UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2016

Guggenheim Variable Funds Trust Semi-Annual Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series M	(Macro Opportunities Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(Mid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

GVFT-SEMI-0616x1216	guggenheiminvestments.com

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
SERIES A (STYLEPLUS—LARGE CORE SERIES)	7
SERIES B (LARGE CAP VALUE SERIES)	14
SERIES D (WORLD EQUITY INCOME SERIES)	20
SERIES E (TOTAL RETURN BOND SERIES)	27
SERIES F (FLOATING RATE STRATEGIES SERIES)	37
SERIES J (STYLEPLUS—MID GROWTH SERIES)	45
SERIES M (MACRO OPPORTUNITIES SERIES)	52
SERIES N (MANAGED ASSET ALLOCATION SERIES)	58
SERIES O (ALL CAP VALUE SERIES)	64
SERIES P (HIGH YIELD SERIES)	71
SERIES Q (SMALL CAP VALUE SERIES)	81
SERIES V (MID CAP VALUE SERIES)	87
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	94
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	101
SERIES Z (ALPHA OPPORTUNITY SERIES)	107
NOTES TO FINANCIAL STATEMENTS	117
OTHER INFORMATION	143
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	151
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	155

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for Funds that are part of the Guggenheim Variable Funds Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2016.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the European Union. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK, emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (“GDP”) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus—Large Core Series)	0.95%	4.16%	$ 1,000.00	$ 1,041.60	$ 4.82
Series B (Large Cap Value Series)	0.82%	6.57%	1,000.00	1,065.70	4.21
Series D (World Equity Income Series)	0.93%	7.01%	1,000.00	1,070.10	4.79
Series E (Total Return Bond Series)	0.85%	4.72%	1,000.00	1,047.20	4.33
Series F (Floating Rate Strategies Series)	1.18%	3.46%	1,000.00	1,034.60	5.97
Series J (StylePlus—Mid Growth Series)	0.93%	2.52%	1,000.00	1,025.20	4.68
Series M (Macro Opportunities Series)	1.36%	2.09%	1,000.00	1,020.90	6.83
Series N (Managed Asset Allocation Series)	0.92%	4.19%	1,000.00	1,041.90	4.67
Series O (All Cap Value Series)	0.89%	6.72%	1,000.00	1,067.20	4.57
Series P (High Yield Series)	1.14%	7.79%	1,000.00	1,077.90	5.89
Series Q (Small Cap Value Series)	1.19%	5.87%	1,000.00	1,058.70	6.09
Series V (Mid Cap Value Series)	0.96%	8.60%	1,000.00	1,086.00	4.98
Series X (StylePlus—Small Growth Series)	1.19%	(0.93%)	1,000.00	990.70	5.89
Series Y (StylePlus—Large Growth Series)	1.00%	1.79%	1,000.00	1,017.90	5.02
Series Z (Alpha Opportunity Series)	2.97%	3.32%	1,000.00	1,033.20	15.01

Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus—Large Core Series)	0.95%	5.00%	$ 1,000.00	$ 1,020.14	$ 4.77
Series B (Large Cap Value Series)	0.82%	5.00%	1,000.00	1,020.79	4.12
Series D (World Equity Income Series)	0.93%	5.00%	1,000.00	1,020.24	4.67
Series E (Total Return Bond Series)	0.85%	5.00%	1,000.00	1,020.64	4.27
Series F (Floating Rate Strategies Series)	1.18%	5.00%	1,000.00	1,019.00	5.92
Series J (StylePlus—Mid Growth Series)	0.93%	5.00%	1,000.00	1,020.24	4.67
Series M (Macro Opportunities Series)	1.36%	5.00%	1,000.00	1,018.10	6.82
Series N (Managed Asset Allocation Series)	0.92%	5.00%	1,000.00	1,020.29	4.62
Series O (All Cap Value Series)	0.89%	5.00%	1,000.00	1,020.44	4.47
Series P (High Yield Series)	1.14%	5.00%	1,000.00	1,019.19	5.72
Series Q (Small Cap Value Series)	1.19%	5.00%	1,000.00	1,018.95	5.97
Series V (Mid Cap Value Series)	0.96%	5.00%	1,000.00	1,020.09	4.82
Series X (StylePlus—Small Growth Series)	1.19%	5.00%	1,000.00	1,018.95	5.97
Series Y (StylePlus—Large Growth Series)	1.00%	5.00%	1,000.00	1,019.89	5.02
Series Z (Alpha Opportunity Series)	2.97%	5.00%	1,000.00	1,010.09	14.84

[1]	Annualized net expenses and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2016

SERIES A (STYLEPLUS—LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	26.5%
Guggenheim Strategy Fund II	26.1%
Guggenheim Strategy Fund III	16.3%
Guggenheim Strategy Fund I	7.8%
Apple, Inc.	0.6%
Microsoft Corp.	0.5%
Johnson & Johnson	0.4%
Procter & Gamble Co.	0.4%
JPMorgan Chase & Co.	0.4%
Pfizer, Inc.	0.4%
Top Ten Total	79.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

COMMON STOCKS† - 17.3%

Consumer, Non-cyclical – 5.9%
Johnson & Johnson	7,844	$951,476
Procter & Gamble Co.	9,959	843,229
Pfizer, Inc.	22,943	807,823
Merck & Company, Inc.	12,264	706,529
PepsiCo, Inc.	6,639	703,336
UnitedHealth Group, Inc.	4,706	664,487
Medtronic plc	7,507	651,382
Amgen, Inc.	3,861	587,451
Gilead Sciences, Inc.	6,996	583,606
AbbVie, Inc.	9,133	565,424
Express Scripts Holding Co.*	6,190	469,202
McKesson Corp.	2,484	463,638
Kroger Co.	12,363	454,835
Becton Dickinson and Co.	2,664	451,788
Allergan plc*	1,895	437,916
Archer-Daniels-Midland Co.	9,904	424,783
Cardinal Health, Inc.	5,360	418,133
HCA Holdings, Inc.*	5,375	413,929
Thermo Fisher Scientific, Inc.	2,515	371,617
Sysco Corp.	6,486	329,100
Kimberly-Clark Corp.	2,199	302,319
Tyson Foods, Inc. — Class A	4,103	274,039
General Mills, Inc.	3,527	251,546
Edwards Lifesciences Corp.*	1,130	112,695
Abbott Laboratories	2,810	110,461
Aetna, Inc.	844	103,078
Alexion Pharmaceuticals, Inc.*	740	86,402
Cigna Corp.	669	85,625
Anthem, Inc.	622	81,693
Total Consumer, Non-cyclical		12,707,542

Industrial - 2.4%
Boeing Co.	4,244	551,169
United Parcel Service, Inc. — Class B	5,000	538,599
Union Pacific Corp.	6,098	532,051
Caterpillar, Inc.	6,301	477,679
Waste Management, Inc.	6,938	459,781
Emerson Electric Co.	8,450	440,752
FedEx Corp.	2,751	417,547
CSX Corp.	15,965	416,367
Eaton Corporation plc	6,938	414,407
General Electric Co.	10,304	324,370
Lockheed Martin Corp.	1,114	276,461
United Technologies Corp.	1,767	181,206
Honeywell International, Inc.	1,376	160,056
Total Industrial		5,190,445

Financial - 2.0%
JPMorgan Chase & Co.	13,149	817,078
Bank of America Corp.	46,044	611,004
Travelers Companies, Inc.	3,819	454,614
Aflac, Inc.	6,198	447,248
Bank of New York Mellon Corp.	11,020	428,127
MetLife, Inc.	10,366	412,878
Prudential Financial, Inc.	5,586	398,505
Wells Fargo & Co.	4,392	207,873
Berkshire Hathaway, Inc. — Class B*	1,271	184,028
Equity Residential	1,876	129,219
Chubb Ltd.	884	115,548
Charles Schwab Corp.	4,357	110,276
Principal Financial Group, Inc.	2,499	102,734
Total Financial		4,419,132

Technology - 2.0%
Apple, Inc.	14,348	1,371,669
Microsoft Corp.	20,701	1,059,270
Intel Corp.	21,361	700,641
International Business Machines Corp.	3,696	560,979
Oracle Corp.	4,773	195,359
QUALCOMM, Inc.	3,379	181,013
Broadcom Ltd.	741	115,151
Hewlett Packard Enterprise Co.	4,300	78,561
Total Technology		4,262,643

Consumer, Cyclical - 1.6%
Wal-Mart Stores, Inc.	8,449	616,946
CVS Health Corp.	6,101	584,109
Walgreens Boots Alliance, Inc.	6,543	544,836
Ford Motor Co.	29,958	376,572
General Motors Co.	12,365	349,930
Target Corp.	3,929	274,323
Southwest Airlines Co.	6,962	272,980
Delta Air Lines, Inc.	7,114	259,163
American Airlines Group, Inc.	6,982	197,660
Total Consumer, Cyclical		3,476,519

Communications - 1.6%
Cisco Systems, Inc.	22,996	659,755
Time Warner, Inc.	6,485	476,907
Alphabet, Inc. — Class C*	689	476,857
eBay, Inc.*	17,359	406,374
AT&T, Inc.	8,704	376,100
Walt Disney Co.	2,993	292,775
Verizon Communications, Inc.	4,742	264,793
Amazon.com, Inc.*	263	188,208
Facebook, Inc. — Class A*	1,552	177,363
Comcast Corp. — Class A	2,345	152,871
Total Communications		3,472,003

Energy - 1.3%
Exxon Mobil Corp.	8,495	796,321
Chevron Corp.	4,044	423,933
Schlumberger Ltd.	3,440	272,035
Phillips 66	2,338	185,497
Valero Energy Corp.	2,984	152,184

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value

EOG Resources, Inc.	1,600	$133,471
Anadarko Petroleum Corp.	2,504	133,338
Hess Corp.	2,167	130,237
ConocoPhillips	2,966	129,318
Spectra Energy Corp.	3,496	128,059
Kinder Morgan, Inc.	6,160	115,315
Occidental Petroleum Corp.	1,475	111,451
Halliburton Co.	2,102	95,200
Total Energy		2,806,359

Utilities - 0.3%
NextEra Energy, Inc.	4,028	525,251
Exelon Corp.	2,411	87,664
Total Utilities		612,915

Basic Materials - 0.2%
Nucor Corp.	2,295	113,396
International Paper Co.	2,642	111,968
LyondellBasell Industries N.V. — Class A	1,368	101,807
Dow Chemical Co.	2,047	101,756
Monsanto Co.	659	68,147
Total Basic Materials		497,074

Total Common Stocks
(Cost $36,189,732)		37,444,632

MUTUAL FUNDS†,1 - 76.7%
Guggenheim Variable Insurance Strategy Fund III	2,308,062	57,216,863
Guggenheim Strategy Fund II	2,268,172	56,273,352
Guggenheim Strategy Fund III	1,421,708	35,244,131
Guggenheim Strategy Fund I	673,569	16,778,614
Total Mutual Funds
(Cost $166,115,415)		165,512,960

SHORT TERM INVESTMENTS† - 3.6%
Dreyfus Treasury Prime Cash Management Fund - Institutional Class 0.16%[2]	7,669,811	7,669,811
Total Short Term Investments
(Cost $7,669,811)		7,669,811

Total Investments - 97.6%
(Cost $209,974,958)		$210,627,403
Other Assets & Liabilities, net - 2.4%		5,093,121
Total Net Assets - 100.0%		$215,720,524

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,192,400)	21	$19,148

Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America October 2016 S&P 500 Index Swap 0.27%[3], Terminating 10/05/16 (Notional Value $175,000,848)	83,379	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES A (STYLEPLUS—LARGE CORE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$37,444,632	$—	$—	$—	$37,444,632
Equity Futures Contracts	—	19,148	—	—	19,148
Equity Index Swap Agreements	—	—	—	—	—
Mutual Funds	165,512,960	—	—	—	165,512,960
Short Term Investments	7,669,811	—	—	—	7,669,811
Total	$210,627,403	$19,148	$—	$—	$210,646,551

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $43,859,543)	$45,114,443
Investments in affiliated issuers, at value (cost $166,115,415)	165,512,960
Total investments (cost $209,974,958)	210,627,403
Segregated cash with broker	3,028,200
Receivables:
Securities sold	2,670,000
Dividends	341,604
Variation margin	22,260
Fund shares sold	20,554
Foreign taxes reclaim	575
Total assets	216,710,596

Liabilities:
Overdraft due to custodian bank	172
Payable for:
Swap settlement	342,380
Securities purchased	314,912
Management fees	132,297
Fund shares redeemed	60,036
Fund accounting/administration fees	16,757
Trustees’ fees*	13,332
Transfer agent/maintenance fees	3,307
Miscellaneous	106,879
Total liabilities	990,072
Commitments and contingent liabilities (Note 15)	—
Net assets	$215,720,524

Net assets consist of:
Paid in capital	$223,986,530
Undistributed net investment income	3,189,744
Accumulated net realized loss on investments	(12,127,343)
Net unrealized appreciation on investments	671,593
Net assets	$215,720,524
Capital shares outstanding	6,032,463
Net asset value per share	$35.76

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$1,847,932
Dividends from securities of unaffiliated issuers	429,960
Interest	2,924
Other income	415
Total investment income	2,281,231

Expenses:
Management fees	785,947
Transfer agent/maintenance fees	12,568
Fund accounting/administration fees	99,552
Line of credit fees	14,528
Trustees’ fees*	8,151
Custodian fees	3,600
Miscellaneous	67,484
Total expenses	991,830
Net investment income	1,289,401

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	381,930
Investments in affiliated issuers	(91,903)
Swap agreements	3,085,673
Futures contracts	(37,412)
Net realized gain	3,338,288
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	679,749
Investments in affiliated issuers	72,086
Swap agreements	2,983,652
Futures contracts	23,529
Net change in unrealized appreciation (depreciation)	3,759,016
Net realized and unrealized gain	7,097,304
Net increase in net assets resulting from operations	$8,386,705

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,289,401	$1,908,621
Net realized gain on investments	3,338,288	11,022,044
Net change in unrealized appreciation (depreciation) on investments	3,759,016	(9,256,807)
Net increase in net assets resulting from operations	8,386,705	3,673,858

Distributions to shareholders from:
Net investment income	—	(3,137,523)
Net realized gains	—	(20,083,072)
Total distributions to shareholders	—	(23,220,595)

Capital share transactions:
Proceeds from sale of shares	4,164,049	12,564,041
Distributions reinvested	—	23,220,595
Cost of shares redeemed	(15,710,351)	(36,433,210)
Net decrease from capital share transactions	(11,546,302)	(648,574)
Net decrease in net assets	(3,159,597)	(20,195,311)

Net assets:
Beginning of period	218,880,121	239,075,432
End of period	$215,720,524	$218,880,121
Undistributed net investment income at end of period	$3,189,744	$1,900,343

Capital share activity:
Shares sold	124,323	343,003
Shares issued from reinvestment of distributions	—	660,051
Shares redeemed	(465,481)	(1,000,356)
Net increase (decrease) in shares	(341,158)	2,698

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$34.34	$37.53	$32.50	$25.22	$22.31	$23.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.30	.44	.16	.23	.13
Net gain (loss) on investments (realized and unrealized)	1.21	.36	4.59	7.12	2.68	(1.06)
Total from investment operations	1.42	.66	5.03	7.28	2.91	(.93)
Less distributions from:
Net investment income	—	(.52)	—	—	—	—
Net realized gains	—	(3.33)	—	—	—	—
Total distributions	—	(3.85)	—	—	—	—
Net asset value, end of period	$35.76	$34.34	$37.53	$32.50	$25.22	$22.31

Total Return[c]	4.16%	1.50%	15.48%	28.87%	13.04%	(4.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$215,721	$218,880	$239,075	$231,194	$198,615	$206,995
Ratios to average net assets:
Net investment income (loss)	1.23%	0.83%	1.28%	0.56%	0.92%	0.57%
Total expenses[d]	0.95%	0.96%	0.97%	0.96%	0.94%	0.90%
Net expenses	0.95%	0.96%	0.95%[e]	0.96%[e]	0.94%[e]	0.90%[e]
Portfolio turnover rate	24%	66%	88%	267%	103%	87%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2016

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.0%
Wells Fargo & Co.	2.9%
Edison International	2.8%
Chevron Corp.	2.6%
Exxon Mobil Corp.	2.6%
American International Group, Inc.	2.5%
Cisco Systems, Inc.	2.5%
Dow Chemical Co.	2.4%
UnitedHealth Group, Inc.	2.1%
Top Ten Total	26.9%

“Ten Largest Holdings” excludes any temporary cash investments.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 95.2%

Financial - 24.0%
JPMorgan Chase & Co.	131,950	$8,199,374
Wells Fargo & Co.	146,395	6,928,876
American International Group, Inc.	109,889	5,812,030
Citigroup, Inc.	107,234	4,545,649
Zions Bancorporation	168,470	4,233,651
Allstate Corp.	55,070	3,852,147
Sun Communities, Inc.	34,330	2,631,051
Assured Guaranty Ltd.	98,390	2,496,154
BB&T Corp.	66,310	2,361,299
Unum Group	65,087	2,069,116
Bank of America Corp.	142,500	1,890,975
Simon Property Group, Inc.	7,430	1,611,567
Charles Schwab Corp.	54,050	1,368,005
Equity Residential	18,710	1,288,745
KeyCorp	102,606	1,133,796
MasterCard, Inc. — Class A	12,378	1,090,007
Morgan Stanley	35,168	913,665
Ally Financial, Inc.*	51,831	884,755
Hanover Insurance Group, Inc.	9,654	816,921
E*TRADE Financial Corp.*	33,253	781,113
Prudential Financial, Inc.	10,662	760,627
T. Rowe Price Group, Inc.	9,352	682,415
Hartford Financial Services Group, Inc.	8,000	355,040
Total Financial		56,706,978

Consumer, Non-cyclical - 15.8%
Johnson & Johnson	58,430	7,087,558
UnitedHealth Group, Inc.	34,480	4,868,576
Pfizer, Inc.	104,900	3,693,529
Medtronic plc	35,620	3,090,747
Bunge Ltd.	49,990	2,956,909
Zimmer Biomet Holdings, Inc.	24,050	2,895,139
Quest Diagnostics, Inc.	35,050	2,853,421
HCA Holdings, Inc.*	34,270	2,639,133
Mondelez International, Inc. — Class A	41,157	1,873,055
Hershey Co.	12,928	1,467,199
Philip Morris International, Inc.	12,018	1,222,471
Sanderson Farms, Inc.	12,386	1,073,123
United Rentals, Inc.*	14,769	991,000
Medivation, Inc.*	11,494	693,088
Total Consumer, Non-cyclical		37,404,948

Industrial - 11.8%
Republic Services, Inc. — Class A	86,223	4,424,102
FLIR Systems, Inc.	124,690	3,859,156
General Electric Co.	108,292	3,409,031
WestRock Co.	75,631	2,939,777
CH Robinson Worldwide, Inc.	34,400	2,554,200
Jabil Circuit, Inc.	122,371	2,260,192
Corning, Inc.	83,608	1,712,292
Huntington Ingalls Industries, Inc.	7,651	1,285,598
Harris Corp.	15,370	1,282,473
Honeywell International, Inc.	10,534	1,225,315
CSX Corp.	45,139	1,177,225
Eaton Corporation plc	19,215	1,147,712
Spirit AeroSystems Holdings, Inc. — Class A*	12,420	534,060
Total Industrial		27,811,133

Energy - 11.0%
Chevron Corp.	58,240	6,105,299
Exxon Mobil Corp.	64,750	6,069,665
Marathon Oil Corp.	199,890	3,000,349
Kinder Morgan, Inc.	149,804	2,804,331
Hess Corp.	41,670	2,504,367
Rowan Companies plc — Class A	107,041	1,890,344
Valero Energy Corp.	25,827	1,317,177
Apache Corp.	21,782	1,212,604
QEP Resources, Inc.	34,741	612,484
Whiting Petroleum Corp.*	53,536	495,743
Total Energy		26,012,363

Utilities - 8.8%
Edison International	85,420	6,634,570
Public Service Enterprise Group, Inc.	90,550	4,220,536
OGE Energy Corp.	88,860	2,910,165
Ameren Corp.	53,439	2,863,262
UGI Corp.	45,281	2,048,965
Exelon Corp.	39,930	1,451,855
Duke Energy Corp.	8,550	733,505
Total Utilities		20,862,858

Technology - 7.7%
Intel Corp.	125,620	4,120,335
QUALCOMM, Inc.	75,238	4,030,500
Applied Materials, Inc.	114,756	2,750,702
Lam Research Corp.	29,590	2,487,335
Microsoft Corp.	40,940	2,094,900
Micron Technology, Inc.*	110,192	1,516,242
Texas Instruments, Inc.	20,520	1,285,578
Total Technology		18,285,592

Consumer, Cyclical - 6.8%
CVS Health Corp.	43,970	4,209,688
Lear Corp.	32,770	3,334,675
Wal-Mart Stores, Inc.	36,300	2,650,626
Target Corp.	31,509	2,199,958
PVH Corp.	13,030	1,227,817
J.C. Penney Company, Inc.*	126,100	1,119,768
Goodyear Tire & Rubber Co.	35,754	917,448
AutoNation, Inc.*	10,781	506,491
Total Consumer, Cyclical		16,166,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

Communications - 5.3%
Cisco Systems, Inc.	202,470	$5,808,864
AT&T, Inc.	84,144	3,635,862
Scripps Networks Interactive, Inc. — Class A	29,510	1,837,588
Yahoo!, Inc.*	35,600	1,337,136
Total Communications		12,619,450

Basic Materials - 4.0%
Dow Chemical Co.	114,782	5,705,813
Reliance Steel & Aluminum Co.	41,950	3,225,955
Freeport-McMoRan, Inc.	54,442	606,484
Total Basic Materials		9,538,252

Total Common Stocks
(Cost $190,706,759)		225,408,045

SHORT TERM INVESTMENTS† - 4.8%
Dreyfus Treasury Securities Cash Management Fund – Institutional Shares 0.16%[1]	11,247,672	11,247,672
Total Short Term Investments
(Cost $11,247,672)		11,247,672

Total Investments - 100.0%
(Cost $201,954,431)		$236,655,717
Other Assets & Liabilities, net - 0.0%		23,495
Total Net Assets - 100.0%		$236,679,212

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$225,408,045	$—	$—	$225,408,045
Short Term Investments	11,247,672	—	—	11,247,672
Total	$236,655,717	$—	$—	$236,655,717

For the period ended June 30, 2016, there were no transfers between levels.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $201,954,431)	$236,655,717
Prepaid expenses	3,154
Cash	1,271
Receivables:
Dividends	230,269
Fund shares sold	14,856
Foreign taxes reclaim	13,902
Total assets	236,919,169

Liabilities:
Payable for:
Management fees	126,237
Fund shares redeemed	49,286
Direct shareholders expense	19,321
Fund accounting/administration fees	18,450
Legal fees	17,342
Custodian fees	13,055
Trustees' fees*	5,453
Transfer agent/maintenance fees	3,737
Miscellaneous	(12,924)
Total liabilities	239,957
Commitments and contingent liabilities (Note 15)	—
Net assets	$236,679,212

Net assets consist of:
Paid in capital	$204,196,881
Undistributed net investment income	5,965,565
Accumulated net realized loss on investments	(8,184,520)
Net unrealized appreciation on investments	34,701,286
Net assets	$236,679,212
Capital shares outstanding	6,691,996
Net asset value per share	$35.37

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $416)	$2,717,475
Interest	4,186
Total investment income	2,721,661

Expenses:
Management fees	737,238
Transfer agent/maintenance fees	12,591
Fund accounting/administration fees	107,749
Line of credit fees	18,529
Trustees' fees*	18
Custodian fees	18
Miscellaneous	49,183
Total expenses	925,326
Net investment income	1,796,335

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,110,020
Net realized gain	2,110,020
Net change in unrealized appreciation (depreciation) on:
Investments	10,769,168
Net change in unrealized appreciation (depreciation)	10,769,168
Net realized and unrealized gain	12,879,188
Net increase in net assets resulting from operations	$14,675,523

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,796,335	$4,189,404
Net realized gain on investments	2,110,020	14,222,606
Net change in unrealized appreciation (depreciation) on investments	10,769,168	(31,474,677)
Net increase (decrease) in net assets resulting from operations	14,675,523	(13,062,667)

Distributions to shareholders from:
Net investment income	—	(2,928,952)
Net realized gains	—	(37,933,710)
Total distributions to shareholders	—	(40,862,662)

Capital share transactions:
Proceeds from sale of shares	6,927,322	7,860,711
Distributions reinvested	—	40,862,662
Cost of shares redeemed	(18,021,250)	(36,900,523)
Net increase (decrease) from capital share transactions	(11,093,928)	11,822,850
Net increase (decrease) in net assets	3,581,595	(42,102,479)

Net assets:
Beginning of period	233,097,617	275,200,096
End of period	$236,679,212	$233,097,617
Undistributed net investment income at end of period	$5,965,565	$4,169,230

Capital share activity:
Shares sold	212,466	208,647
Shares issued from reinvestment of distributions	—	1,153,010
Shares redeemed	(542,469)	(986,485)
Net increase (decrease) in shares	(330,003)	375,172

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$33.20	$41.40	$37.82	$28.66	$24.79	$25.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.61	.41	.35	.35	.26
Net gain (loss) on investments (realized and unrealized)	1.91	(2.29)	3.17	8.81	3.52	(1.26)
Total from investment operations	2.17	(1.68)	3.58	9.16	3.87	(1.00)
Less distributions from:
Net investment income	—	(.47)	—	—	—	—
Net realized gains	—	(6.05)	—	—	—	—
Total distributions	—	(6.52)	—	—	—	—
Net asset value, end of period	$35.37	$33.20	$41.40	$37.82	$28.66	$24.79

Total Return[c]	6.57%	(5.08%)	9.47%	31.96%	15.61%	(3.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$236,679	$233,098	$275,200	$283,527	$246,107	$249,451
Ratios to average net assets:
Net investment income (loss)	1.58%	1.63%	1.04%	1.05%	1.28%	1.00%
Total expenses	0.82%	0.84%	0.83%	0.83%	0.83%	0.80%
Portfolio turnover rate	19%	38%	47%	26%	17%	19%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	June 30, 2016

SERIES D (WORLD EQUITY INCOME SERIES)

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At June 30, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United States	55.0%	$88,826,258
Japan	8.2%	13,246,012
United Kingdom	6.3%	10,130,687
Canada	5.5%	8,857,174
Australia	3.9%	6,238,027
Switzerland	3.6%	5,765,537
Singapore	3.2%	5,125,568
Other	14.3%	23,007,503
Total Investments	100.0%	$161,196,766

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	1.8%
AT&T, Inc.	1.6%
Verizon Communications, Inc.	1.5%
Pfizer, Inc.	1.4%
Procter & Gamble Co.	1.4%
Wells Fargo & Co.	1.3%
Merck & Company, Inc.	1.3%
Roche Holding AG	1.3%
Home Depot, Inc.	1.3%
UnitedHealth Group, Inc.	1.3%
Top Ten Total	14.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

COMMON STOCKS† - 98.9%

Consumer, Non-cyclical - 27.1%
Johnson & Johnson	24,800	$3,008,241
Pfizer, Inc.	65,400	2,302,734
Procter & Gamble Co.	26,900	2,277,623
Merck & Company, Inc.	37,700	2,171,897
Roche Holding AG††	8,200	2,163,593
UnitedHealth Group, Inc.	14,500	2,047,400
Novartis AG††	23,800	1,964,216
GlaxoSmithKline plc††	86,200	1,850,566
PepsiCo, Inc.	17,400	1,843,356
Altria Group, Inc.	26,100	1,799,856
Automatic Data Processing, Inc.	17,200	1,580,164
Eli Lilly & Co.	18,600	1,464,750
Reynolds American, Inc.	26,400	1,423,752
Kimberly-Clark Corp.	10,100	1,388,548
Dr Pepper Snapple Group, Inc.	13,700	1,323,831
Sysco Corp.	26,000	1,319,240
Clorox Co.	9,300	1,287,027
Transurban Group††	136,700	1,231,126
Wesfarmers Ltd.††	40,700	1,227,286
Cardinal Health, Inc.	14,500	1,131,145
Nissin Foods Holdings Company Ltd.††	19,000	1,037,507
Woolworths Ltd.††	60,500	951,501
Philip Morris International, Inc.	9,100	925,652
Otsuka Holdings Company Ltd.††	18,900	870,882
Wm Morrison Supermarkets plc††	322,100	808,169
Asahi Group Holdings Ltd.††	20,000	646,633
Hutchison Port Holdings Trust — Class U††	1,126,400	515,407
General Mills, Inc.	6,600	470,712
Patterson Companies, Inc.	9,200	440,588
Anthem, Inc.	3,300	433,422
AstraZeneca plc — Class A††	7,200	430,392
Abbott Laboratories	10,700	420,617
H&R Block, Inc.	18,200	418,600
Takeda Pharmaceutical Company Ltd.††	9,200	396,741
Diageo plc††	10,900	304,425
Colgate-Palmolive Co.	3,300	241,560
Henry Schein, Inc.*	500	88,400
Total Consumer, Non-cyclical		44,207,559

Financial - 24.5%
Wells Fargo & Co.	46,100	2,181,913
HSBC Holdings plc*,††	288,200	1,785,364
Daito Trust Construction Company Ltd.††	9,400	1,526,059
U.S. Bancorp	37,200	1,500,276
CME Group, Inc. — Class A	15,100	1,470,740
Marsh & McLennan Companies, Inc.	20,700	1,417,122
Swedbank AB — Class A††	67,000	1,406,918
Nordea Bank AB††	160,400	1,360,498
Cincinnati Financial Corp.	17,700	1,325,553
Vicinity Centres††	468,601	1,168,995
M&T Bank Corp.	9,600	1,135,008
Everest Re Group Ltd.	6,200	1,132,554
Skandinaviska Enskilda Banken AB — Class A††	121,700	1,062,915
American Capital Agency Corp.	53,000	1,050,460
Singapore Exchange Ltd.††	184,100	1,048,776
Simon Property Group, Inc.	4,700	1,019,430
Allianz AG††	7,000	998,440
Government Properties Trust, Inc.*,††	240,700	978,764
Annaly Capital Management, Inc.	86,700	959,769
RenaissanceRe Holdings Ltd.	7,700	904,288
First Capital Realty, Inc.	51,000	874,879
Ascendas Real Estate Investment Trust††	455,400	842,887
People’s United Financial, Inc.	57,300	840,018
CapitaLand Mall Trust††	522,500	830,855
Gecina S.A.††	6,000	812,558
T. Rowe Price Group, Inc.	11,100	809,967
H&R Real Estate Investment Trust	46,400	808,540
Axis Capital Holdings Ltd.	14,400	792,000
Japan Retail Fund Investment Corp.††	300	765,966
Liberty Property Trust	18,100	718,932
Intact Financial Corp.	8,900	635,848
CI Financial Corp.	29,700	619,617
Societe Generale S.A.††	18,200	569,312
Sampo Oyj — Class A††	12,800	523,388
Barclays plc††	278,900	518,534
Chubb Ltd.	3,900	509,769
Hang Seng Bank Ltd.††	26,900	461,399
Suncorp Group Ltd.††	49,900	457,542
Bank of Montreal	7,000	444,074
Lloyds Banking Group plc††	547,400	396,403
ING Groep N.V.††	36,400	376,530
PNC Financial Services Group, Inc.	4,300	349,977
CNP Assurances††	21,700	320,105
JPMorgan Chase & Co.	1,600	99,424
WR Berkley Corp.	1,500	89,880
Tryg A/S††	1,200	21,481
Total Financial		39,923,727

Communications - 10.4%
AT&T, Inc.	61,700	2,666,057
Verizon Communications, Inc.	44,100	2,462,544
Telstra Corp., Ltd.††	287,500	1,201,577
Thomson Reuters Corp.	27,900	1,128,924
Shaw Communications, Inc. — Class B	57,700	1,107,734
Singapore Telecommunications Ltd.††	316,300	977,010
StarHub Ltd.††	322,700	910,633
BCE, Inc.	19,100	903,997
Alphabet, Inc. — Class C*	1,200	830,520
HKT Trust & HKT Ltd.	573,000	825,714
CenturyLink, Inc.	25,100	728,151
Singapore Press Holdings Ltd.*,††	230,800	680,173
Bezeq The Israeli Telecommunication Corporation Ltd.††	326,700	647,245
TELUS Corp.	19,800	637,627
Frontier Communications Corp.	74,000	365,560

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value

Amazon.com, Inc.*	500	$357,810
TDC A/S††	63,300	310,143
Telia Company AB††	41,000	194,115
Comcast Corp. — Class A	300	19,557
Total Communications		16,955,091

Consumer, Cyclical - 10.1%
Home Depot, Inc.	16,100	2,055,809
Wal-Mart Stores, Inc.	23,900	1,745,178
McDonald’s Corp.	13,500	1,624,590
Mitsui & Company Ltd.††	122,500	1,462,163
Costco Wholesale Corp.	8,800	1,381,952
Toyota Motor Corp.††	26,800	1,321,073
Next plc*,††	19,500	1,288,216
Darden Restaurants, Inc.	17,800	1,127,452
Sankyo Company Ltd.††	27,300	1,023,461
Lawson, Inc.††	12,700	1,013,804
Yue Yuen Industrial Holdings Ltd.††	207,800	823,557
Berkeley Group Holdings plc††	20,200	681,836
FamilyMart Company Ltd.††	8,200	499,670
Compass Group plc††	18,200	346,018
Mitsubishi Corp.††	3,400	59,859
Total Consumer, Cyclical		16,454,638

Technology - 9.3%
International Business Machines Corp.	12,700	1,927,606
Accenture plc — Class A	14,900	1,688,021
Apple, Inc.	16,800	1,606,080
Canon, Inc.††	54,500	1,555,836
CA, Inc.	45,800	1,503,614
Paychex, Inc.	23,500	1,398,250
Fidelity National Information Services, Inc.	18,100	1,333,608
Linear Technology Corp.	26,800	1,247,004
Oracle Corporation Japan††	20,000	1,066,358
Microsoft Corp.	18,800	961,996
Seagate Technology plc	37,000	901,320
Total Technology		15,189,693

Utilities - 6.6%
CLP Holdings Ltd.††	144,038	1,471,337
PPL Corp.	38,800	1,464,700
Duke Energy Corp.	15,500	1,329,745
Terna Rete Elettrica Nazionale SpA††	211,300	1,175,716
Snam SpA††	190,600	1,139,304
Dominion Resources, Inc.	11,400	888,402
Southern Co.	16,300	874,169
DTE Energy Co.	7,300	723,576
CenterPoint Energy, Inc.	25,200	604,800
SCANA Corp.	7,200	544,752
Sempra Energy	4,000	456,080
Fortis, Inc.	4,700	158,887
Total Utilities		10,831,468

Industrial - 6.4%
Lockheed Martin Corp.	7,100	1,762,007
3M Co.	8,900	1,558,568
Waste Management, Inc.	22,500	1,491,075
Republic Services, Inc. — Class A	25,900	1,328,929
MTR Corporation Ltd.††	203,500	1,032,379
Garmin Ltd.	20,000	848,400
Honeywell International, Inc.	6,000	697,920
General Electric Co.	10,400	327,392
CAE, Inc.	26,300	317,809
Fraport AG Frankfurt Airport Services Worldwide††	5,400	289,074
Wolseley plc††	5,400	279,559
Atlantia SpA††	10,900	272,292
BAE Systems plc††	36,400	254,577
Total Industrial		10,459,981

Energy - 3.7%
Exxon Mobil Corp.	18,200	1,706,068
BP plc††	248,300	1,453,260
Royal Dutch Shell plc — Class B††	39,000	1,077,513
Neste Oyj††	25,300	907,084
Eni SpA††	36,500	587,816
Rio Tinto plc††	7,200	223,630
Total Energy		5,955,371

Basic Materials - 0.8%
Potash Corporation of Saskatchewan, Inc.	75,000	1,219,238

Total Common Stocks
(Cost $154,141,663)		161,196,766

SHORT TERM INVESTMENTS† - 0.6%
Goldman Sachs Financial Square Treasury Instruments Fund 0.19%[1]	971,270	971,270
Total Short Term Investments
(Cost $971,270)		971,270

Total Investments - 99.5%
(Cost $155,112,933)		$162,168,036
Other Assets & Liabilities, net - 0.5%		877,412
Total Net Assets - 100.0%		$163,045,448

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES D (WORLD EQUITY INCOME SERIES)

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 British Pound Futures Contracts (Aggregate Value of Contracts $5,162,275)	62	$(14,907)
September 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $7,065,150)	95	(52,493)
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $7,787,150)	56	(54,271)
(Total Aggregate Value of Contracts $20,014,575)		$(121,671)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$102,338,345	$—	$58,858,421	$—	$161,196,766
Short Term Investments	971,270	—	—	—	971,270
Total	$103,309,615	$—	$58,858,421	$—	$162,168,036

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$121,671	$—	$—	$121,761

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of June 30, 2016, Series D (World Equity Income Series) had transfers between Level 2 and Level 1 due to utilizing international fair value pricing during the period. There were no other securities that transferred between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $155,112,933)	$162,168,036
Foreign currency, at value (cost $66,171)	66,123
Segregated cash with broker	516,300
Prepaid expenses	2,389
Receivables:
Securities sold	6,045,378
Dividends	557,134
Foreign taxes reclaim	517,193
Variation margin	32,048
Fund shares sold	8,232
Total assets	169,912,833

Liabilities:
Overdraft due to custodian bank	3,711
Payable for:
Securities purchased	6,625,675
Management fees	92,477
Fund shares redeemed	75,998
Fund accounting/administration fees	19,817
Transfer agent/maintenance fees	3,764
Trustees’ fees*	3,454
Miscellaneous	42,489
Total liabilities	6,867,385
Commitments and contingent liabilities (Note15)	—
Net assets	$163,045,448

Net assets consist of:
Paid in capital	$204,218,977
Undistributed net investment income	7,786,204
Accumulated net realized loss on investments	(55,895,630)
Net unrealized appreciation on investments	6,935,897
Net assets	$163,045,448
Capital shares outstanding	12,572,226
Net asset value per share	$12.97

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $268,596)	$3,622,364
Other income	806
Total investment income	3,623,170

Expenses:
Management fees	553,099
Transfer agent/maintenance fees	12,597
Fund accounting/administration fees	118,522
Line of credit fees	12,372
Custodian fees	11,811
Tax expense	207
Trustees’ fees*	18
Miscellaneous	26,816
Total expenses	735,442
Net investment income	2,887,728

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(296,321)
Futures contracts	(468,100)
Foreign currency	13,944
Net realized loss	(750,477)
Net change in unrealized appreciation (depreciation) on:
Investments	8,757,075
Futures contracts	(121,671)
Foreign currency	42,269
Net change in unrealized appreciation (depreciation)	8,677,673
Net realized and unrealized gain	7,927,196
Net increase in net assets resulting from operations	$10,814,924

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,887,728	$4,917,694
Net realized loss on investments	(750,477)	(2,047,178)
Net change in unrealized appreciation (depreciation) on investments	8,677,673	(3,729,132)
Net increase (decrease) in net assets resulting from operations	10,814,924	(858,616)

Distributions to shareholders from:
Net investment income	—	(5,474,029)
Total distributions to shareholders	—	(5,474,029)

Capital share transactions:
Proceeds from sale of shares	8,990,706	5,158,083
Distributions reinvested	—	5,474,029
Cost of shares redeemed	(14,823,536)	(24,784,500)
Net decrease from capital share transactions	(5,832,830)	(14,152,388)
Net increase (decrease) in net assets	4,982,094	(20,485,033)

Net assets:
Beginning of period	158,063,354	178,548,387
End of period	$163,045,448	$158,063,354
Undistributed net investment income at end of period	$7,786,204	$4,898,476

Capital share activity:
Shares sold	742,142	409,045
Shares issued from reinvestment of distributions	—	437,922
Shares redeemed	(1,207,687)	(1,982,543)
Net decrease in shares	(465,545)	(1,135,576)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$12.12	$12.60	$12.00	$10.06	$8.63	$10.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.36	.37	.28	.19	.12
Net gain (loss) on investments (realized and unrealized)	.63	(.43)	.23	1.66	1.24	(1.74)
Total from investment operations	.85	(.07)	.60	1.94	1.43	(1.62)
Less distributions from:
Net investment income	—	(.41)	(—)[c]	—	—	—
Total distributions	—	(.41)	(—)[c]	—	—	—
Net asset value, end of period	$12.97	$12.12	$12.60	$12.00	$10.06	$8.63

Total Return[d]	7.01%	(0.67%)	5.00%	19.28%	16.57%	(15.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,045	$158,063	$178,548	$193,594	$185,233	$185,747
Ratios to average net assets:
Net investment income (loss)	3.65%	2.88%	2.95%	2.50%	2.03%	1.23%
Total expenses[e]	0.93%	0.96%	1.01%	1.14%	1.17%	1.21%
Portfolio turnover rate	25%	110%	132%	150%	36%	171%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the Fund invests.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: April 26, 1985

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Total Return Bond Fund - Institutional Class	4.2%
U.S. Treasury Bonds	3.8%
Guggenheim Strategy Fund I	2.4%
Fannie Mae 2.13% due 04/24/26	1.7%
Guggenheim Limited Duration Fund - Institutional Class	1.6%
GCAT LLC	1.6%
Willis Engine Securitization Trust II	1.3%
LSTAR Securities Investment Trust 2014-1, 3.57% due 09/01/21	1.2%
U.S. Treasury Notes	1.1%
LSTAR Securities Investment Trust 2015-4, 2.46% due 04/01/20	1.0%
Top Ten Total	19.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AAA	16.1%
AA	11.0%
A	20.6%
BBB	12.6%
BB	7.5%
B	5.6%
CCC	3.7%
CC	0.3%
NR2	12.8%
Other Instruments	9.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value

UNIT INVESTMENTS TRUSTS† - 0.1%
Rescap Liquidating Trust*	9,655	$86,895
Total Unit Investment Trusts
(Cost $487,486)		86,895

PREFERRED STOCKS†† - 0.9%
Financial - 0.5%
Woodbourne Capital Trust III 0.02%*,†††,1,3,8	300,000	154,389
Woodbourne Capital Trust IV 0.02%*,†††,1,3,8	300,000	154,389
Woodbourne Capital Trust I 0.01%*,†††,1,3,8	300,000	154,389
Woodbourne Capital Trust II 0.01%*,†††,1,3,8	300,000	154,389
Total Financial		617,556

Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19[2]	18,000	450,180
Total Preferred Stocks
(Cost $1,655,796)		1,067,736

MUTUAL FUNDS†,5 - 8.3%
Guggenheim Total Return Bond Fund - Institutional Class	195,957	5,261,448
Guggenheim Strategy Fund I	121,512	3,026,866
Guggenheim Limited Duration Fund - Institutional Class	82,860	2,025,919
Total Mutual Funds
(Cost $10,223,238)		10,314,233

SHORT TERM INVESTMENTS† - 0.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Shares 0.16%[6]	1,093,196	1,093,196
Total Short Term Investments
(Cost $1,093,196)		1,093,196

	Face Amount

ASSET-BACKED SECURITIES†† - 34.9%
Collateralized Loan Obligations - 20.8%
OCP CLO Ltd.
2014-6A, 5.58% due 07/17/26[1,4]	$1,400,000	1,009,750
2016-11A, 3.03% due 04/26/28[1,4]	1,000,000	996,735
ALM VII R-2 Ltd.
2013-7R2A, 3.24% due 04/24/24[1,4]	1,250,000	1,240,860
Great Lakes CLO Ltd.
2012-1A, 4.73% due 01/15/23[1,4]	1,000,000	979,202
2014-1A, 4.38% due 04/15/25[1,4]	250,000	241,201
Grayson CLO Ltd.
2006-1A, 1.05% due 11/01/21[1,4]	1,250,000	1,157,461
ACIS CLO Ltd.
2013-2A, 3.84% due 10/14/22[1,4]	750,000	744,401
2013-1A, 3.58% due 04/18/24[1,4]	400,000	365,517
WhiteHorse VIII Ltd.
2014-1A, 2.69% due 05/01/26[1,4]	1,100,000	1,053,600
Oaktree EIF I Series A1 Ltd.
2016-A1, 3.23% due 10/18/27[1,4]	1,000,000	997,404
Marathon CLO IV Ltd.
2012-4A, 3.64% due 05/20/23[1,4]	1,000,000	996,991
Atrium XI
2014-11A, 3.84% due 10/23/25[1,4]	1,000,000	986,156
Northwoods Capital XIV Ltd.
2014-14A, 3.09% due 11/12/25[1,4]	1,000,000	980,000
Telos CLO Ltd.
2013-3A, 3.63% due 01/17/24[1,4]	1,000,000	976,372
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.28% due 10/15/26[1,4]	1,000,000	976,307
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,7]	1,000,000	897,626
Rockwall CDO Ltd.
2007-1A, 1.19% due 08/01/24[1,4]	900,000	838,714
MCF CLO I LLC
2013-1A, 4.18% due 04/20/23[1,4]	750,000	701,916
Babson CLO Ltd.
2012-2A, due 05/15/23[4,7]	750,000	372,241
2014-IA, due 07/20/25[4,7]	550,000	274,220
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 4.08% due 10/20/25[1,4]	600,000	548,239
Black Diamond CLO Ltd.
2013-1A, 3.89% due 02/01/23[1,4]	550,000	537,235
Cent CLO
2014-16A, 2.89% due 08/01/24[1,4]	500,000	498,177
KKR Financial CLO Ltd.
2012-1A, 3.95% due 12/15/24[1,4]	500,000	497,847
Newstar Trust
2012-2A, 3.88% due 01/20/23[1,4]	500,000	494,680
Dryden XXIII Senior Loan Fund
2014-23A, 3.58% due 07/17/23[1,4]	500,000	487,459
Venture CLO Ltd.
2013-14A, 3.42% due 08/28/25[1,4]	500,000	483,175
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.16% due 04/28/26[1,4]	300,000	292,763
2014-3A, 3.88% due 04/28/26[1,4]	200,000	181,581
Treman Park CLO Ltd.
2015-1Adue 04/20/27[4,7]	500,000	455,184
MCF CLO III LLC
2014-3A, 3.17% due 01/20/24[1,4]	500,000	454,575
Eastland CLO Ltd.
2007-1A, 1.04% due 05/01/22[1,4]	400,000	369,814
KVK CLO Ltd.
2013-1A, due 04/14/25[4,7]	900,000	323,283
Newstar Commercial Loan Funding LLC
2013-1A, 5.17% due 09/20/23[1,4]	350,000	312,788

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.15% due 12/20/24[1,4]	$350,000	$290,815
Westwood CDO I Ltd.
2007-1A, 1.31% due 03/25/21[1,4]	300,000	280,434
CIFC Funding Ltd.
2014-3X INC, due 07/22/26[7]	500,000	275,907
TICC CLO LLC
2012-1A, 5.41% due 08/25/23[1,4]	250,000	250,157
Gallatin CLO VII Ltd.
2014-1A, 3.53% due 07/15/23[1,4]	250,000	246,886
ALM XIV Ltd.
2014-14A, 3.58% due 07/28/26[1,4]	250,000	245,503
Garrison Funding Ltd.
2013-2A, 4.04% due 09/25/23[1,4]	250,000	245,471
Golub Capital Partners CLO Ltd.
2013-17A, 4.47% due 10/25/25[1,4]	250,000	243,406
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.94% due 07/25/25[1,4]	250,000	235,490
ICE EM CLO
2007-1A, 1.46% due 08/15/22[1,4]	219,546	217,658
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[4,7]	250,000	150,985
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,7]	250,000	131,024
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[4,7]	300,000	122,967
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,4,7]	600,000	110,287
Total Collateralized Loan Obligations		25,770,464

Transport-Aircraft - 8.1%
Apollo Aviation Securitization Equity Trust
2014-1, 5.12% due 12/15/29[1]	1,105,769	1,067,620
2016-1A, 4.88% due 03/17/36[4]	975,000	962,813
2014-1, 7.38% due 12/15/29[1]	663,462	658,486
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	939,397	933,232
2014-1, 5.25% due 02/15/29[4]	501,410	495,393
2014-1, 7.50% due 02/15/29[4]	249,126	246,386
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,670,122	1,630,039
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	976,930	972,045
2013-1, 6.35% due 10/15/38[4]	195,386	191,478
Rise Ltd.
2014-1, 4.74% due 02/12/39	982,292	968,540
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	904,762	895,467
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[4]	778,778	765,888
AABS Ltd.
2013-1, 4.87% due 01/15/38	293,671	291,468
Total Transport-Aircraft		10,078,855

Collateralized Debt Obligations - 4.2%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.91% due 08/15/56[1,4]	815,472	753,370
2006-1A, 1.01% due 07/25/41[1,4]	329,010	321,873
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	1,018,539
Putnam Structured Product Funding Ltd.
2003-1A, 1.44% due 10/15/38[1,4]	1,000,000	844,423
Triaxx Prime CDO Ltd.
2006-2A, 0.73% due 10/02/39[1,4]	803,065	758,878
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.76% due 11/20/46	589,186	553,935
N-Star REL CDO VIII Ltd.
2006-8A, 0.83% due 02/01/41[1,4]	500,000	473,734
SRERS Funding Ltd.
2011-RS, 0.72% due 05/09/46[1,4]	418,596	406,383
N-Star Real Estate CDO IX Ltd.
0.77% due 02/01/41[2]	134,140	132,035
Total Collateralized Debt Obligations		5,263,170

Whole Business - 0.8%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	1,000,000	1,025,500

Insurance - 0.5%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	657,000	653,387

Financial - 0.5%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.82% due 07/09/17[1]	400,000	393,558
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††,2	200,000	203,112
Total Financial		596,670
Total Asset-Backed Securities
(Cost $44,180,101)		43,388,046

COLLATERALIZED MORTGAGE OBLIGATION†† - 22.9%
Residential Mortgage Backed Securities - 18.0%
LSTAR Securities Investment Trust
2014-1, 3.57% due 09/01/21[1,4]	1,544,145	1,528,702
2015-4, 2.46% due 04/01/20[1,4]	1,291,069	1,265,247
2015-1, 2.47% due 01/01/20[1,4]	1,233,532	1,196,668
2016-2, 2.46% due 03/01/21[1,4]	1,111,296	1,080,567
2015-5, 2.47% due 04/01/20[1,4]	982,475	964,054
2015-3, 2.46% due 03/01/20[1,4]	919,059	904,981
2015-2, 2.46% due 01/01/20[1,4]	648,412	637,065
GCAT LLC
2014-2, 3.72% due 10/25/19[4]	1,947,617	1,936,300
CSMC Series
2015-12R, 0.95% due 11/30/37[1,4]	1,150,000	1,020,886
CIT Mortgage Loan Trust
2007-1, 1.90% due 10/25/37[1,4]	1,027,714	969,757

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Wachovia Asset Securitization Issuance II LLC Trust
2007-HE2A, 0.58% due 07/25/37[1,4]	$1,117,171	$966,485
GSAA Trust
2005-10, 1.10% due 06/25/35[1]	1,050,000	948,883
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4]	931,924	931,730
American Home Mortgage Assets Trust
2007-1, 1.14% due 02/25/47[1]	1,630,074	889,564
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4]	868,136	871,468
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[1,4]	947,022	862,092
American Home Mortgage Investment Trust
2006-1, 0.85% due 03/25/46[1]	1,048,561	838,164
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[4]	839,333	833,532
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	808,342	809,344
Luminent Mortgage Trust
2006-2, 0.65% due 02/25/46[1]	1,172,006	790,072
HarborView Mortgage Loan Trust
2006-14, 0.60% due 01/25/47[1]	850,031	640,229
NRPL Trust
2015-1A, 3.88% due 11/01/54[4]	614,312	612,759
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.28% due 11/25/46[1]	523,719	345,656
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	225,237	229,773
Nomura Resecuritization Trust
2012-1R, 0.89% due 08/27/47[1,4]	139,778	132,901
Morgan Stanley Re-REMIC Trust
2010-R5, 0.97% due 06/26/36[1,4]	155,273	112,530
JPMorgan Mortgage Trust
2006-A3, 2.88% due 04/25/36[1]	51,467	43,199
Total Residential Mortgage Backed Securities		22,362,608

Commercial Mortgage Backed Securities - 4.3%
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[4]	950,000	955,638
2013-HLT, 5.22% due 11/05/30[1,4]	300,000	301,885
Citigroup Commercial Mortgage Trust
2016-GC36, 4.92% due 02/10/49[1]	1,100,000	1,140,463
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.69% due 02/15/33[1,4]	1,000,000	1,001,192
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.52% due 01/15/59[1]	5,336,342	499,572
2016-NXS5, 1.74% due 01/15/59[1]	4,986,141	490,866
COMM Mortgage Trust
2015-CR26, 1.21% due 10/10/48[1]	6,971,110	486,451
CFCRE Commercial Mortgage Trust
2016-C3, 1.26% due 01/10/48[1]	5,981,085	462,654
Total Commercial Mortgage Backed Securities		5,338,721

Mortgage Securities - 0.4%
Citigroup Commercial Mortgage Trust
2016-GC37, 1.98% due 04/10/49[1]	3,846,437	509,776

Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,8	235,854	253,495
Total Collateralized Mortgage Obligation
(Cost $28,744,181)		28,464,600

CORPORATE BONDS†† - 15.8%
Financial - 5.9%
Citigroup, Inc.
5.95%[1,3]	870,000	849,232
6.25%[1,3]	450,000	462,374
AmTrust Financial Services, Inc.
6.12% due 08/15/23[2]	868,000	897,353
Hospitality Properties Trust
5.25% due 02/15/26[9]	700,000	737,687
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	600,000	565,578
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[4,9]	500,000	561,201
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††, 2	485,000	531,432
Pacific Northwest Communities LLC
5.91% due 06/15/50[8]	400,000	462,116
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,4,9]	450,000	461,250
Fifth Third Bancorp
4.90%[1,3]	500,000	437,500
Wilton Re Finance LLC
5.87% due 03/30/33[1,4]	375,000	385,230
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[8]	334,673	358,716
ACC Group Housing LLC
6.35% due 07/15/54†††,8	250,000	295,325
Bank of America Corp.
6.30% [1,3]	250,000	265,625
Cadence Bank North America
6.25% due 06/28/29[1,8]	150,000	114,000
Total Financial		7,384,619

Energy - 2.8%
Husky Energy, Inc.
3.95% due 04/15/22	700,000	723,998
4.00% due 04/15/24	300,000	304,757

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25[9]	$750,000	$842,143
4.25% due 04/01/24	150,000	151,520
Halliburton Co.
4.85% due 11/15/35[9]	450,000	487,283
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[4]	300,000	313,032
EQT Corp.
4.88% due 11/15/21	250,000	265,831
Hess Corp.
8.13% due 02/15/19	150,000	167,161
Sabine Pass Liquefaction LLC
5.88% due 06/30/26[4]	150,000	150,563
Magellan Midstream Partners, LP
5.00% due 03/01/26	100,000	113,124
Total Energy		3,519,412

Communications - 1.9%
Sprint Communications, Inc.
9.00% due 11/15/18[4]	400,000	426,000
7.00% due 03/01/20[4]	350,000	366,447
Neptune Finco Corp.
6.63% due 10/15/25[4]	500,000	525,000
Avaya, Inc.
7.00% due 04/01/19[4]	537,000	383,955
DISH DBS Corp.
5.88% due 11/15/24	325,000	302,250
CSC Holdings LLC
6.75% due 11/15/21	200,000	204,000
T-Mobile USA, Inc.
6.00% due 04/15/24	150,000	155,250
Total Communications		2,362,902

Basic Materials - 1.7%
Yamana Gold, Inc.
4.95% due 07/15/24	865,000	850,987
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	560,000	567,097
4.45% due 11/15/21[4]	100,000	103,005
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,4]	500,000	531,250
Total Basic Materials		2,052,339

Consumer, Non-cyclical - 1.5%
Vector Group Ltd.
7.75% due 02/15/21	425,000	442,531
7.75% due 02/15/21[4]	50,000	52,063
ADT Corp.
3.50% due 07/15/22	400,000	366,500
HRG Group, Inc.
7.88% due 07/15/19	325,000	340,844
HCA, Inc.
5.88% due 02/15/26	250,000	259,375
Central Garden & Pet Co.
6.13% due 11/15/23	240,000	249,600
Tenet Healthcare Corp.
4.15% due 06/15/20[1]	200,000	197,500
Total Consumer, Non-cyclical		1,908,413

Industrial - 1.1%
ConocoPhillips
6.50% due 02/01/39	650,000	838,695
Molex Electronic Technologies LLC
3.90% due 04/15/25[4,9]	300,000	306,166
SBM Baleia Azul
5.50% due 09/15/27†††,2	248,970	188,765
Total Industrial		1,333,626

Consumer, Cyclical - 0.6%
Northern Group Housing LLC
6.80% due 08/15/53[8]	600,000	716,448

Utilities - 0.3%
AES Corp.
6.00% due 05/15/26	400,000	408,500
Total Corporate Bonds
(Cost $19,145,121)		19,686,259

FEDERAL AGENCY NOTES†† - 6.2%
Fannie Mae[10]
2.13% due 04/24/26	2,000,000	2,054,105
Fannie Mae Principal[10]
0.00% due 05/15/29[11]	1,250,000	895,969
0.00% due 05/15/30[11]	850,000	595,146
0.00% due 01/15/30[11]	600,000	423,582
Total Fannie Mae Principal		1,914,697
Freddie Mac Strips[10]
0.00% due 03/15/31[11]	1,500,000	1,024,118
0.00% due 07/15/32[11]	800,000	522,570
Total Freddie Mac Strips		1,546,688
Freddie Mac[10]
0.00% due 12/14/29[11]	1,600,000	1,142,433
Tennessee Valley Authority
5.38% due 04/01/56	750,000	1,042,973
Total Federal Agency Notes
(Cost $7,197,591)		7,700,896

U.S. GOVERNMENT SECURITIES†† - 4.9%
U.S. Treasury Bonds
0.00% due 11/15/44[11]	9,488,000	4,751,050
U.S. Treasury Notes
1.63% due 05/15/26[9]	1,319,000	1,335,127
Total U.S. Government Securities
(Cost $5,692,043)		6,086,177

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount	Value

SENIOR FLOATING RATE INTERESTS††,1 - 4.7%
Industrial - 1.4%
Capstone Logistics
5.50% due 10/07/21	$702,789	$686,394
Travelport Holdings LLC
5.00% due 09/02/21	497,454	494,346
Berry Plastics Corp.
3.75% due 10/01/22	487,145	483,218
CareCore National LLC
5.50% due 03/05/21	92,654	85,473
Total Industrial		1,749,431

Technology - 1.1%
Avago Technologies Ltd.
4.25% due 02/01/23	423,938	424,137
EIG Investors Corp.
6.00% due 02/09/23[2]	422,864	395,378
Greenway Medical Technologies
6.00% due 11/04/20[2]	341,250	324,757
Solera LLC
5.75% due 03/03/23	250,000	249,583
Total Technology		1,393,855

Consumer, Cyclical - 0.8%
Petsmart, Inc.
4.25% due 03/11/22	498,741	496,187
Neiman Marcus Group, Inc.
4.25% due 10/25/20	341,270	305,900
Acosta, Inc.
4.25% due 09/26/21	199,712	191,724
Total Consumer, Cyclical		993,811

Consumer, Non-cyclical - 0.7%
Albertson’s LLC
4.75% due 12/21/22	498,750	497,818
Pharmaceutical Product Development
4.25% due 08/18/22	229,421	227,069
NES Global Talent
6.50% due 10/03/19[2]	123,996	107,876
Total Consumer, Non-cyclical		832,763

Financial - 0.6%
Global Payments, Inc.
3.96% due 04/22/23	400,000	401,699
Magic Newco, LLC
5.00% due 12/12/18	242,452	242,149
American Stock Transfer & Trust
5.75% due 06/26/20	94,909	92,695
Total Financial		736,543

Communications - 0.1%
MergerMarket Ltd.
4.50% due 02/04/21	97,750	94,329
Total Senior Floating Rate Interests
(Cost $5,842,160)		5,800,732

MUNICIPAL BONDS†† - 2.6%
Illinois - 1.0%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	550,105
5.65% due 12/01/38	400,000	402,916
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	255,252
Total Illinois		1,208,273

California - 0.8%
State of California General Obligation Unlimited
7.60% due 11/01/40	650,000	1,046,558

Michigan - 0.8%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	750,000	978,428
Total Municipal Bonds
(Cost $3,168,270)		3,233,259

FOREIGN GOVERNMENT BONDS†† - 1.0%
Kenya Government International Bond
6.87% due 06/24/24[4,9]	700,000	647,234
Dominican Republic International Bond
6.85% due 01/27/45[4,9]	600,000	621,000
Total Foreign Government Bonds
(Cost $1,347,322)		1,268,234

Total Investments - 103.2%
(Cost $128,776,505)		$128,190,263
Other Assets & Liabilities, net - (3.2)%		(3,939,498)
Total Net Assets - 100.0%		$124,250,765

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES E (TOTAL RETURN BOND SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[2]	Illiquid security.
[3]	Perpetual maturity.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $65,139,661 (cost $67,154,247), or 54.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Affiliated issuer — See Note 8.
[6]	Rate indicated is the 7 day yield as of June 30, 2016.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,817,656 (cost $3,152,780) or 2.3% of total net assets — See Note 13.

[9]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
[10]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[11]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$43,184,934	$203,112	$43,388,046
Collateralized Mortgage Obligations	—	28,211,105	253,495	28,464,600
Unit Investment Trusts	86,895	—	—	86,895
Corporate Bonds	—	18,670,737	1,015,522	19,686,259
Federal Agency Notes	—	7,700,896	—	7,700,896
Foreign Government Bonds	—	1,268,234	—	1,268,234
Municipal Bonds	—	3,233,259	—	3,233,259
Mutual Funds	10,314,233	—	—	10,314,233
Preferred Stocks	—	450,180	617,556	1,067,736
Senior Floating Rate Interests	—	5,800,732	—	5,800,732
Short Term Investments	1,093,196	—	—	1,093,196
U.S. Government Securities	—	6,086,177	—	6,086,177
Total	$11,494,324	$114,606,254	$2,089,685	$128,190,263

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investments’ valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of June 30, 2016, Series E (Total Return Bond Series) had a security with a total value of $727,056 transfer out of Level 3 into Level 2 due to changes in the securities valuation method using observable market inputs. There were no other securities that transferred between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $118,553,267)	$117,876,030
Investments in affiliated issuers, at value (cost $10,223,238)	10,314,233
Total investments (cost $128,776,505)	128,190,263
Cash	818,455
Prepaid expenses	1,832
Receivables:
Interest	668,725
Securities sold	660,280
Fund shares sold	30,095
Dividends	22,615
Total assets	130,392,265

Liabilities:
Reverse Repurchase Agreements	5,422,889
Payable for:
Securities purchased	547,233
Management fees	36,466
Fund shares redeemed	26,790
Distribution and service fees	25,154
Interest from reverse repurchase agreements	14,878
Fund accounting/administration fees	9,559
Transfer agent/maintenance fees	3,959
Trustees’ fees*	1,419
Miscellaneous	53,153
Total liabilities	6,141,500
Commitments and contingent liabilities (Note 15)	—
Net assets	$124,250,765

Net assets consist of:
Paid in capital	$124,685,449
Undistributed net investment income	6,967,954
Accumulated net realized loss on investments	(6,816,396)
Net unrealized depreciation on investments	(586,242)
Net assets	$124,250,765
Capital shares outstanding	7,563,020
Net asset value per share	$16.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Interest	$2,720,638
Dividends from securities of affiliated issuers	174,228
Dividends from securities of unaffiliated issuers	32,060
Total investment income	2,926,926

Expenses:
Management fees	286,658
Transfer agent/maintenance fees	12,639
Distribution and service fees	143,329
Fund accounting/administration fees	54,464
Short interest expense	33,599
Line of credit fees	8,483
Trustees’ fees*	18
Custodian fees	18
Miscellaneous	49,426
Total expenses	588,634
Less:
Expenses waived by Adviser	(102,037)
Net expenses	486,597
Net investment income	2,440,329

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,099,201
Investments in affiliated issuers	(322,988)
Net realized gain	776,213
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,792,156
Investments in affiliated issuers	453,830
Net change in unrealized appreciation (depreciation)	2,245,986
Net realized and unrealized gain	3,022,199
Net increase in net assets resulting from operations	$5,462,528

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,440,329	$4,741,542
Net realized gain on investments	776,213	21,757
Net change in unrealized appreciation (depreciation) on investments	2,245,986	(3,373,731)
Net increase in net assets resulting from operations	5,462,528	1,389,568

Distributions to shareholders from:
Net investment income	—	(2,550,797)
Total distributions to shareholders	—	(2,550,797)

Capital share transactions:
Proceeds from sale of shares	28,500,526	45,993,430
Distributions reinvested	—	2,550,797
Cost of shares redeemed	(21,686,681)	(63,058,796)
Net increase (decrease) from capital share transactions	6,813,845	(14,514,569)
Net increase (decrease) in net assets	12,276,373	(15,675,798)

Net assets:
Beginning of period	111,974,392	127,650,190
End of period	$124,250,765	$111,974,392
Undistributed net investment income at end of period	$6,967,954	$4,527,625

Capital share activity:
Shares sold	1,789,824	2,901,918
Shares issued from reinvestment of distributions	—	162,782
Shares redeemed	(1,365,760)	(3,957,752)
Net increase (decrease) in shares	424,064	(893,052)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$15.68	$15.89	$14.70	$14.45	$13.65	$12.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.67	.58	.54	.38	.34
Net gain (loss) on investments (realized and unrealized)	.41	(.50)	.61	(.29)	.42	.33
Total from investment operations	.75	.17	1.19	.25	.80	.67
Less distributions from:
Net investment income	—	(.38)	—	—	—	—
Total distributions	—	(.38)	—	—	—	—
Net asset value, end of period	$16.43	$15.68	$15.89	$14.70	$14.45	$13.65

Total Return[c]	4.72%	1.15%	8.10%	1.73%	5.86%	5.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$124,251	$111,974	$127,650	$94,123	$112,791	$123,575
Ratios to average net assets:
Net investment income (loss)	4.26%	4.19%	3.72%	3.69%	2.75%	2.57%
Total expenses[d]	1.03%	1.05%	1.05%	1.07%	0.94%	0.92%
Net expenses[e,f]	0.85%	0.83%	0.85%	0.87%	0.81%	0.81%
Portfolio turnover rate	54%	85%	62%	109%	79%	49%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the operating ratios for the periods would be:

06/30/16	12/31/15	12/31/14	12/31/13
0.78%	0.78%	0.79%	0.81%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 24, 2013

Ten Largest Holdings (% of Total Net Assets)
National Financial Partners Corp.	2.2%
The Active Network, Inc.	2.1%
Gates Global, Inc.	1.8%
Numericable US LLC	1.7%
Phillips-Medsize Corp.	1.7%
Fitness International LLC	1.7%
Assured Partners, Inc.	1.7%
Cengage Learning Acquisitions, Inc.	1.6%
Neptune Finco Corp.	1.5%
Diebold, Inc.	1.5%
Top Ten Total	17.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AA	1.3%
A	1.5%
BBB	4.5%
BB	26.4%
B	55.9%
CCC	2.7%
NR2	1.1%
Other Instruments	6.6%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value

SHORT TERM INVESTMENTS† - 6.2%
Federated U.S. Treasury Cash Reserve Fund 0.17%[1]	2,080,852	$2,080,852
Total Short Term Investments
(Cost $2,080,852)		2,080,852

	Face Amount

SENIOR FLOATING RATE INTERESTS††,3 - 79.9%
Consumer, Cyclical - 18.3%
Gates Global, Inc.
4.25% due 07/05/21	$655,675	620,569
Fitness International LLC
5.50% due 07/01/20	578,413	572,085
PETCO Animal Supplies, Inc.
5.00% due 01/26/23	374,063	371,657
7.50% due 01/26/23	124,688	123,820
Ascena Retail Group
5.25% due 08/21/22	498,700	474,513
Sears Holdings Corp.
5.50% due 06/30/18	493,671	469,397
Advantage Sales & Marketing LLC
4.25% due 07/23/21	447,095	434,987
National Vision, Inc.
4.00% due 03/12/21	444,332	431,003
Life Time Fitness
4.25% due 06/10/22	441,811	430,766
Navistar, Inc.
6.50% due 08/07/20	447,750	421,633
Petsmart, Inc.
4.25% due 03/11/22	348,241	346,458
PTL Acqusition, Inc.
4.00% due 05/12/23	300,000	300,825
Belk, Inc.
5.75% due 12/12/22	349,125	276,245
Talbots, Inc.
5.50% due 03/19/20	245,834	237,845
1-800 Contacts
5.25% due 01/22/23	199,500	198,917
Sterling Intermidiate Corp.
5.75% due 06/20/22	173,231	171,825
Bass Pro Group LLC
4.00% due 06/05/20	120,000	117,826
Equinox Fitness
5.00% due 01/31/20	98,990	98,526
NPC International, Inc.
4.75% due 12/28/18	98,412	98,002
Total Consumer, Cyclical		6,196,899

Technology - 15.2%
The Active Network, Inc.
5.50% due 11/13/20	720,146	711,743
Diebold, Inc.
5.25% due 11/06/23	500,000	497,290
Ipreo Holdings
4.25% due 08/06/21	493,763	471,543
Ceridian Corp.
4.50% due 09/15/20	480,070	463,267
EIG Investors Corp.
6.48% due 11/09/19	378,995	360,360
6.00% due 02/09/23[2]	109,447	102,333
Solera LLC
5.75% due 03/03/23	400,000	399,332
Compucom Systems, Inc.
4.25% due 05/11/20	580,020	383,782
Greenway Medical Technologies
6.00% due 11/04/20[2]	390,000	371,151
Aspect Software, Inc.
10.50% due 05/25/20	331,615	316,967
Avaya, Inc.
6.25% due 05/29/20	356,837	253,058
Advanced Computer Software
6.50% due 03/18/22	246,875	233,297
Sparta Holding Corp.
6.50% due 07/28/20†††, 2	191,011	189,714
SolarWinds Holdings, Inc.
6.50% due 02/03/23	100,000	99,250
Flexera Software LLC
8.00% due 04/02/21	100,000	96,000
Infor, Inc.
3.75% due 06/03/20	95,717	92,894
CPI Acquisition, Inc.
5.50% due 08/17/22	71,839	69,804
Total Technology		5,111,785

Industrial - 14.4%
Travelport Holdings LLC
5.00% due 09/02/21	498,164	495,050
Transdigm, Inc.
3.75% due 05/14/22	494,050	485,868
GYP Holdings III Corp.
4.75% due 04/01/21	460,000	450,800
USIC Holding, Inc.
4.00% due 07/10/20	417,517	409,167
Quikrete Holdings, Inc.
4.00% due 09/28/20	400,000	398,928
Amber Bidco Ltd.
4.63% due 06/30/21†††,2	350,000	344,966
Thermasys Corp.
5.25% due 05/03/19[2]	370,000	299,471
Pro Mach Group, Inc.
4.75% due 10/22/21	296,737	294,327
CareCore National LLC
5.50% due 03/05/21	306,778	283,003
Quanex Building Products Corp.
6.25% due 11/02/22	249,375	248,128

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

Atkore International, Inc.
7.75% due 10/09/21	$200,000	$197,750
SI Organization
5.75% due 11/22/19	172,394	171,058
Bioplan USA, Inc.
5.75% due 09/23/21	197,500	170,838
Mast Global
7.75% due 09/12/19†††,2	160,299	159,435
Doncasters Group Ltd.
9.50% due 10/09/20	135,172	124,021
SRS Distribution, Inc.
5.25% due 08/25/22	99,500	99,417
NANA Development Corp.
8.00% due 03/15/18[2]	87,500	80,937
Crosby Worldwide
4.00% due 11/23/20	96,587	78,477
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21	32,874	26,875
CEVA Logistics US Holdings
6.50% due 03/19/21	21,522	17,594
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21	15,395	12,586
CEVA Logistics Canada, ULC
6.50% due 03/19/21	2,691	2,200
Total Industrial		4,850,896

Consumer, Non-cyclical - 11.7%
Phillips-Medsize Corp.
4.75% due 06/16/21	588,000	581,137
Authentic Brands
5.50% due 05/27/21	490,891	481,893
DJO Finance LLC
4.25% due 06/08/20	496,250	472,266
Lineage Logistics LLC
4.50% due 04/07/21	490,000	463,050
Americold Realty Operating Partnership, LP
6.50% due 12/01/22	398,997	400,494
NES Global Talent
6.50% due 10/03/19[2]	414,911	360,973
Reddy Ice Holdings, Inc.
6.75% due 05/01/19	388,972	339,378
American Tire Distributors, Inc.
5.25% due 09/01/21	343,525	330,860
US Foods, Inc.
4.00% due 06/15/23	250,000	248,750
Valeant Pharmaceuticals International, Inc.
5.00% due 04/01/22	101,753	98,926
Acadia Healthcare Company, Inc.
4.50% due 02/16/23	99,500	98,505
CTI Foods Holding Co. LLC
8.25% due 06/28/21	80,000	72,000
Total Consumer, Non-cyclical		3,948,232

Financial - 10.4%
National Financial Partners Corp.
4.50% due 07/01/20	739,471	731,307
Assured Partners, Inc.
5.75% due 10/21/22	577,303	571,893
Acrisure LLC
6.50% due 05/19/22	445,503	441,418
York Risk Services
4.75% due 10/01/21[2]	492,481	430,921
Hyperion Insurance
5.50% due 04/29/22	445,119	419,894
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	379,108	303,287
American Stock Transfer & Trust
5.75% due 06/26/20	284,728	278,085
Corporate Capital Trust
4.00% due 05/20/19	195,500	194,034
LPL Financial Holdings, Inc.
4.75% due 11/21/22	124,688	124,376
Total Financial		3,495,215

Communications - 6.4%
Numericable US LLC
4.75% due 02/10/23	598,500	589,307
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	538,663	531,930
Neptune Finco Corp.
5.00% due 10/09/22	500,000	500,125
MergerMarket Ltd.
4.50% due 02/04/21	342,125	330,151
Anaren, Inc.
5.50% due 02/18/21[2]	141,117	129,475
9.25% due 08/18/21[2]	100,000	90,625
Total Communications		2,171,613

Utilities - 2.1%
TPF II Power LLC
5.52% due 10/02/21	412,817	410,927
Stonewall (Green Energy)
6.50% due 11/13/21	300,000	291,000
Total Utilities		701,927

Energy - 1.0%
Cactus Wellhead
7.00% due 07/31/20	539,560	348,016

Basic Materials - 0.4%
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	88,608	45,190
12.00% due 11/08/16†††,2	46,082	44,239

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount	Value

WR Grace & Co.
2.75% due 02/03/21	$33,939	$33,733
Total Basic Materials		123,162
Total Senior Floating Rate Interests
(Cost $28,205,210)		26,947,745

ASSET-BACKED SECURITIES†† - 6.5%
Collateralized Loan Obligations - 4.9%
Cerberus Onshore II CLO LLC
2014-1A, 4.63% due 10/15/23[3,4]	250,000	246,251
Garrison Funding Ltd.
2013-2A, 5.29% due 09/25/23[3,4]	250,000	241,122
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.94% due 07/25/25[3,4]	250,000	235,490
ACIS CLO Ltd.
2013-2A, 4.48% due 10/14/22[3,4]	250,000	235,226
ALM XIV Ltd.
2014-14A, 4.08% due 07/28/26[3,4]	250,000	230,017
Newstar Commercial Loan Funding LLC
2013-1A, 5.17% due 09/20/23[3,4]	250,000	223,420
Kingsland IV Ltd.
2007-4A, 2.08% due 04/16/21[3,4]	250,000	218,723
Total Collateralized Loan Obligations		1,630,249

Collateralized Debt Obligations - 1.6%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.91% due 08/15/56[3,4]	416,411	384,699
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.76% due 11/20/46	181,288	170,442
Total Collateralized Debt Obligations		555,141
Total Asset-Backed Securities
(Cost $2,203,933)		2,185,390

CORPORATE BONDS†† - 0.8%
Consumer, Non-cyclical - 0.6%
Tenet Healthcare Corp.
4.15% due 06/15/20[3]	200,000	197,500

Energy - 0.2%
FTS International, Inc.
8.15% due 06/15/20[3,4]	100,000	84,009
Total Corporate Bonds
(Cost $299,465)		281,509

SENIOR FIXED RATE INTERESTS†† - 0.8%
Financial - 0.8%
Magic Newco, LLC
12.00% due 06/12/19	250,000	259,845
Total Senior Fixed Rate Interests
(Cost $269,213)		259,845

Total Investments - 94.2%
(Cost $33,058,673)		$31,755,341
Other Assets & Liabilities, net - 5.8%		1,971,196
Total Net Assets - 100.0%		$33,726,537

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
[2]	Illiquid security.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,098,957 (cost $2,151,157), or 6.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

See Sector Classification in Other Information section.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,185,390	$—	$2,185,390
Corporate Bonds	—	281,509	—	281,509
Senior Fixed Rate Interests	—	259,845	—	259,845
Senior Floating Rate Interests	—	26,209,391	738,354	26,947,745
Short Term Investments	2,080,852	—	—	2,080,852
Total	$2,080,852	$28,936,135	$738,354	$31,755,341

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $33,058,673)	$31,755,341
Cash	221,114
Prepaid expenses	890
Receivables:
Securities sold	2,682,454
Interest	185,590
Fund shares sold	27,639
Total assets	34,873,028

Liabilities:
Unfunded loan commitments, at value (Note 9) (proceeds $238)	115
Payable for:
Securities purchased	1,069,312
Management fees	20,633
Distribution and service fees	7,786
Fund accounting/administration fees	2,958
Transfer agent/maintenance fees	2,187
Trustees’ fees*	1,175
Fund shares redeemed	881
Miscellaneous	41,444
Total liabilities	1,146,491
Commitments and contingent liabilities (Note 15)	—
Net assets	$33,726,537

Net assets consist of:
Paid in capital	$32,250,312
Undistributed net investment income	3,085,368
Accumulated net realized loss on investments	(305,934)
Net unrealized depreciation on investments	(1,303,209)
Net assets	$33,726,537
Capital shares outstanding	1,267,268
Net asset value per share	$26.61

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Interest	$1,177,651
Total investment income	1,177,651

Expenses:
Management fees	146,311
Transfer agent/maintenance fees	12,586
Distribution and service fees:	56,273
Fund accounting/administration fees	21,384
Line of credit fees	3,915
Custodian fees	1,938
Trustees’ fees*	1,885
Miscellaneous	32,974
Total expenses	277,266
Less:
Expenses waived by Adviser	(12,575)
Net expenses	264,691
Net investment income	912,960

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(405,819)
Securities sold short	7
Net realized loss	(405,812)
Net change in unrealized appreciation (depreciation) on:
Investments	1,016,534
Net change in unrealized appreciation (depreciation)	1,016,534
Net realized and unrealized gain	610,722
Net increase in net assets resulting from operations	$1,523,682

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$912,960	$1,964,517
Net realized gain (loss) on investments	(405,812)	121,044
Net change in unrealized appreciation (depreciation) on investments	1,016,534	(1,711,367)
Net increase in net assets resulting from operations	1,523,682	374,194

Distributions to shareholders from:
Net investment income	—	(1,565,356)
Net realized gains	—	(102,831)
Total distributions to shareholders	—	(1,668,187)

Capital share transactions:
Proceeds from sale of shares	15,049,750	63,234,862
Distributions reinvested	—	1,668,187
Cost of shares redeemed	(31,444,571)	(60,848,174)
Net increase (decrease) from capital share transactions	(16,394,821)	4,054,875
Net increase (decrease) in net assets	(14,871,139)	2,760,882

Net assets:
Beginning of period	48,597,676	45,836,794
End of period	$33,726,537	$48,597,676
Undistributed net investment income at end of period	$3,085,368	$2,172,408

Capital share activity:
Shares sold	575,027	2,378,527
Shares issued from reinvestment of distributions	—	63,381
Shares redeemed	(1,197,278)	(2,299,441)
Net increase (decrease) in shares	(622,251)	142,467

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Period Ended December 31, 2013[b]
Per Share Data
Net asset value, beginning of period	$25.72	$26.24	$25.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.52	.97	.95	.49
Net gain (loss) on investments (realized and unrealized)	.37	(.77)	(.32)	.12
Total from investment operations	.89	.20	.63	.61
Less distributions from:
Net investment income	—	(.67)	—	—
Net realized gains	—	(.05)	—	—
Total distributions	—	(.72)	—	—
Net asset value, end of period	$26.61	$25.72	$26.24	$25.61

Total Return[d]	3.46%	0.73%	2.38%	2.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,727	$48,598	$45,837	$46,343
Ratios to average net assets:
Net investment income (loss)	4.06%	3.66%	3.65%	2.81%
Total expenses	1.23%	1.27%	1.24%	1.35%[e]
Net expenses[f,g]	1.18%	1.17%	1.16%	1.17%
Portfolio turnover rate	18%	73%	90%	53%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Due to limited length of Fund operations, ratios for this period may not be indicative of future performance.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

06/30/16	12/31/15	12/31/14	12/31/13
1.15%	1.15%	1.15%	1.15%

[g]	Net expense information reflects the expense ratios after expense waivers.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES J (STYLEPLUS—MID GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	28.7%
Guggenheim Strategy Fund II	21.9%
Guggenheim Strategy Fund III	16.8%
Guggenheim Strategy Fund I	9.9%
Constellation Brands, Inc. — Class A	0.3%
PACCAR, Inc.	0.3%
Dr Pepper Snapple Group, Inc.	0.3%
AmerisourceBergen Corp. — Class A	0.3%
Omnicom Group, Inc.	0.2%
Alliance Data Systems Corp.	0.2%
Top Ten Total	78.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 17.3%

Consumer, Non-cyclical - 7.1%
Constellation Brands, Inc. — Class A	2,491	$412,011
Dr Pepper Snapple Group, Inc.	4,005	387,003
AmerisourceBergen Corp. — Class A	4,757	377,326
Hologic, Inc.*	9,137	316,140
Kellogg Co.	3,767	307,577
Intuitive Surgical, Inc.*	459	303,587
Laboratory Corporation of America Holdings*	2,283	297,406
Spectrum Brands Holdings, Inc.	2,478	295,650
Flowers Foods, Inc.	15,341	287,644
Kroger Co.	7,353	270,517
Zimmer Biomet Holdings, Inc.	2,244	270,133
WhiteWave Foods Co. — Class A*	5,694	267,276
Sysco Corp.	5,206	264,152
Estee Lauder Companies, Inc. — Class A	2,876	261,774
Cardinal Health, Inc.	3,330	259,774
HCA Holdings, Inc.*	3,370	259,523
ConAgra Foods, Inc.	5,110	244,309
Mallinckrodt plc*	3,712	225,616
Molina Healthcare, Inc.*	4,278	213,472
Zoetis, Inc.	4,359	206,878
Alexion Pharmaceuticals, Inc.*	1,741	203,279
MEDNAX, Inc.*	2,577	186,652
HealthSouth Corp.	4,785	185,754
Campbell Soup Co.	2,770	184,288
RR Donnelley & Sons Co.	10,722	181,416
Becton Dickinson and Co.	1,039	176,204
Western Union Co.	8,957	171,795
Avis Budget Group, Inc.*	4,997	161,053
Vantiv, Inc. — Class A*	2,767	156,612
DaVita HealthCare Partners, Inc.*	1,952	150,929
CR Bard, Inc.	638	150,032
BioMarin Pharmaceutical, Inc.*	1,889	146,964
Tyson Foods, Inc. — Class A	2,195	146,604
Edwards Lifesciences Corp.*	1,422	141,816
Nielsen Holdings plc	2,720	141,358
United Rentals, Inc.*	2,030	136,213
KAR Auction Services, Inc.	3,200	133,568
Tenet Healthcare Corp.*	4,775	131,981
Robert Half International, Inc.	3,309	126,271
Ingredion, Inc.	932	120,610
Verisk Analytics, Inc. — Class A*	1,413	114,566
Coca-Cola European Partners plc	3,019	107,748
DexCom, Inc.*	1,320	104,716
Global Payments, Inc.	1,423	101,574
LifePoint Health, Inc.*	1,496	97,794
Centene Corp.*	1,300	92,781
Amsurg Corp. — Class A*	1,176	91,187
Coty, Inc. — Class A	3,481	90,471
Boston Scientific Corp.*	3,859	90,185
Clorox Co.	613	84,833
DENTSPLY SIRONA, Inc.	1,357	84,188
Henry Schein, Inc.*	476	84,157
Cal-Maine Foods, Inc.	1,823	80,795
S&P Global, Inc.	704	75,511
Quintiles Transnational Holdings, Inc.*	841	54,934
Total Consumer, Non-cyclical		10,216,607

Consumer, Cyclical - 3.0%
PACCAR, Inc.	7,521	390,114
Delphi Automotive plc	4,958	310,371
United Continental Holdings, Inc.*	6,908	283,504
Southwest Airlines Co.	6,732	263,962
WW Grainger, Inc.	1,125	255,657
Liberty Interactive Corporation QVC Group — Class A*	8,500	215,645
L Brands, Inc.	3,035	203,739
O’Reilly Automotive, Inc.*	751	203,596
Ross Stores, Inc.	3,546	201,023
Lear Corp.	1,975	200,976
Fastenal Co.	3,852	170,990
AutoZone, Inc.*	213	169,088
Harley-Davidson, Inc.	3,249	147,180
Dollar General Corp.	1,461	137,334
JetBlue Airways Corp.*	7,670	127,015
Newell Brands, Inc.	2,529	122,834
Spirit Airlines, Inc.*	2,631	118,053
Macy’s, Inc.	3,401	114,308
DR Horton, Inc.	2,931	92,268
AutoNation, Inc.*	1,950	91,611
Foot Locker, Inc.	1,644	90,190
NVR, Inc.*	45	80,115
Marriott International, Inc. — Class A	1,189	79,021
Harman International Industries, Inc.	1,067	76,632
Alaska Air Group, Inc.	1,243	72,454
BorgWarner, Inc.	2,449	72,294
Total Consumer, Cyclical		4,289,974

Industrial - 2.6%
Harris Corp.	3,522	293,876
Spirit AeroSystems Holdings, Inc. — Class A*	6,702	288,185
CSX Corp.	9,947	259,417
Rockwell Automation, Inc.	2,182	250,537
Huntington Ingalls Industries, Inc.	1,430	240,283
AMETEK, Inc.	4,815	222,597
Regal Beloit Corp.	3,771	207,594
Carlisle Companies, Inc.	1,893	200,052
Roper Technologies, Inc.	1,141	194,609
TransDigm Group, Inc.*	701	184,847
AECOM*	5,282	167,809
Textron, Inc.	3,874	141,634
Rockwell Collins, Inc.	1,655	140,907
Clean Harbors, Inc.*	2,658	138,508
Parker-Hannifin Corp.	1,083	117,018
Keysight Technologies, Inc.*	3,616	105,189
Stericycle, Inc.*	1,000	104,120

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value

Cummins, Inc.	883	$99,285
Sealed Air Corp.	1,980	91,021
Genesee & Wyoming, Inc. — Class A*	1,490	87,836
AMERCO	211	79,030
Tyco International plc	1,853	78,938
Owens-Illinois, Inc.*	4,173	75,156
Total Industrial		3,768,448

Communications - 2.0%
Omnicom Group, Inc.	4,115	335,331
IAC/InterActiveCorp	5,344	300,868
Palo Alto Networks, Inc.*	2,148	263,431
Scripps Networks Interactive, Inc. — Class A	4,210	262,156
Expedia, Inc.	1,878	199,631
DISH Network Corp. — Class A*	3,749	196,447
CommScope Holding Company, Inc.*	5,630	174,699
Discovery Communications, Inc. — Class A*	6,351	160,236
Splunk, Inc.*	2,711	146,882
Viacom, Inc. — Class B	3,434	142,408
Charter Communications, Inc. — Class A*	609	139,242
Ciena Corp.*	7,416	139,050
Twitter, Inc.*	7,994	135,179
AMC Networks, Inc. — Class A*	2,101	126,942
eBay, Inc.*	5,214	122,060
Total Communications		2,844,562

Technology - 1.2%
Fidelity National Information Services, Inc.	3,657	269,448
Skyworks Solutions, Inc.	3,910	247,424
Cerner Corp.*	3,707	217,230
NetApp, Inc.	7,876	193,671
Teradata Corp.*	6,826	171,128
Electronic Arts, Inc.*	1,963	148,717
SS&C Technologies Holdings, Inc.	5,286	148,431
Microchip Technology, Inc.	2,139	108,576
Lam Research Corp.	1,130	94,988
Analog Devices, Inc.	1,545	87,509
Tableau Software, Inc. — Class A*	1,735	84,876
Total Technology		1,771,998

Financial - 0.9%
Alliance Data Systems Corp.*	1,702	333,455
Ameriprise Financial, Inc.	2,085	187,337
National Storage Affiliates Trust	8,400	174,888
CoreLogic, Inc.*	3,585	137,951
Interactive Brokers Group, Inc. — Class A	3,504	124,042
Crown Castle International Corp.	868	88,041
Equinix, Inc.	216	83,750
Aon plc	721	78,755
Brixmor Property Group, Inc.	2,602	68,849
Total Financial		1,277,068

Basic Materials - 0.3%
Sherwin-Williams Co.	457	134,207
International Paper Co.	2,494	105,696
Steel Dynamics, Inc.	3,194	78,253
Mosaic Co.	2,350	61,523
Total Basic Materials		379,679

Energy - 0.2%
Cabot Oil & Gas Corp. — Class A	4,210	108,366
ONEOK, Inc.	1,823	86,501
FMC Technologies, Inc.*	2,896	77,236
Tesoro Corp.	1,009	75,594
Total Energy		347,697

Total Common Stocks
(Cost $25,033,558)		24,896,033

MUTUAL FUNDS† - 77.3%
Guggenheim Variable Insurance Strategy Fund III[1]	1,661,440	41,187,088
Guggenheim Strategy Fund II1	1,263,246	31,341,140
Guggenheim Strategy Fund III[1]	972,062	24,097,421
Guggenheim Strategy Fund I1	569,827	14,194,402
Total Mutual Funds
(Cost $111,191,576)		110,820,051

SHORT TERM INVESTMENTS† - 1.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	1,681,392	1,681,392
Total Short Term Investments
(Cost $1,681,392)		1,681,392

Total Investments - 95.8%
(Cost $137,906,526)		$137,397,476
Other Assets & Liabilities, net - 4.2%		5,987,941
Total Net Assets - 100.0%		$143,385,417

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $895,440)	6	$9,312
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $313,200)	3	2,735
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $264,345)	3	(781)
(Total Aggregate Value of Contracts $1,472,985)		$11,266

Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank October 2016 Russell MidCap Growth Index Swap 0.27%[3], Terminating 10/05/16 (Notional Value $116,499,687)	155,455	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$24,896,033	$—	$—	$—	$—	$24,896,033
Equity Futures Contracts	—	12,047	—	—	—	12,047
Equity Index Swap Agreements	—	—	—	—	—	—
Mutual Funds	110,820,051	—	—	—	—	110,820,051
Short Term Investments	1,681,392	—	—	—	—	1,681,392
Total	$137,397,476	$12,047	$—	$—	$—	$137,409,523

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$781	$—	$—	$—	$781

*	Other financial instruments include futures contracts or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $26,714,950)	$26,577,425
Investments in affiliated issuers, at value (cost $111,191,576)	110,820,051
Total investments (cost $137,906,526)	137,397,476
Segregated cash with broker	3,238,300
Cash	2,005,002
Prepaid expenses	2,117
Receivables:
Securities sold	2,535,915
Dividends	224,764
Variation margin	22,500
Fund shares sold	21,414
Total assets	145,447,488

Liabilities:
Payable for:
Swap settlement	1,280,503
Securities purchased	528,298
Fund shares redeemed	103,460
Management fees	88,473
Fund accounting/administration fees	11,207
Transfer agent/maintenance fees	3,151
Trustees' fees*	969
Miscellaneous	46,010
Total liabilities	2,062,071
Commitments and contingent liabilities (Note 15)	—
Net Assets	$143,385,417

Net Assets Consist Of:
Paid in capital	$156,469,295
Undistributed net investment income	1,780,067
Accumulated net realized loss on investments	(14,366,161)
Net unrealized depreciation on investments	(497,784)
Net assets	$143,385,417
Capital shares outstanding	3,097,676
Net asset value per share	$46.29

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$1,245,609
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $119)	154,208
Total investment income	1,399,817

Expenses:
Management fees	521,537
Transfer agent/maintenance fees	12,672
Fund accounting/administration fees	66,061
Line of credit fees	11,804
Custodian fees	3,140
Trustees’ fees*	171
Miscellaneous	31,941
Total expenses	647,326
Net investment income	752,491

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(87,563)
Investments in affiliated issuers	(62,753)
Swap agreements	(673,394)
Futures contracts	(73,421)
Net realized loss	(897,131)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	508,541
Investments in affiliated issuers	84,914
Swap agreements	2,767,326
Futures contracts	19,612
Net change in unrealized appreciation (depreciation)	3,380,393
Net realized and unrealized gain	2,483,262
Net increase in net assets resulting from operations	$3,235,753

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$752,491	$1,014,823
Net realized gain (loss) on investments	(897,131)	6,678,545
Net change in unrealized appreciation (depreciation) on investments	3,380,393	(7,343,718)
Net increase in net assets resulting from operations	3,235,753	349,650

Distributions to shareholders from:
Net investment income	—	(1,760,565)
Net realized gains	—	(11,372,419)
Total distributions to shareholders	—	(13,132,984)

Capital share transactions:
Proceeds from sale of shares	1,566,678	18,548,423
Distributions reinvested	—	13,132,984
Cost of shares redeemed	(9,425,973)	(33,955,541)
Net decrease from capital share transactions	(7,859,295)	(2,274,134)
Net decrease in net assets	(4,623,542)	(15,057,468)

Net assets:
Beginning of period	148,008,959	163,066,427
End of period	$143,385,417	$148,008,959
Undistributed net investment income at end of period	$1,780,067	$1,027,576

Capital share activity:
Shares sold	35,129	368,685
Shares issued from reinvestment of distributions	—	273,490
Shares redeemed	(215,637)	(683,884)
Net decrease in shares	(180,508)	(41,709)

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$45.15	$49.12	$43.45	$33.29	$28.75	$30.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.31	.49	.06	.05	(.03)
Net gain (loss) on investments (realized and unrealized)	.90	(.10)	5.18	10.10	4.49	(1.27)
Total from investment operations	1.14	.21	5.67	10.16	4.54	(1.30)
Less distributions from:
Net investment income	—	(.56)	—	—	—	—
Net realized gains	—	(3.62)	—	—	—	—
Total distributions	—	(4.18)	—	—	—	—
Net asset value, end of period	$46.29	$45.15	$49.12	$43.45	$33.29	$28.75

Total Return[c]	2.52%	(0.08%)	13.05%	30.52%	15.79%	(4.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$143,385	$148,009	$163,066	$157,131	$138,255	$136,469
Ratios to average net assets:
Net investment income (loss)	1.08%	0.63%	1.06%	0.17%	0.14%	(0.10%)
Total expenses[d]	0.93%	0.97%	0.98%	0.98%	0.95%	0.91%
Net expenses	0.93%	0.97%	0.96%[e]	0.98%[e]	0.95%[e]	0.91%[e]
Portfolio turnover rate	28%	70%	100%	245%	150%	155%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	June 30, 2016

SERIES M (MACRO OPPORTUNITIES SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: April 24, 2013

Largest Holdings (% of Total Net Assets)
Guggenheim Limited Duration Fund - Institutional Class	25.9%
Guggenheim Strategy Fund I	25.5%
Guggenheim High Yield Fund - Insitutional Class	5.1%
Guggenheim Floating Rate Strategies Fund - Institutional Class	4.8%
Turbine Engines Securitization Ltd.	0.7%
SPDR Gold Shares	0.1%
Seaspan Corp.	0.1%
Total	62.2%

“Largest Holdings” excludes any temporary cash investments.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES M (MACRO OPPORTUNITIES SERIES)

	Shares	Value

PREFERRED STOCKS†† - 0.1%

Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19	1,455	$36,390
Total Preferred Stocks
(Cost $36,375)		36,390

MUTUAL FUNDS† - 61.3%
Guggenheim Limited Duration Fund - Institutional Class[1]	333,622	8,157,062
Guggenheim Strategy Fund I1	322,824	8,041,544
Guggenheim High Yield Fund - Insitutional Class[1]	184,703	1,616,149
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	59,753	1,525,501
Total Mutual Funds
(Cost $19,385,713)		19,340,256

SHORT TERM INVESTMENTS† - 21.7%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.17%[2]	6,849,637	6,849,637
Total Short Term Investments
(Cost $6,849,637)		6,849,637

	Face Amount

U.S. TREASURY BILLS†† - 14.3%
U.S. Treasury Bill
0.00% due 07/21/16[3]	$4,500,000	4,499,500
Total U.S. Treasury Bills
(Cost $4,499,500)		4,499,500

ASSET-BACKED SECURITIES†† - 0.7%
Transport-Aircraft - 0.7%
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[4]	217,775	215,458
Total Asset-Backed Securities
(Cost $213,982)		215,458

COMMERCIAL PAPER††1.6%
Cox Enterprises, Inc.
0.75% due 07/13/16	500,000	499,875
Total Commercial Paper
(Cost $499,875)		499,875

Contracts

OPTIONS PURCHASED††† - 0.2%
Call options on:
Bank of America Merrill Lynch September 2016 SPDR Gold Shares Expiring with strike price of $128.00†	107	37,450

	Notional

JPMorgan August 2016 USD/CNH Expiring with strike price of $6.66	$800,000	7,136
Bank of America Merrill Lynch September 2016 USD/TWD Expiring with strike price of $32.48	350,000	2,658
Bank of America Merrill Lynch August 2016 USD/SAR Expiring with strike price of $3.78	800,000	1,071
Total Call options		48,315

Put options on:
Bank of America Merrill Lynch September 2016 EUR/DKK Expiring with strike price of $7.45	1,100,000	3,465
Total Put options		3,465

Total Options Purchased
(Cost $97,154)		51,780

Total Investments - 99.9%
(Cost $31,582,236)		$31,492,896

	Contacts

OPTIONS WRITTEN† - 0.0%
Call options on:
Bank of America Merrill Lynch September 2016 SPDR Gold Shares Expiring with strike price of $142.00	107	(7,758)
Total Options Written
(Premiums received $21,079)		(7,758)
Other Assets & Liabilities, net - 0.1%		37,347
Total Net Assets - 100.0%		$31,522,485

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES M (MACRO OPPORTUNITIES SERIES)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Zero coupon rate security.
[4]

Security is a 144A or Section 4(a)(2) security. This security is considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) security is $215,458 (cost $213,982) or 0.7% of total net assets — See Note 13.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$215,458	$—	$215,458
Commercial Paper	—	499,875	—	499,875
Mutual Funds	19,340,256	—	—	19,340,256
Options Purchased	37,450	—	14,330	51,780
Preferred Stocks	—	36,390	—	36,390
Short Term Investments	6,849,637	—	—	6,849,637
U.S. Treasury Bills	4,499,500	—	—	4,499,500
Total	$30,726,843	$751,723	$14,330	$31,492,896

Investments in Securities (Liabilities)	Level 1	Level 2	Level 3	Total
Options Written	$7,758	$—	$—	$7,758

For the period ended June 30, 2016, there were no transfers between levels.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES M (MACRO OPPORTUNITIES SERIES)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $12,196,523)	$12,152,640
Investments in affiliated issuers, at value (cost $19,385,713)	19,340,256
Total investments (cost $31,582,236)	31,492,896
Cash	124,784
Segregated cash with broker	7,969
Prepaid expenses	477
Receivables:
Securities sold	437,628
Dividends	44,769
Interest	16,157
Total assets	32,124,680

Liabilities:
Options written, at value (premiums received $21,079)	7,758
Payable for:
Fund shares redeemed	464,541
Securities purchased	44,769
Professional fees	32,813
Management fees	22,685
Distribution and service fees	6,656
Fund accounting/administration fees	2,529
Transfer agent/maintenance fees	2,197
Miscellaneous	18,247
Total liabilities	602,195
Commitments and contingent liabilities (Note 15)	—
Net assets	$31,522,485

Net assets consist of:
Paid in capital	$30,881,487
Undistributed net investment income	1,998,455
Accumulated net realized loss on investments	(1,281,438)
Net unrealized depreciation on investments	(76,019)
Net assets	$31,522,485
Capital shares outstanding	1,197,687
Net asset value per share	$26.32

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Interest	$543,444
Dividends from securities of affiliated issuers	248,742
Dividends from securities of unaffiliated issuers	8,597
Total investment income	800,783

Expenses:
Management fees	147,500
Transfer agent/maintenance fees	12,630
Distribution and service fees	41,317
Fund accounting/administration fees	15,700
Professional fees	15,034
Interest expense	11,124
Custodian fees	5,370
Line of credit fees	2,797
Trustees’ fees*	589
Miscellaneous	16,810
Total expenses	268,871
Less:
Expenses waived by Adviser	(44,237)
Net expenses	224,634
Net investment income	576,149

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(430,534)
Investments in affiliated issuers	(178,597)
Swap agreements	(599,273)
Foreign currency	(3,798)
Forward currency exchange contracts	14,537
Options purchased	3,551
Options written	7,341
Net realized loss	(1,186,773)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	702,082
Investments in affiliated issuers	280,528
Swap agreements	282,502
Options purchased	24,003
Options written	(3,977)
Foreign currency	107
Forward foreign currency exchange contracts	(9,277)
Net change in unrealized appreciation (depreciation)	1,275,968
Net realized and unrealized gain	89,195
Net increase in net assets resulting from operations	$665,344

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SERIES M (MACRO OPPORTUNITIES SERIES)

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$576,149	$1,183,636
Net realized gain (loss) on investments and foreign currency	(1,186,773)	177,450
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,275,968	(1,522,753)
Net increase (decrease) in net assets resulting from operations	665,344	(161,667)

Distributions to shareholders from:
Net investment income	—	(991,394)
Net realized gains	—	(82,948)
Total distributions to shareholders	—	(1,074,342)

Capital share transactions:
Proceeds from sale of shares	1,911,572	9,437,534
Distributions reinvested	—	1,074,342
Cost of shares redeemed	(5,761,481)	(7,823,583)
Net increase (decrease) from capital share transactions	(3,849,909)	2,688,293
Net increase (decrease) in net assets	(3,184,565)	1,452,284

Net assets:
Beginning of period	34,707,050	33,254,766
End of period	$31,522,485	$34,707,050
Undistributed net investment income at end of period	$1,998,455	$1,422,306

Capital share activity:
Shares sold	73,873	350,995
Shares issued from reinvestment of distributions	—	40,664
Shares redeemed	(222,817)	(295,251)
Net increase (decrease) in shares	(148,944)	96,408

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES M (MACRO OPPORTUNITIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a,g]	Year Ended December 31, 2015[g]	Year Ended December 31, 2014	Period Ended December 31, 2013[b]
Per Share Data
Net asset value, beginning of period	$25.77	$26.60	$25.24	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.45	.89	.94	.42
Net gain (loss) on investments (realized and unrealized)	.10	(.97)	.42	(.18)
Total from investment operations	.55	(.08)	1.36	.24
Less distributions from:
Net investment income	—	(.69)	—	—
Net realized gains	—	(.06)	—	—
Total distributions	—	(.75)	—	—
Net asset value, end of period	$26.32	$25.77	$26.60	$25.24

Total Return[d]	2.09%	(0.30%)	5.35%	0.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,522	$34,707	$33,255	$26,250
Ratios to average net assets:
Net investment income (loss)	3.49%	3.29%	3.59%	2.48%
Total expenses[e]	1.63%	1.64%	1.67%	1.80%[h]
Net expenses[f,i]	1.36%	1.34%	1.48%	1.49%
Portfolio turnover rate	61%	52%	68%	49%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the operating expense ratios for the periods would be:

06/30/16	12/31/15	12/31/14	12/31/13
1.28%	1.31%	1.42%	1.44%

[g]	Consolidated.
[h]	Due to limited length of Fund operations, ratios for this period may not be indicative of future performance.
[i]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	June 30, 2016

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE: Seeks growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	19.4%
SPDR S&P 500 ETF Trust	16.6%
Vanguard S&P 500 ETF	15.6%
iShares Core U.S. Aggregate Bond ETF	15.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
Guggenheim Strategy Fund III	6.8%
iShares Core S&P Mid-Capital ETF	5.8%
iShares MSCI EAFE ETF	3.9%
Guggenheim Strategy Fund II	3.0%
Guggenheim Strategy Fund I	2.6%
Top Ten Total	97.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value

EXCHANGE-TRADED FUNDS† - 65.4%
SPDR S&P 500 ETF Trust	43,046	$9,019,428
Vanguard S&P 500 ETF	44,287	8,512,847
iShares Core U.S. Aggregate Bond ETF	75,304	8,476,971
iShares iBoxx $ Investment Grade Corporate Bond ETF	35,057	4,302,546
iShares Core S&P Mid-Capital ETF	20,956	3,130,617
iShares MSCI EAFE ETF	38,211	2,132,556
iShares Core S&P 500 ETF	2	421
Total Exchange-Traded Funds
(Cost $28,099,681)		35,575,386

MUTUAL FUNDS† - 31.8%
Guggenheim Variable Insurance Strategy Fund III[1]	425,152	10,539,523
Guggenheim Strategy Fund III[1]	148,895	3,691,097
Guggenheim Strategy Fund II1	66,857	1,658,728
Guggenheim Strategy Fund I1	57,709	1,437,523
Total Mutual Funds
(Cost $17,428,514)		17,326,871

SHORT TERM INVESTMENTS† - 0.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	468,175	468,175
Total Short Term Investments
(Cost $468,175)		468,175

	Face Amount

U.S. TREASURY BILLS†† - 0.9%
U. S. Treasury Bill
0.00% due 07/14/16[3]	$500,000	499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

Total Investments - 99.0%
(Cost $46,496,331)		$53,870,410
Other Assets & Liabilities, net - 1.0%		567,057
Total Net Assets - 100.0%		$54,437,467

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $7,713,094)	58	$205,143
September 2016 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $4,386,250)	20	25,907
(Total Aggregate Value of Contracts $12,099,344)		$231,050

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $77,420)	1	$(893)
September 2016 British Pound Futures Contracts (Aggregate Value of Contracts $249,788)	3	(6,204)
(Total Aggregate Value of Contracts $327,208)		$(7,097)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $89,060)	1	$2,143
September 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $79,075)	1	(10)
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $88,115)	1	(257)
July 2016 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $270,161)	2	(1,371)
September 2016 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $252,146)	2	(2,550)
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $298,480)	2	(4,653)
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,818,800)	27	(15,426)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Contracts	Unrealized Gain (Loss)

September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,066,040)	18	$(43,311)
September 2016 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,459,600)	80	(192,703)
(Total Aggregate Value of Contracts $12,421,477)		$(258,138)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $278,113)	2	$257

EQUITY FUTURES CONTRACTS SOLD SHORT††
July 2016 CAC 40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $47,362)	1	$2,415
September 2016 DAX Index Futures Contracts (Aggregate Value of Contracts $270,153)	1	(4,010)
July 2016 Amsterdam Index Futures Contracts (Aggregate Value of Contracts $97,409)	1	(4,054)
September 2016 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $86,624)	1	(4,146)
September 2016 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $195,272)	2	(4,657)
(Total Aggregate Value of Contracts $696,820)		$(14,452)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Zero coupon rate security.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$257	$—	$—	$—	$257
Equity Futures Contracts	—	2,143	—	2,415	—	4,558
Exchange-Traded Funds	35,575,386	—	—	—	—	35,575,386
Interest Rate Futures Contracts	—	231,050	—	—	—	231,050
Mutual Funds	17,326,871	—	—	—	—	17,326,871
Short Term Investments	468,175	—	—	—	—	468,175
U.S. Treasury Bills	—	—	499,978	—	—	499,978
Total	$53,370,432	$233,450	$499,978	$2,415	$—	$54,106,275

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$7,097	$—	$—	$—	$7,097
Equity Futures Contracts	—	256,360	—	20,788	—	277,148
Total	$—	$263,457	$—	$20,788	$—	$284,245

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $29,067,817)	$36,543,539
Investments in affiliated issuers, at value (cost $17,428,514)	17,326,871
Total investments (cost $46,496,331)	53,870,410
Foreign currency, at value (cost $39,469)	39,418
Segregated cash with broker	282,496
Prepaid expenses	757
Receivables:
Securities sold	200,250
Variation margin	139,124
Dividends	80,731
Foreign taxes reclaim	3,067
Fund shares sold	1,173
Total assets	54,617,426

Liabilities:
Overdraft due to custodian bank	37,763
Payable for:
Fund shares redeemed	41,741
Securities purchased	34,309
Management fees	28,953
Professional fees	11,923
Fund accounting/administration fees	6,681
Trustees’ fees*	3,470
Transfer agent/maintenance fees	2,392
Miscellaneous	12,727
Total liabilities	179,959
Commitments and contingent liabilities (Note 15)	—
Net assets	$54,437,467

Net assets consist of:
Paid in capital	$44,418,097
Undistributed net investment income	988,246
Accumulated net realized gain on investments	1,705,918
Net unrealized appreciation on investments	7,325,206
Net assets	$54,437,467
Capital shares outstanding	1,904,600
Net asset value per share	$28.58

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$391,195
Dividends from securities of affiliated issuers	209,849
Interest	156
Other income	121
Total investment income	601,321

Expenses:
Management fees	173,885
Transfer agent/maintenance fees	12,705
Fund accounting/administration fees	40,128
Line of credit fees	4,100
Trustees’ fees*	1,767
Custodian fees	45
Miscellaneous	13,830
Total expenses	246,460
Net investment income	354,861

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	39,608
Investments in affiliated issuers	(16,168)
Futures contracts	618,750
Foreign currency	1,834
Net realized gain	644,024
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,188,003
Investments in affiliated issuers	1,024
Futures contracts	4,869
Foreign currency	34
Net change in unrealized appreciation (depreciation)	1,193,930
Net realized and unrealized gain	1,837,954
Net increase in net assets resulting from operations	$2,192,815

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$354,861	$634,705
Net realized gain on investments	644,024	1,228,381
Net change in unrealized appreciation (depreciation) on investments	1,193,930	(1,728,223)
Net increase in net assets resulting from operations	2,192,815	134,863

Distributions to shareholders from:
Net investment income	—	(538,173)
Total distributions to shareholders	—	(538,173)

Capital share transactions:
Proceeds from sale of shares	4,221,046	4,288,604
Distributions reinvested	—	538,173
Cost of shares redeemed	(4,604,950)	(12,113,611)
Net decrease from capital share transactions	(383,904)	(7,286,834)
Net increase (decrease) in net assets	1,808,911	(7,690,144)

Net assets:
Beginning of period	52,628,556	60,318,700
End of period	$54,437,467	$52,628,556
Undistributed net investment income at end of period	$988,246	$633,385

Capital share activity:
Shares sold	155,368	154,613
Shares issued from reinvestment of distributions	—	18,997
Shares redeemed	(169,271)	(434,736)
Net decrease in shares	(13,903)	(261,126)

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$27.43	$27.67	$25.93	$22.68	$20.02	$19.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.32	.23	.08	.15	.28
Net gain (loss) on investments (realized and unrealized)	.97	(.28)	1.51	3.17	2.51	(.15)
Total from investment operations	1.15	.04	1.74	3.25	2.66	.13
Less distributions from:
Net investment income	—	(.28)	—	—	—	—
Total distributions	—	(.28)	—	—	—	—
Net asset value, end of period	$28.58	$27.43	$27.67	$25.93	$22.68	$20.02

Total Return[c]	4.19%	0.11%	6.71%	14.33%	13.29%	0.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,437	$52,629	$60,319	$65,375	$62,181	$63,775
Ratios to average net assets:
Net investment income (loss)	1.33%	1.14%	0.87%	0.32%	0.71%	1.40%
Total expenses[d]	0.92%	0.94%	0.93%	1.07%	1.31%	1.56%
Portfolio turnover rate	6%	3%	14%	3%	162%	44%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

FUND PROFILE (Unaudited)	June 30, 2016

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	3.1%
Chevron Corp.	2.2%
Johnson & Johnson	2.0%
Edison International	1.9%
Wells Fargo & Co.	1.8%
Zions Bancorporation	1.8%
Exxon Mobil Corp.	1.8%
Dow Chemical Co.	1.7%
Cisco Systems, Inc.	1.7%
UnitedHealth Group, Inc.	1.7%
Top Ten Total	19.7%

“Ten Largest Holdings” excludes any temporary cash investments.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 97.0%

Financial - 25.9%
JPMorgan Chase & Co.	59,300	$3,684,903
Wells Fargo & Co.	46,013	2,177,795
Zions Bancorporation	86,022	2,161,733
American International Group, Inc.	36,561	1,933,711
Citigroup, Inc.	38,590	1,635,830
Allstate Corp.	20,950	1,465,453
Assured Guaranty Ltd.	36,540	927,020
Unum Group	28,529	906,937
BB&T Corp.	24,850	884,909
Hanover Insurance Group, Inc.	10,423	881,994
Alleghany Corp.*	1,560	857,345
Bank of America Corp.	48,810	647,709
Corrections Corporation of America	17,990	630,009
Endurance Specialty Holdings Ltd.	9,330	626,603
Sun Communities, Inc.	7,930	607,755
E*TRADE Financial Corp.*	25,774	605,431
KeyCorp	53,394	590,004
FirstMerit Corp.	29,037	588,580
Popular, Inc.	19,230	563,439
Simon Property Group, Inc.	2,530	548,757
Wintrust Financial Corp.	10,710	546,210
CubeSmart	14,670	453,010
Alexandria Real Estate Equities, Inc.	4,330	448,242
Trustmark Corp.	17,760	441,336
Fulton Financial Corp.	32,670	441,045
Equity Residential	6,370	438,765
Charles Schwab Corp.	16,720	423,183
Parkway Properties, Inc.	23,132	386,998
MasterCard, Inc. — Class A	4,116	362,455
Morgan Stanley	13,288	345,222
EastGroup Properties, Inc.	4,963	342,050
EPR Properties	4,154	335,145
Ally Financial, Inc.*	19,585	334,316
Prosperity Bancshares, Inc.	6,280	320,217
Equity Commonwealth*	10,387	302,573
T. Rowe Price Group, Inc.	3,926	286,480
Prudential Financial, Inc.	3,683	262,745
Lexington Realty Trust	24,950	252,245
First Industrial Realty Trust, Inc.	9,038	251,437
DCT Industrial Trust, Inc.	4,751	228,238
Camden Property Trust	2,492	220,343
PacWest Bancorp	4,978	198,025
Monogram Residential Trust, Inc.	19,284	196,890
Hartford Financial Services Group, Inc.	2,687	119,249
Umpqua Holdings Corp.	6,720	103,958
Total Financial		30,966,294

Consumer, Non-cyclical - 16.7%
Johnson & Johnson	19,695	2,389,003
UnitedHealth Group, Inc.	13,980	1,973,976
MEDNAX, Inc.*	21,657	1,568,617
Bunge Ltd.	25,370	1,500,636
Quest Diagnostics, Inc.	18,020	1,467,008
Pfizer, Inc.	39,750	1,399,598
Medtronic plc	12,720	1,103,714
Zimmer Biomet Holdings, Inc.	8,320	1,001,562
HCA Holdings, Inc.*	10,561	813,303
Sanderson Farms, Inc.	8,089	700,831
Philip Morris International, Inc.	6,162	626,799
Mondelez International, Inc. — Class A	12,662	576,247
Hershey Co.	4,559	517,401
United Rentals, Inc.*	7,672	514,791
Emergent BioSolutions, Inc.*	16,131	453,603
ICF International, Inc.*	10,850	443,765
Navigant Consulting, Inc.*	23,890	385,824
Darling Ingredients, Inc.*	25,680	382,632
Medivation, Inc.*	5,782	348,655
HealthSouth Corp.	8,880	344,722
Premier, Inc. — Class A*	9,350	305,745
Ingredion, Inc.	1,550	200,586
Patterson Companies, Inc.	4,081	195,439
Molina Healthcare, Inc.*	3,257	162,524
Surgical Care Affiliates, Inc.*	3,164	150,828
Universal Corp.	2,560	147,814
FTI Consulting, Inc.*	3,050	124,074
Community Health Systems, Inc.*	6,305	75,975
Total Consumer, Non-cyclical		19,875,672

Industrial - 10.8%
Republic Services, Inc. — Class A	30,780	1,579,322
WestRock Co.	37,923	1,474,067
FLIR Systems, Inc.	44,270	1,370,157
General Electric Co.	39,991	1,258,917
Corning, Inc.	41,858	857,251
Jabil Circuit, Inc.	43,157	797,110
Huntington Ingalls Industries, Inc.	4,482	753,110
Gentex Corp.	30,467	470,715
Owens-Illinois, Inc.*	23,570	424,496
Knight Transportation, Inc.	15,970	424,483
Owens Corning	8,080	416,282
Crane Co.	7,337	416,155
Honeywell International, Inc.	3,573	415,611
CSX Corp.	15,312	399,337
Eaton Corporation plc	6,518	389,320
Werner Enterprises, Inc.	11,820	271,505
Spirit AeroSystems Holdings, Inc. — Class A*	6,222	267,546
Kirby Corp.*	3,738	233,214
Scorpio Tankers, Inc.	50,155	210,651
Harris Corp.	2,250	187,740
ITT, Inc.	5,626	179,919
Total Industrial		12,796,908

Energy - 9.4%
Chevron Corp.	25,300	2,652,199
Exxon Mobil Corp.	22,960	2,152,270

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

Marathon Oil Corp.	102,670	$1,541,077
Kinder Morgan, Inc.	74,160	1,388,275
Rowan Companies plc — Class A	51,730	913,552
Hess Corp.	12,900	775,290
Valero Energy Corp.	10,843	552,993
Apache Corp.	6,526	363,302
QEP Resources, Inc.	17,476	308,102
Whiting Petroleum Corp.*	26,733	247,548
Oasis Petroleum, Inc.*	25,686	239,907
Total Energy		11,134,515

Utilities - 9.3%
Edison International	29,570	2,296,702
Ameren Corp.	28,700	1,537,746
OGE Energy Corp.	45,730	1,497,658
Public Service Enterprise Group, Inc.	28,040	1,306,944
UGI Corp.	21,026	951,427
Pinnacle West Capital Corp.	7,141	578,849
Black Hills Corp.	8,511	536,533
Exelon Corp.	14,670	533,401
Avista Corp.	10,450	468,160
Portland General Electric Co.	9,624	424,611
Duke Energy Corp.	4,420	379,192
AES Corp.	17,918	223,617
Calpine Corp.*	13,767	203,063
ONE Gas, Inc.	1,863	124,057
Total Utilities		11,061,960

Technology - 8.4%
IXYS Corp.	150,774	1,545,434
Intel Corp.	42,340	1,388,751
QUALCOMM, Inc.	23,315	1,248,985
Applied Materials, Inc.	39,604	949,307
Lam Research Corp.	11,260	946,515
CSRA, Inc.	38,756	908,053
Micron Technology, Inc.*	55,322	761,231
Microsoft Corp.	12,750	652,418
Texas Instruments, Inc.	6,390	400,334
Maxwell Technologies, Inc.*	67,170	354,658
Super Micro Computer, Inc.*	8,920	221,662
Cree, Inc.*	8,387	204,978
MKS Instruments, Inc.	4,648	200,143
ManTech International Corp. — Class A	4,110	155,440
Total Technology		9,937,909

Consumer, Cyclical - 7.3%
CVS Health Corp.	16,820	1,610,348
Lear Corp.	12,290	1,250,630
J.C. Penney Company, Inc.*	102,830	913,130
Wal-Mart Stores, Inc.	11,320	826,586
Target Corp.	9,280	647,930
Goodyear Tire & Rubber Co.	18,331	470,373
UniFirst Corp.	3,490	403,863
PVH Corp.	4,020	378,804
Caleres, Inc.	15,523	375,812
Essendant, Inc.	11,300	345,328
AutoNation, Inc.*	5,583	262,289
CalAtlantic Group, Inc.	6,304	231,420
Scotts Miracle-Gro Co. — Class A	3,150	220,217
Tenneco, Inc.*	4,669	217,622
iRobot Corp.*	5,928	207,954
WESCO International, Inc.*	2,692	138,611
La-Z-Boy, Inc.	4,370	121,573
Sonic Automotive, Inc. — Class A	6,550	112,071
Total Consumer, Cyclical		8,734,561

Communications - 5.2%
Cisco Systems, Inc.	69,382	1,990,569
AT&T, Inc.	41,170	1,778,955
Scripps Networks Interactive, Inc. — Class A	16,102	1,002,672
DigitalGlobe, Inc.*	33,527	717,143
Yahoo!, Inc.*	11,020	413,911
Finisar Corp.*	17,154	300,367
Total Communications		6,203,617

Basic Materials - 4.0%
Dow Chemical Co.	40,480	2,012,260
Reliance Steel & Aluminum Co.	21,112	1,623,513
Freeport-McMoRan, Inc.	51,453	573,186
Olin Corp.	9,838	244,376
Stillwater Mining Co.*	15,724	186,487
Landec Corp.*	14,727	158,463
Total Basic Materials		4,798,285

Total Common Stocks
(Cost $98,499,276)		115,509,721

SHORT TERM INVESTMENTS† - 3.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[1]	3,780,228	3,780,228
Total Short Term Investments
(Cost $3,780,228)		3,780,228

Total Investments - 100.2%
(Cost $102,279,504)		$119,289,949
Other Assets & Liabilities, net - (0.2)%		(285,573)
Total Net Assets - 100.0%		$119,004,376

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES O (ALL CAP VALUE SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$115,509,721	$—	$—	$115,509,721
Short Term Investments	3,780,228	—	—	3,780,228
Total	$119,289,949	$—	$—	$119,289,949

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $102,279,504)	$119,289,949
Prepaid expenses	2,053
Receivables:
Securities sold	294,571
Dividends	143,967
Fund shares sold	8,140
Foreign taxes reclaim	5,200
Total assets	119,743,880

Liabilities:
Payable for:
Securities purchased	551,499
Fund shares redeemed	77,839
Management fees	68,817
Fund accounting/administration fees	9,288
Trustees’ fees*	8,362
Transfer agent/maintenance fees	4,119
Miscellaneous	19,580
Total liabilities	739,504
Commitments and contingent liabilities (Note 15)	—
Net assets	$119,004,376

Net assets consist of:
Paid in capital	$93,974,017
Undistributed net investment income	2,846,888
Accumulated net realized gain on investments	5,173,026
Net unrealized appreciation on investments	17,010,445
Net assets	$119,004,376
Capital shares outstanding	3,805,160
Net asset value per share	$31.27

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$1,510,504
Interest	1,218
Other income	125
Total investment income	1,511,847

Expenses:
Management fees	408,369
Transfer agent/maintenance fees	12,588
Fund accounting/administration fees	54,911
Line of credit fees	9,673
Trustees’ fees*	5,473
Custodian fees	18
Miscellaneous	25,968
Total expenses	517,000
Net investment income	994,847

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	665,365
Net realized gain	665,365
Net change in unrealized appreciation (depreciation) on:
Investments	5,963,099
Net change in unrealized appreciation (depreciation)	5,963,099
Net realized and unrealized gain	6,628,464
Net increase in net assets resulting from operations	$7,623,311

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$994,847	$1,793,008
Net realized gain on investments	665,365	8,219,838
Net change in unrealized appreciation (depreciation) on investments	5,963,099	(16,228,817)
Net increase (decrease) in net assets resulting from operations	7,623,311	(6,215,971)

Distributions to shareholders from:
Net investment income	—	(1,281,376)
Net realized gains	—	(16,826,249)
Total distributions to shareholders	—	(18,107,625)

Capital share transactions:
Proceeds from sale of shares	4,798,498	4,474,326
Distributions reinvested	—	18,107,625
Cost of shares redeemed	(13,530,272)	(25,462,084)
Net decrease from capital share transactions	(8,731,774)	(2,880,133)
Net decrease in net assets	(1,108,463)	(27,203,729)

Net assets:
Beginning of period	120,112,839	147,316,568
End of period	$119,004,376	$120,112,839
Undistributed net investment income at end of period	$2,846,888	$1,852,041

Capital share activity:
Shares sold	165,320	133,321
Shares issued from reinvestment of distributions	—	579,444
Shares redeemed	(459,279)	(781,405)
Net decrease in shares	(293,959)	(68,640)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$29.30	$35.35	$32.85	$24.66	$21.35	$22.32
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.43	.31	.24	.21	.15
Net gain (loss) on investments (realized and unrealized)	1.72	(1.80)	2.19	7.95	3.10	(1.12)
Total from investment operations	1.97	(1.37)	2.50	8.19	3.31	(.97)
Less distributions from:
Net investment income	—	(.33)	(—)[c]	—	—	—
Net realized gains	—	(4.35)	—	—	—	—
Total distributions	—	(4.68)	—	—	—	—
Net asset value, end of period	$31.27	$29.30	$35.35	$32.85	$24.66	$21.35

Total Return[d]	6.72%	(4.70%)	7.61%	33.21%	15.50%	(4.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$119,004	$120,113	$147,317	$153,702	$130,234	$137,794
Ratios to average net assets:
Net investment income (loss)	1.72%	1.33%	0.92%	0.81%	0.91%	0.69%
Total expenses	0.89%	0.92%	0.89%	0.90%	0.89%	0.86%
Portfolio turnover rate	22%	39%	49%	22%	14%	19%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Ten Largest Holdings (% of Total Net Assets)
Flakt Woods	2.6%
Vector Group Ltd.	2.2%
Epicor Software	1.7%
ADT Corp.	1.5%
Kennedy-Wilson, Inc.	1.5%
Infor US, Inc.	1.3%
SPDR Barclays High Yield Bond ETF	1.3%
LBC Tank Terminals Holding Netherlands BV	1.3%
First Data Corp.	1.3%
Eldorado Gold Corp.	1.2%
Top Ten Total	15.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AAA	0.3%
AA	0.3%
BBB	4.9%
BB	35.1%
B	33.3%
CCC	13.9%
C	0.3%
NR2	3.1%
Other Instruments	8.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES P (HIGH YIELD SERIES)

	Shares	Value

COMMON STOCKS† - 1.1%

Information Technology - 1.0%
Aspect Software Parent, Inc.*,†††,1	23,532	$670,665

Communications - 0.1%
Cengage Learning Acquisitions, Inc.*,††	2,107	48,461
Aimia, Inc.	5	30
Total Communications		48,491

Energy - 0.0%
Stallion Oilfield Holdings Ltd.*,††	19,265	4,816

Diversified - 0.0%
Leucadia National Corp.	247	4,281

Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	201
MEDIQ, Inc.*,†††	92	—
Total Consumer, Non-cyclical		201

Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	1,470,315	109

Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	36
Chorus Aviation, Inc.	3	14
Total Consumer, Cyclical		50

Financial - 0.0%
Adelphia Recovery Trust*,†††	5,270	1

Total Common Stocks
(Cost $1,679,040)		728,614

PREFERRED STOCKS††† - 0.1%
Industrial - 0.1%
U.S. Shipping Corp.*,1	24,529	45,992
Total Preferred Stocks
(Cost $625,000)		45,992

EXCHANGE-TRADED FUNDS† - 1.3%
SPDR Barclays High Yield Bond ETF	24,500	874,650
Total Exchange-Traded Funds
(Cost $853,503)		874,650

SHORT TERM INVESTMENTS† - 7.3%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	4,890,996	4,890,996
Total Short Term Investments
(Cost $4,890,996)		4,890,996

	Face Amount[8]

CORPORATE BONDS†† - 82.0%
Communications - 15.0%
DISH DBS Corp.
5.88% due 11/15/24[3]		$850,000	790,499
7.75% due 07/01/26[4]		350,000	360,500
5.88% due 07/15/22[3]		300,000	291,750
CSC Holdings LLC
6.75% due 11/15/21		650,000	663,000
5.25% due 06/01/24		650,000	591,500
Numericable-SFR S.A.
6.00% due 05/15/22[4]		500,000	486,250
7.38% due 05/01/26[4]		425,000	420,219
Sprint Communications, Inc.
9.00% due 11/15/18[3,4]		650,000	692,249
6.00% due 11/15/22		100,000	78,690
T-Mobile USA, Inc.
6.50% due 01/15/26		650,000	685,750
TIBCO Software, Inc.
11.38% due 12/01/21[4]		750,000	596,250
MDC Partners, Inc.
6.50% due 05/01/24[4]		500,000	496,250
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		450,000	459,000
Sirius XM Radio, Inc.
5.38% due 07/15/26[4]		400,000	397,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24[4]		350,000	363,125
Sprint Corp.
7.25% due 09/15/21		200,000	170,500
7.88% due 09/15/23		150,000	122,625
7.63% due 02/15/25		50,000	39,563
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[4]		300,000	310,500
Altice US Finance I Corp.
5.50% due 05/15/26[4]		300,000	300,000
EIG Investors Corp.
10.88% due 02/01/24[9]		325,000	295,750
CenturyLink, Inc.
5.63% due 04/01/25		300,000	267,000
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[4]		250,000	256,250
Avaya, Inc.
7.00% due 04/01/19[4]		300,000	214,500
Level 3 Financing, Inc.
5.25% due 03/15/26[4]		200,000	196,000
Inmarsat Finance plc
4.88% due 05/15/22[4]		200,000	182,500
Match Group, Inc.
6.38% due 06/01/24[4]		150,000	156,000
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[4]	CAD	150,000	114,923

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES P (HIGH YIELD SERIES)

	Face Amount[8]	Value

Cogent Communications Group, Inc.
5.38% due 03/01/22[4]	$100,000	$100,250
Total Communications		10,098,393

Energy - 14.3%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	550,000	565,125
5.63% due 04/15/23	400,000	401,500
5.88% due 06/30/26[4]	250,000	250,938
CONSOL Energy, Inc.
8.00% due 04/01/23	450,000	398,250
5.88% due 04/15/22	450,000	392,625
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.25% due 04/01/23[3,4]	750,000	690,000
Gibson Energy, Inc.
6.75% due 07/15/21[3,4]	689,000	685,555
Antero Resources Corp.
5.63% due 06/01/23	350,000	339,500
5.13% due 12/01/22	256,000	245,760
5.38% due 11/01/21	100,000	97,750
Comstock Resources, Inc.
10.00% due 03/15/20[3,4]	775,000	623,875
Keane Group Holdings LLC
11.99% due 08/08/19†††,1	625,625	581,831
Unit Corp.
6.63% due 05/15/21[3]	700,000	540,750
Terraform Global Operating LLC
9.75% due 08/15/22[3,4]	550,000	497,750
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	625,000	262,500
8.00% due 12/01/20	505,000	213,363
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	350,000	247,625
6.38% due 06/15/23	350,000	210,000
Halcon Resources Corp.
8.63% due 02/01/20[3,4]	450,000	424,404
FTS International, Inc.
8.15% due 06/15/20[4,5]	250,000	210,023
6.25% due 05/01/22	350,000	136,500
TerraForm Power Operating LLC
5.88% due 02/01/23[4]	350,000	333,130
SandRidge Energy, Inc.
8.75% due 06/01/20[4,6]	675,000	276,750
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[1]	825,000	107,250
9.25% due 08/15/21[1]	775,000	100,750
QEP Resources, Inc.
6.88% due 03/01/21	200,000	202,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[6]	750,000	150,000
8.62% due 10/15/20[6]	250,000	50,000
Whiting Petroleum Corp.
5.75% due 03/15/21	200,000	180,500
Approach Resources, Inc.
7.00% due 06/15/21[3]	150,000	88,500
DCP Midstream LLC
5.35% due 03/15/20[4]	50,000	49,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[6,9]	173,733	22,585
SemGroup, LP
8.75% due 11/15/15†††,1	1,700,000	2
Total Energy		9,576,091

Consumer, Non-cyclical - 12.4%
Vector Group Ltd.
7.75% due 02/15/21[3]	1,150,000	1,197,437
7.75% due 02/15/21[4]	250,000	260,312
ADT Corp.
6.25% due 10/15/21[3]	950,000	1,009,375
3.50% due 07/15/22	115,000	105,369
HRG Group, Inc.
7.88% due 07/15/19[3]	748,000	784,465
Bumble Bee Holdco SCA
9.62% due 03/15/18[4]	784,000	776,160
Opal Acquisition, Inc.
8.88% due 12/15/21[4]	1,010,000	775,175
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[4]	800,000	764,000
WEX, Inc.
4.75% due 02/01/23[4]	550,000	533,500
Central Garden & Pet Co.
6.13% due 11/15/23	500,000	520,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]	450,000	444,938
US Foods, Inc.
8.50% due 06/30/19	400,000	408,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	350,000	354,375
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[4]	275,000	292,358
Halyard Health, Inc.
6.25% due 10/15/22	100,000	97,500
Total Consumer, Non-cyclical		8,323,464

Technology - 10.8%
First Data Corp.
5.75% due 01/15/24[3,4]	850,000	843,625
5.00% due 01/15/24[4]	300,000	300,750
NCR Corp.
6.38% due 12/15/23	600,000	612,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES P (HIGH YIELD SERIES)

	Face Amount[8]		Value

5.88% due 12/15/21		$500,000	$507,500
Epicor Software
9.24% due 06/21/23†††		1,150,000	1,113,890
Micron Technology, Inc.
5.25% due 08/01/23[3,4]		675,000	575,437
7.50% due 09/15/23[3,4]		435,000	462,188
Open Text Corp.
5.63% due 01/15/23[3,4]		750,000	757,500
5.88% due 06/01/26[4]		150,000	150,375
Infor US, Inc.
6.50% due 05/15/22[3]		950,000	897,161
Cengage Learning, Inc.
9.50% due 06/15/24[4]		300,000	305,250
Aspect Software, Inc.
3.00% due 05/25/23†††,4		233,566	233,566
Microsoft Corp.
4.20% due 11/03/35		200,000	226,519
Oracle Corp.
3.85% due 07/15/36		200,000	200,519
Diamond 1 Finance Corporation / Diamond 2 Finance Corp
7.13% due 06/15/24[4]		75,000	78,332
Total Technology			7,264,612

Financial - 10.6%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[3,4]		805,000	745,631
7.50% due 04/15/21[3,4]		400,000	359,140
Kennedy-Wilson, Inc.
5.87% due 04/01/24[3]		1,020,000	994,500
Citigroup, Inc.
6.30% [3,5,7]		650,000	646,685
5.95% [5,7]		150,000	146,625
Lincoln Finance Ltd.
6.87% due 04/15/21	EUR	600,000	716,587
GEO Group, Inc.
5.88% due 01/15/22		450,000	459,000
6.00% due 04/15/26		150,000	151,500
National Financial Partners Corp.
9.00% due 07/15/21[3,4]		600,000	578,250
Wilton Re Finance LLC
5.87% due 03/30/33[4,5]		400,000	410,912
NewStar Financial, Inc.
7.25% due 05/01/20[3]		400,000	372,000
EPR Properties
5.75% due 08/15/22[3]		300,000	325,799
Compass Bank
3.88% due 04/10/25		300,000	287,888
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[4]		300,000	262,500
Greystar Real Estate Partners LLC
8.25% due 12/01/22[4]		250,000	257,500
Hospitality Properties Trust
4.50% due 03/15/25		250,000	251,326
HUB International Ltd.
9.25% due 02/15/21[4]		100,000	104,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20		50,000	49,375
Total Financial			7,119,718

Industrial - 6.7%
CONTOURGLOBAL LP
5.12% due 06/15/21	EUR	700,000	764,704
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[4]		650,000	648,375
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22[4]		500,000	529,374
Amsted Industries, Inc.
5.38% due 09/15/24[4]		400,000	392,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[4]		350,000	357,219
LMI Aerospace, Inc.
7.38% due 07/15/19		350,000	352,625
Anixter, Inc.
5.50% due 03/01/23		300,000	305,250
Standard Industries, Inc.
5.50% due 02/15/23[4]		250,000	255,625
CEVA Group plc
7.00% due 03/01/21[4]		250,000	215,000
Moto Finance plc
6.37% due 09/01/20	GBP	150,000	204,518
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.13% due 07/15/21[4,5]		200,000	200,500
Coveris Holdings S.A.
7.88% due 11/01/19[4]		150,000	145,688
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21		100,000	103,000
Total Industrial			4,473,878

Consumer, Cyclical - 6.6%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[4]		600,000	526,501
6.75% due 01/15/22		300,000	273,000
6.50% due 05/01/21		150,000	137,625
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[3,4]		650,000	628,875
Nathan’s Famous, Inc.
10.00% due 03/15/20[4]		400,000	427,000
L Brands, Inc.
6.75% due 07/01/36		300,000	299,811
6.88% due 11/01/35		100,000	101,250

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES P (HIGH YIELD SERIES)

	Face Amount[8]		Value

NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20		$350,000	$368,375
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24		350,000	343,875
Wyndham Worldwide Corp.
5.10% due 10/01/25[3]		300,000	325,976
TVL Finance PLC
8.50% due 05/15/23	GBP	200,000	259,886
Interval Acquisition Corp.
5.63% due 04/15/23		200,000	200,500
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]		200,000	200,500
Group 1 Automotive, Inc.
5.25% due 12/15/23[3,4]		200,000	196,500
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		150,000	161,625
Total Consumer, Cyclical			4,451,299

Basic Materials - 3.4%
Eldorado Gold Corp.
6.13% due 12/15/20[3,4]		815,000	815,000
Constellium N.V.
7.88% due 04/01/21[4]		350,000	360,938
GCP Applied Technologies, Inc.
9.50% due 02/01/23[4]		300,000	335,250
Yamana Gold, Inc.
4.95% due 07/15/24		300,000	295,140
PQ Corp.
6.75% due 11/15/22[4]		200,000	208,500
Cascades, Inc.
5.75% due 07/15/23[4]		150,000	144,375
Mirabela Nickel Ltd.
2.37% due 06/24/19†††,1,10		390,085	101,422
1.00% due 09/10/44†††,1,10		7,799	—
Total Basic Materials			2,260,625

Utilities - 2.2%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3,4]		900,000	868,500
AES Corp.
6.00% due 05/15/26		300,000	306,375
3.67% due 06/01/19[5]		66,000	65,835
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.63% due 05/20/24		150,000	151,125
TerraForm Power Operating LLC
6.13% due 06/15/25[3,4]		125,000	118,125
Total Utilities			1,509,960
Total Corporate Bonds
(Cost $60,116,086)			55,078,040

SENIOR FLOATING RATE INTERESTS††,5 - 17.6%
Industrial - 4.8%
Flakt Woods
2.63% due 03/20/17†††,1	EUR	1,566,523	,728,116
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]		561,892	529,582
Hardware Holdings LLC
6.75% due 03/30/20†††,1		343,875	336,998
Mast Global
7.75% due 09/12/19†††,1		320,599	318,871
LSF9 Cypress Holdings LLC
7.25% due 10/09/22		249,625	240,888
NANA Development Corp.
8.00% due 03/15/18[1]		52,500	48,562
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		21,492	17,570
CEVA Logistics US Holdings
6.50% due 03/19/21		14,096	11,524
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		9,980	8,159
CEVA Logistics Canada, ULC
6.50% due 03/19/21		1,730	1,415
Total Industrial			3,241,685

Technology - 3.7%
Sparta Holding Corp.
6.50% due 07/28/20†††,1		668,540	663,998
Greenway Medical Technologies
9.25% due 11/04/21[1]		500,000	435,000
EIG Investors Corp.
6.00% due 02/09/23		348,241	325,606
Avaya, Inc.
6.25% due 05/29/20		417,286	295,927
Verisure Cayman 2
4.50% due 10/21/22	EUR	250,000	276,805
Advanced Computer Software
10.50% due 01/31/23[1]		200,000	184,000
TIBCO Software, Inc.
6.50% due 12/04/20		198,992	181,913
Micron Technology, Inc.
6.64% due 04/26/22		100,000	100,422
Aspect Software, Inc.
10.50% due 05/25/20		14,930	14,271
Total Technology			2,477,942

Consumer, Non-cyclical - 2.8%
IHC Holding Corp.
7.00% due 04/30/21†††,1		545,875	539,279
NES Global Talent
6.50% due 10/03/19[1]		580,876	505,362
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[1]		530,000	373,210
CTI Foods Holding Co. LLC
8.25% due 06/28/21		300,000	270,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES P (HIGH YIELD SERIES)

	Face Amount[8]		Value

American Seafoods
6.00% due 08/19/21[1]		$195,648	$191,735
Total Consumer, Non-cyclical			1,879,586

Consumer, Cyclical - 2.4%
Mavis Tire
6.25% due 11/02/20†††,1		495,000	488,318
Belk, Inc.
5.75% due 12/12/22		448,875	355,172
Navistar, Inc.
6.50% due 08/07/20		248,750	234,240
Sears Holdings Corp.
5.50% due 06/30/18		197,468	187,759
Advantage Sales & Marketing LLC
3.48% due 07/25/19[1]		180,000	165,776
Bass Pro Group LLC
4.00% due 06/05/20		160,000	157,101
Total Consumer, Cyclical			1,588,366

Financial - 1.8%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20[1]		935,455	416,277
York Risk Services
4.75% due 10/01/21[1]		374,286	327,500
Safe-Guard
6.25% due 08/19/21		287,208	269,976
Trademonster
7.25% due 08/29/19†††,1		187,626	186,688
Total Financial			1,200,441

Communications - 1.5%
Cartrawler
4.00% due 04/29/21[1]	EUR	504,378	543,547
Anaren, Inc.
9.25% due 08/18/21[1]		500,000	453,125
Total Communications			996,672

Utilities - 0.5%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22		397,000	371,195

Energy - 0.1%
FTS International
5.75% due 04/16/21		198,182	77,150
Total Senior Floating Rate Interests
(Cost $13,528,519)			11,833,037

SENIOR FIXED RATE INTERESTS†† - 1.1%
Financial - 1.1%
Magic Newco, LLC
12.00% due 06/12/19		700,000	727,566
Total Senior Fixed Rate Interests
(Cost $749,764)			727,566

ASSET-BACKED SECURITIES†† - 0.3%
Collateralized Debt Obligations - 0.3%
SRERS Funding Ltd.
2011-RS, 0.72% due 05/09/46[4,5]		174,415	169,326
Total Asset-Backed Securities
(Cost $168,736)			169,326

Total Investments - 110.8%
(Cost $82,611,644)			$74,348,221
Other Assets & Liabilities, net - (10.8)%			(7,226,439)
Total Net Assets - 100.0%			$67,121,782

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at June 30, 2016	Net Unrealized Appreciation/ Depreciation
Morgan Stanley	(3,478,000)	EUR	07/13/16	$3,941,890	$3,864,178	$77,712
Morgan Stanley	(368,000)	GBP	07/13/16	533,112	491,421	41,691
JP Morgan Chase & Co.	(677,000)	EUR	07/13/16	762,368	752,170	10,197
Morgan Stanley	(150,000)	CAD	07/13/16	117,799	115,682	2,117
Bank of America	492,000	EUR	07/13/16	(557,466)	546,629	(10,837)
						$120,880

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES P (HIGH YIELD SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $28,053,635 (cost $29,230,743), or 41.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[6]	Security is in default of interest and/or principal obligations.
[7]	Perpetual maturity.
[8]	The face amount is denominated in U.S. dollars unless otherwise noted.
[9]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144a or section 4(a)(2) securities is $318,335 (cost $407,457), or 0.5% of total net assets — See Note 13.

[10]	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$169,326	$—	$—	$169,326
Common Stocks	4,562	—	53,277	—	670,775	728,614
Corporate Bonds	—	—	53,047,329	—	2,030,711	55,078,040
Forward Foreign Currency Exchange Contracts	—	—	—	131,717	—	131,717
Exchange-Traded Funds	874,650	—	—	—	—	874,650
Preferred Stocks	—	—	—	—	45,992	45,992
Senior Fixed Rate Interests	—	—	727,566	—	—	727,566
Senior Floating Rate Interests	—	—	7,570,769	—	4,262,268	11,833,037
Short Term Investments	4,890,996	—	—	—	—	4,890,996
Total	$5,770,208	$—	$61,568,267	$131,717	$7,009,746	$74,479,938

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$10,837	$—	$10,837

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of June 30, 2016, Series P (High Yield Series) had a security with a total value of $385,163 transfer into Level 3 from Level 2 due to changes in the securities valuation method which use non-observable market inputs. There were no other securities that transferred between Levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $82,611,644)	$74,348,221
Foreign currency, at value (cost $8,757)	8,757
Cash	134,281
Unrealized appreciation on forward foreign currency exchange contracts	131,717
Prepaid expenses	1,177
Receivables:
Securities sold	6,500,876
Interest	1,141,250
Fund shares sold	393,576
Interest from reverse repurchase agreements	5,248
Foreign taxes reclaim	267
Total assets	82,665,370

Liabilities:
Reverse Repurchase Agreements	13,729,775
Unfunded loan commitments, at value (Note 9) (proceeds $703,950)	464,915
Segregated cash due to broker	104,242
Unrealized depreciation on forward foreign currency exchange contracts	10,837
Payable for:
Securities purchased	1,053,392
Fund shares redeemed	62,915
Management fees	35,913
Distribution and service fees	15,347
Fund accounting/administration fees	5,832
Transfer agent/maintenance fees	3,042
Miscellaneous	57,378
Total liabilities	15,543,588
Commitments and contingent liabilities (Note 15)	—
Net assets	$67,121,782

Net assets consist of:
Paid in capital	$67,432,265
Undistributed net investment income	9,228,930
Accumulated net realized loss on investments	(1,635,282)
Net unrealized depreciation on investments	(7,904,131)
Net assets	$67,121,782
Capital shares outstanding	2,173,782
Net asset value per share	$30.88

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Interest	$3,008,200
Dividends	23,639
Total investment income	3,031,839

Expenses:
Management fees	210,469
Transfer agent/maintenance fees	12,566
Distribution and service fees	87,696
Fund accounting/administration fees	33,324
Short interest expense	17,834
Line of credit fees	7,042
Custodian fees	5,000
Trustees’ fees*	18
Miscellaneous	38,383
Total expenses	412,332
Less:
Expenses waived by Adviser	(11,433)
Net expenses	400,899
Net investment income	2,630,940

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,243,366)
Foreign currency	24,538
Forward currency exchange contracts	(118,751)
Net realized loss	(1,337,579)
Net change in unrealized appreciation (depreciation) on:
Investments	4,187,798
Foreign currency	(369)
Forward foreign currency exchange contracts	94,266
Net change in unrealized appreciation (depreciation)	4,281,695
Net realized and unrealized gain	2,944,116
Net increase in net assets resulting from operations	$5,575,056

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,630,940	$5,614,236
Net realized gain (loss) on investments	(1,337,579)	344,710
Net change in unrealized appreciation (depreciation) on investments	4,281,695	(8,369,682)
Net increase (decrease) in net assets resulting from operations	5,575,056	(2,410,736)

Distributions to shareholders from:
Net investment income	—	(8,057,853)
Net realized gains	—	(1,595,016)
Total distributions to shareholders	—	(9,652,869)

Capital share transactions:
Proceeds from sale of shares	27,882,726	55,427,241
Distributions reinvested	—	9,652,869
Cost of shares redeemed	(33,244,110)	(65,300,291)
Net decrease from capital share transactions	(5,361,384)	(220,181)
Net increase (decrease) in net assets	213,672	(12,283,786)

Net assets:
Beginning of period	66,908,110	79,191,896
End of period	$67,121,782	$66,908,110
Undistributed net investment income at end of period	$9,228,930	$6,597,990

Capital share activity:
Shares sold	969,136	1,702,233
Shares issued from reinvestment of distributions	—	311,785
Shares redeemed	(1,132,154)	(2,015,583)
Net decrease in shares	(163,018)	(1,565)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$28.63	$33.87	$33.02	$30.75	$26.77	$26.78
Income (loss) from investment operations:
Net investment income (loss)[b]	1.09	2.17	2.23	2.20	2.01	2.00
Net gain (loss) on investments (realized and unrealized)	1.16	(3.23)	(1.38)	.07	1.97	(2.01)
Total from investment operations	2.25	(1.06)	.85	2.27	3.98	(.01)
Less distributions from:
Net investment income	—	(3.49)	—	—	—	—
Net realized gains	—	(.69)	—	—	—	—
Total distributions	—	(4.18)	—	—	—	—
Net asset value, end of period	$30.88	$28.63	$33.87	$33.02	$30.75	$26.77

Total Return[c]	7.79%	(3.95%)	2.51%	7.38%	14.87%	(0.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,122	$66,908	$79,192	$123,983	$138,253	$118,156
Ratios to average net assets:
Net investment income (loss)	7.50%	6.69%	6.50%	6.86%	6.95%	7.34%
Total expenses[d]	1.18%	1.19%	1.09%	1.07%	0.95%	0.93%
Net expenses[e]	1.14%[f]	1.15%[f]	1.08%[f]	1.07%	0.95%	0.93%
Portfolio turnover rate	47%	101%	90%	100%	95%	64%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the period would be:

06/30/16	12/31/15	12/31/14
1.07%	1.07%	0.97%

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Spire, Inc.	3.0%
Navigators Group, Inc.	2.5%
Berkshire Hills Bancorp, Inc.	2.4%
FLIR Systems, Inc.	2.1%
Black Hills Corp.	2.1%
Sun Communities, Inc.	2.1%
Corrections Corporation of America	1.9%
CubeSmart	1.9%
1st Source Corp.	1.9%
Avista Corp.	1.9%
Top Ten Total	21.8%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 97.1%

Financial - 36.6%
Navigators Group, Inc.	24,479	$2,251,334
Berkshire Hills Bancorp, Inc.	81,458	2,192,849
Sun Communities, Inc.	24,476	1,875,841
Corrections Corporation of America	50,593	1,771,767
CubeSmart	57,096	1,763,124
1st Source Corp.	53,153	1,721,626
Zions Bancorporation	66,256	1,665,014
Hanover Insurance Group, Inc.	17,454	1,476,957
Trustmark Corp.	57,015	1,416,823
Endurance Specialty Holdings Ltd.	20,022	1,344,678
Fulton Financial Corp.	98,360	1,327,860
Cathay General Bancorp	46,690	1,316,658
Wintrust Financial Corp.	23,644	1,205,844
Argo Group International Holdings Ltd.	22,598	1,172,836
Horace Mann Educators Corp.	27,610	932,942
Hanmi Financial Corp.	39,023	916,650
Prosperity Bancshares, Inc.	17,458	890,183
EastGroup Properties, Inc.	11,645	802,574
EPR Properties	9,656	779,046
Parkway Properties, Inc.	43,310	724,576
TriCo Bancshares	26,062	719,311
First Citizens BancShares, Inc. — Class A	2,725	705,530
Equity Commonwealth*	24,146	703,373
First Industrial Realty Trust, Inc.	20,067	558,264
Lexington Realty Trust	54,490	550,894
DCT Industrial Trust, Inc.	10,831	520,321
Camden Property Trust	5,717	505,497
Umpqua Holdings Corp.	29,401	454,833
Monogram Residential Trust, Inc.	43,962	448,852
Federal Agricultural Mortgage Corp. — Class C	12,742	443,676
Apartment Investment & Management Co. — Class A	5,736	253,302
Total Financial		33,413,035

Industrial - 12.1%
FLIR Systems, Inc.	61,978	1,918,218
Marten Transport Ltd.	56,948	1,127,570
Oshkosh Corp.	22,152	1,056,872
Owens-Illinois, Inc.*	52,668	948,551
Benchmark Electronics, Inc.*	43,640	922,986
Argan, Inc.	20,620	860,266
Gentex Corp.	39,973	617,583
Werner Enterprises, Inc.	25,376	582,887
Kirby Corp.*	8,233	513,658
Scorpio Tankers, Inc.	113,782	477,884
Ryder System, Inc.	7,145	436,845
Crane Co.	7,542	427,783
ITT, Inc.	12,287	392,938
LMI Aerospace, Inc.*	43,370	348,695
AEP Industries, Inc.	3,630	292,070
Rand Logistics, Inc.*	119,809	123,403
Total Industrial		11,048,209

Consumer, Non-cyclical - 12.0%
Emergent BioSolutions, Inc.*	48,533	1,364,748
Invacare Corp.	79,613	965,706
Darling Ingredients, Inc.*	64,274	957,683
Premier, Inc. — Class A*	26,870	878,649
Navigant Consulting, Inc.*	52,245	843,756
Sanderson Farms, Inc.	9,414	815,629
ICU Medical, Inc.*	6,439	725,997
Surgical Care Affiliates, Inc.*	14,391	686,019
HealthSouth Corp.	14,520	563,666
Carriage Services, Inc. — Class A	21,530	509,830
FTI Consulting, Inc.*	12,341	502,032
Patterson Companies, Inc.	10,180	487,520
United Rentals, Inc.*	5,718	383,678
Molina Healthcare, Inc.*	7,221	360,328
Universal Corp.	5,760	332,582
ICF International, Inc.*	6,844	279,920
Trevena, Inc.*	27,736	174,737
Community Health Systems, Inc.*	13,830	166,652
Total Consumer, Non-cyclical		10,999,132

Consumer, Cyclical - 10.3%
International Speedway Corp. — Class A	41,593	1,391,286
Century Communities, Inc.*	65,401	1,134,052
J.C. Penney Company, Inc.*	117,783	1,045,913
La-Z-Boy, Inc.	28,430	790,923
UniFirst Corp.	6,430	744,080
Essendant, Inc.	23,879	729,742
CalAtlantic Group, Inc.	13,929	511,334
ScanSource, Inc.*	13,620	505,438
Tuesday Morning Corp.*	71,560	502,351
Scotts Miracle-Gro Co. — Class A	7,179	501,884
Unifi, Inc.*	16,961	461,848
WESCO International, Inc.*	6,429	331,029
Sonic Automotive, Inc. — Class A	14,478	247,719
Caleres, Inc.	10,184	246,555
Tenneco, Inc.*	5,044	235,101
Total Consumer, Cyclical		9,379,255

Utilities - 10.2%
Spire, Inc.	38,435	2,722,736
Black Hills Corp.	29,970	1,889,308
Avista Corp.	38,357	1,718,394
Portland General Electric Co.	38,360	1,692,443
ALLETE, Inc.	9,160	592,011
Calpine Corp.*	31,093	458,622
ONE Gas, Inc.	4,263	283,873
Total Utilities		9,357,387

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

Technology - 7.6%
ManTech International Corp. — Class A	38,341	$1,450,057
Maxwell Technologies, Inc.*	233,573	1,233,264
Mercury Systems, Inc.*	43,730	1,087,128
IXYS Corp.	74,091	759,433
Brooks Automation, Inc.	56,730	636,510
MKS Instruments, Inc.	11,877	511,424
Cree, Inc.*	19,114	467,146
Super Micro Computer, Inc.*	18,434	458,085
Photronics, Inc.*	41,872	373,080
Total Technology		6,976,127

Basic Materials - 3.4%
Reliance Steel & Aluminum Co.	11,980	921,261
Olin Corp.	24,301	603,637
Stillwater Mining Co.*	41,324	490,103
Luxfer Holdings plc ADR	35,340	425,140
Landec Corp.*	33,317	358,491
Calgon Carbon Corp.	23,019	302,700
Total Basic Materials		3,101,332

Communications - 2.5%
DigitalGlobe, Inc.*	73,377	1,569,534
Finisar Corp.*	39,950	699,525
Total Communications		2,269,059

Energy - 2.4%
Oasis Petroleum, Inc.*	75,270	703,022
Rowan Companies plc — Class A	37,020	653,773
Laredo Petroleum, Inc.*	56,791	595,170
WPX Energy, Inc.*	27,056	251,891
Total Energy		2,203,856

Total Common Stocks
(Cost $79,855,392)		88,747,392

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. due *,1,3	116,667	68
Total Convertible Preferred Stocks
(Cost $111,410)		68

SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	3,456,435	3,456,435
Total Short Term Investments
(Cost $3,456,435)		3,456,435

Total Investments - 100.9%
(Cost $83,423,237)		$92,203,895
Other Assets & Liabilities, net - (0.9)%		(844,058)
Total Net Assets - 100.0%		$91,359,837

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Illiquid security.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$88,747,392	$—	$—	$88,747,392
Convertible Preferred Stocks	—	—	68	68
Short Term Investments	3,456,435	—	—	3,456,435
Total	$92,203,827	$—	$68	$92,203,895

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $83,423,237)	$92,203,895
Prepaid expenses	1,740
Receivables:
Dividends	154,036
Fund shares sold	6,313
Total assets	92,365,984

Liabilities:
Payable for:
Securities purchased	745,074
Fund shares redeemed	120,503
Management fees	71,760
Fund accounting/administration fees	7,176
Transfer agent/maintenance fees	3,922
Trustees’ fees*	355
Miscellaneous	57,357
Total liabilities	1,006,147
Commitments and contingent liabilities (Note 15)	—
Net assets	$91,359,837

Net assets consist of:
Paid in capital	$77,351,881
Undistributed net investment income	311,497
Accumulated net realized gain on investments	4,915,801
Net unrealized appreciation on investments	8,780,658
Net assets	$91,359,837
Capital shares outstanding	2,173,300
Net asset value per share	$42.04

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $471)	$627,105
Interest	1,207
Total investment income	628,312

Expenses:
Management fees	416,355
Transfer agent/maintenance fees	12,595
Fund accounting/administration fees	41,635
Line of credit fees	7,204
Custodian fees	581
Trustees’ fees*	18
Miscellaneous	45,162
Total expenses	523,550
Net investment income	104,762

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,540,736)
Net realized loss	(2,540,736)
Net change in unrealized appreciation (depreciation) on:
Investments	7,475,554
Net change in unrealized appreciation (depreciation)	7,475,554
Net realized and unrealized gain	4,934,818
Net increase in net assets resulting from operations	$5,039,580

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$104,762	$265,478
Net realized gain (loss) on investments	(2,540,736)	7,658,172
Net change in unrealized appreciation (depreciation) on investments	7,475,554	(14,683,247)
Net increase (decrease) in net assets resulting from operations	5,039,580	(6,759,597)

Distributions to shareholders from:
Net realized gains	—	(18,520,174)
Total distributions to shareholders	—	(18,520,174)

Capital share transactions:
Proceeds from sale of shares	4,721,237	7,140,709
Distributions reinvested	—	18,520,174
Cost of shares redeemed	(8,158,439)	(26,556,736)
Net decrease from capital share transactions	(3,437,202)	(895,853)
Net increase (decrease) in net assets	1,602,378	(26,175,624)

Net assets:
Beginning of period	89,757,459	115,933,083
End of period	$91,359,837	$89,757,459
Undistributed net investment income at end of period	$311,497	$206,735

Capital share activity:
Shares sold	117,024	154,490
Shares issued from reinvestment of distributions	—	432,310
Shares redeemed	(204,067)	(567,478)
Net increase (decrease) in shares	(87,043)	19,322

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$39.71	$51.73	$52.46	$38.35	$32.09	$33.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.12	.08	.01	(—)[c]	(.10)
Net gain (loss) on investments (realized and unrealized)	2.28	(2.87)	(.80)	14.10	6.26	(1.45)
Total from investment operations	2.33	(2.75)	(.72)	14.11	6.26	(1.55)
Less distributions from:
Net investment income	—	—	(.01)	—	—	—
Net realized gains	—	(9.27)	—	—	—	—
Total distributions	—	(9.27)	(.01)	—	—	—
Net asset value, end of period	$42.04	$39.71	$51.73	$52.46	$38.35	$32.09

Total Return[e]	5.87%	(6.62%)	(1.38%)	36.79%	19.51%	(4.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91,360	$89,757	$115,933	$139,943	$111,402	$107,587
Ratios to average net assets:
Net investment income (loss)	0.24%	0.26%	0.15%	0.02%	(0.00%)[d]	(0.29%)
Total expenses	1.19%	1.19%	1.16%	1.16%	1.15%	1.12%
Portfolio turnover rate	29%	57%	50%	30%	44%	51%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Net investment income (loss) ratio is less than 0.01%.
[e]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES V (MID CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 1997

Ten Largest Holdings (% of Total Net Assets)
FLIR Systems, Inc.	2.0%
Alleghany Corp.	2.0%
Zions Bancorporation	1.8%
DigitalGlobe, Inc.	1.8%
Sonoco Products Co.	1.7%
Ameren Corp.	1.7%
Corrections Corporation of America	1.6%
OGE Energy Corp.	1.6%
Hanover Insurance Group, Inc.	1.6%
Popular, Inc.	1.5%
Top Ten Total	17.3%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 96.5%

Financial - 30.2%
Alleghany Corp.*	8,110	$4,457,093
Zions Bancorporation	158,098	3,973,003
Corrections Corporation of America	101,919	3,569,204
Hanover Insurance Group, Inc.	40,917	3,462,396
Popular, Inc.	108,959	3,192,499
FirstMerit Corp.	150,679	3,054,264
KeyCorp	266,149	2,940,946
Wintrust Financial Corp.	56,033	2,857,683
Endurance Specialty Holdings Ltd.	41,235	2,769,343
Sun Communities, Inc.	35,442	2,716,275
CubeSmart	84,969	2,623,843
Fulton Financial Corp.	185,361	2,502,374
Alexandria Real Estate Equities, Inc.	23,832	2,467,089
Assured Guaranty Ltd.	96,719	2,453,761
Trustmark Corp.	96,140	2,389,079
Parkway Properties, Inc.	118,203	1,977,536
EastGroup Properties, Inc.	27,652	1,905,776
E*TRADE Financial Corp.*	80,443	1,889,606
EPR Properties	23,149	1,867,661
Equity Commonwealth*	57,886	1,686,219
Prosperity Bancshares, Inc.	31,166	1,589,154
First Industrial Realty Trust, Inc.	47,850	1,331,187
Lexington Realty Trust	126,910	1,283,060
DCT Industrial Trust, Inc.	25,874	1,242,987
Camden Property Trust	13,573	1,200,125
PacWest Bancorp	27,149	1,079,987
Monogram Residential Trust, Inc.	105,045	1,072,509
Unum Group	32,831	1,043,697
Apartment Investment & Management Co. — Class A	13,620	601,459
Umpqua Holdings Corp.	35,090	542,842
Federal Agricultural Mortgage Corp. — Class C	15,517	540,302
Total Financial		66,282,959

Industrial - 16.1%
FLIR Systems, Inc.	144,671	4,477,567
Sonoco Products Co.	76,757	3,811,752
Gentex Corp.	181,483	2,803,912
WestRock Co.	70,288	2,732,094
Knight Transportation, Inc.	93,764	2,492,247
Oshkosh Corp.	48,839	2,330,109
Corning, Inc.	111,912	2,291,958
Owens-Illinois, Inc.*	123,056	2,216,239
Huntington Ingalls Industries, Inc.	10,408	1,748,856
Owens Corning	31,790	1,637,821
Werner Enterprises, Inc.	60,929	1,399,539
Kirby Corp.*	19,105	1,191,961
Scorpio Tankers, Inc.	258,995	1,087,779
Spirit AeroSystems Holdings, Inc. — Class A*	24,738	1,063,734
Harris Corp.	12,409	1,035,407
Crane Co.	18,062	1,024,477
Ryder System, Inc.	16,684	1,020,060
ITT, Inc.	28,354	906,761
Total Industrial		35,272,273

Consumer, Non-cyclical - 13.9%
MEDNAX, Inc.*	39,804	2,883,004
Bunge Ltd.	46,627	2,757,987
Quest Diagnostics, Inc.	32,714	2,663,247
Emergent BioSolutions, Inc.*	88,750	2,495,650
Darling Ingredients, Inc.*	149,293	2,224,466
ICF International, Inc.*	50,643	2,071,298
Navigant Consulting, Inc.*	124,064	2,003,634
Sanderson Farms, Inc.	22,230	1,926,007
HealthSouth Corp.	48,383	1,878,228
Premier, Inc. — Class A*	51,912	1,697,522
Surgical Care Affiliates, Inc.*	34,136	1,627,263
FTI Consulting, Inc.*	28,620	1,164,262
Patterson Companies, Inc.	22,503	1,077,669
Ingredion, Inc.	7,850	1,015,869
United Rentals, Inc.*	13,120	880,352
Molina Healthcare, Inc.*	17,137	855,136
Universal Corp.	13,560	782,954
Community Health Systems, Inc.*	32,467	391,227
Total Consumer, Non-cyclical		30,395,775

Utilities - 10.4%
Ameren Corp.	68,850	3,688,983
OGE Energy Corp.	107,933	3,534,806
Pinnacle West Capital Corp.	39,362	3,190,684
Black Hills Corp.	46,131	2,908,098
Avista Corp.	54,953	2,461,894
Portland General Electric Co.	53,602	2,364,920
UGI Corp.	38,868	1,758,777
AES Corp.	97,811	1,220,681
Calpine Corp.*	74,537	1,099,421
ONE Gas, Inc.	10,128	674,424
Total Utilities		22,902,688

Consumer, Cyclical - 8.9%
DR Horton, Inc.	85,194	2,681,907
J.C. Penney Company, Inc.*	279,695	2,483,692
PVH Corp.	21,715	2,046,205
Essendant, Inc.	65,556	2,003,391
UniFirst Corp.	15,992	1,850,594
Scotts Miracle-Gro Co. — Class A	17,211	1,203,221
CalAtlantic Group, Inc.	32,541	1,194,580
Caleres, Inc.	48,907	1,184,038
iRobot Corp.*	30,415	1,066,958
Goodyear Tire & Rubber Co.	31,936	819,478
WESCO International, Inc.*	15,257	785,583
La-Z-Boy, Inc.	22,080	614,266
Sonic Automotive, Inc. — Class A	32,888	562,714
Tenneco, Inc.*	11,643	542,680

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

AutoNation, Inc.*	9,609	$451,431
Total Consumer, Cyclical		19,490,738

Technology - 5.9%
IXYS Corp.	259,668	2,661,597
Maxwell Technologies, Inc.*	451,388	2,383,329
Micron Technology, Inc.*	155,934	2,145,651
CSRA, Inc.	69,126	1,619,622
MKS Instruments, Inc.	28,517	1,227,942
Cree, Inc.*	45,822	1,119,890
Super Micro Computer, Inc.*	43,775	1,087,809
ManTech International Corp. — Class A	19,456	735,826
Total Technology		12,981,666

Energy - 4.5%
Marathon Oil Corp.	183,942	2,760,969
Oasis Petroleum, Inc.*	164,450	1,535,963
Rowan Companies plc — Class A	83,036	1,466,416
Laredo Petroleum, Inc.*	135,083	1,415,670
Apache Corp.	20,157	1,122,140
Whiting Petroleum Corp.*	99,087	917,546
WPX Energy, Inc.*	64,514	600,625
HydroGen Corp.*,†††,1	672,346	1
Total Energy		9,819,330

Basic Materials - 3.3%
Reliance Steel & Aluminum Co.	27,937	2,148,356
Olin Corp.	62,166	1,544,203
Stillwater Mining Co.*	95,864	1,136,947
Freeport-McMoRan, Inc.	95,482	1,063,669
Landec Corp.*	79,118	851,310
Calgon Carbon Corp.	41,524	546,041
Total Basic Materials		7,290,526

Communications - 3.3%
DigitalGlobe, Inc.*	184,916	3,955,353
Finisar Corp.*	94,959	1,662,732
Scripps Networks Interactive, Inc. — Class A	26,129	1,627,053
Total Communications		7,245,138

Total Common Stocks
(Cost $192,998,171)		211,681,093

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,4	308,333	180
Total Convertible Preferred Stocks
(Cost $294,438)		180

SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[3]	8,281,650	8,281,650
Total Short Term Investments
(Cost $8,281,650)		8,281,650

Total Investments - 100.3%
(Cost $201,574,259)		$219,962,923
Other Assets & Liabilities, net - (0.3)%		(632,784)
Total Net Assets - 100.0%		$219,330,139

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of June 30, 2016.
[4]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES V (MID CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$211,681,092	$—	$1	$211,681,093
Convertible Preferred Stocks	—	—	180	180
Short Term Investments	8,281,650	—	—	8,281,650
Total	$219,962,742	$—	$181	$219,962,923

For the period ended June 30, 2016, there were no transfers between levels.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $199,002,684)	$219,962,922
Investments in affiliated issuers, at value (cost $2,571,575)	1
Total investments (cost $201,574,259)	219,962,923
Prepaid expenses	3,006
Receivables:
Securities sold	1,335,838
Dividends	332,120
Fund shares sold	25,823
Foreign taxes reclaim	5,224
Total assets	221,664,934

Liabilities:
Payable for:
Securities purchased	1,786,858
Management fees	135,528
Fund shares redeemed	88,814
Fund accounting/administration fees	17,167
Trustees' fees*	4,160
Transfer agent/maintenance fees	3,467
Miscellaneous	298,801
Total liabilities	2,334,795
Commitments and contingent liabilities (Note 15)	—
Net assets	$219,330,139

Net assets consist of:
Paid in capital	$179,464,666
Undistributed net investment income	4,136,420
Accumulated net realized gain on investments	17,340,389
Net unrealized appreciation on investments	18,388,664
Net assets	$219,330,139
Capital shares outstanding	3,072,866
Net asset value per share	$71.38

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from unaffiliated issuers (net of foreign withholding tax of $3,615)	$2,828,695
Interest	4,261
Other income	346
Total investment income	2,833,302

Expenses:
Management fees	774,180
Transfer agent/maintenance fees	12,581
Fund accounting/administration fees	98,062
Line of credit fees	17,363
Custodian fees	5,659
Trustees' fees*	1,603
Miscellaneous	77,636
Total expenses	987,084
Net investment income	1,846,218

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,694,829)
Net realized loss	(3,694,829)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	18,848,658
Net change in unrealized appreciation (depreciation)	18,848,658
Net realized and unrealized gain	15,153,829
Net increase in net assets resulting from operations	$17,000,047

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

SERIES V (MID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,846,218	$2,237,217
Net realized gain (loss) on investments	(3,694,829)	21,149,578
Net change in unrealized appreciation (depreciation) on investments	18,848,658	(39,178,946)
Net increase (decrease) in net assets resulting from operations	17,000,047	(15,792,151)

Distributions to shareholders from:
Net investment income	—	(1,461,676)
Net realized gains	—	(38,146,459)
Total distributions to shareholders	—	(39,608,135)

Capital share transactions:
Proceeds from sale of shares	9,921,218	6,517,513
Distributions reinvested	—	39,608,135
Cost of shares redeemed	(14,983,636)	(47,827,753)
Net decrease from capital share transactions	(5,062,418)	(1,702,105)
Net increase (decrease) in net assets	11,937,629	(57,102,391)

Net assets:
Beginning of period	207,392,510	264,494,901
End of period	$219,330,139	$207,392,510
Undistributed net investment income at end of period	$4,136,420	$2,290,202

Capital share activity:
Shares sold	143,903	84,460
Shares issued from reinvestment of distributions	—	558,963
Shares redeemed	(225,731)	(629,265)
Net increase (decrease) in shares	(81,828)	14,158

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$65.74	$84.22	$83.46	$62.60	$53.45	$57.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.60	.71	.53	.36	.25	.15
Net gain (loss) on investments (realized and unrealized)	5.04	(5.42)	.23	20.50	8.90	(4.48)
Total from investment operations	5.64	(4.71)	.76	20.86	9.15	(4.33)
Less distributions from:
Net investment income	—	(.51)	(—)[c]	—	—	—
Net realized gains	—	(13.26)	—	—	—	—
Total distributions	—	(13.77)	(—)[c]	—	—	—
Net asset value, end of period	$71.38	$65.74	$84.22	$83.46	$62.60	$53.45

Total Return[d]	8.60%	(6.79%)	0.91%	33.32%	17.12%	(7.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$219,330	$207,393	$264,495	$302,166	$249,806	$250,620
Ratios to average net assets:
Net investment income (loss)	1.79%	0.94%	0.62%	0.48%	0.43%	0.26%
Total expenses	0.96%	0.95%	0.93%	0.93%	0.93%	0.90%
Portfolio turnover rate	33%	50%	53%	22%	24%	28%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

FUND PROFILE (Unaudited)	June 30, 2016

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	27.8%
Guggenheim Variable Insurance Strategy Fund III	26.3%
Guggenheim Strategy Fund II	12.8%
Guggenheim Strategy Fund I	4.9%
STERIS plc	0.3%
WellCare Health Plans, Inc.	0.3%
United Natural Foods, Inc.	0.3%
HealthSouth Corp.	0.3%
Ciena Corp.	0.3%
National Storage Affiliates Trust	0.3%
Top Ten Total	73.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 20.0%

Consumer, Non-cyclical - 9.1%
STERIS plc	1,554	$106,838
WellCare Health Plans, Inc.*	953	102,237
United Natural Foods, Inc.*	2,043	95,612
HealthSouth Corp.	2,210	85,792
Molina Healthcare, Inc.*	1,597	79,690
Amsurg Corp. — Class A*	919	71,259
Deluxe Corp.	985	65,375
Dean Foods Co.	3,401	61,524
Vector Group Ltd.	2,662	59,682
B&G Foods, Inc.	1,160	55,912
Central Garden & Pet Co. — Class A*	2,566	55,708
Impax Laboratories, Inc.*	1,858	53,548
Prestige Brands Holdings, Inc.*	939	52,020
LivaNova plc*	1,008	50,632
Cardtronics, Inc.*	1,244	49,523
J&J Snack Foods Corp.	415	49,497
Neurocrine Biosciences, Inc.*	1,052	47,813
Travelport Worldwide Ltd.	3,704	47,745
Surgical Care Affiliates, Inc.*	1,000	47,670
AMN Healthcare Services, Inc.*	1,171	46,804
West Pharmaceutical Services, Inc.	610	46,287
ABIOMED, Inc.*	419	45,793
Cimpress N.V.*	494	45,685
USANA Health Sciences, Inc.*	404	45,018
Boston Beer Company, Inc. — Class A*	255	43,613
Seaboard Corp.*	15	43,060
Kite Pharma, Inc.*	840	42,000
On Assignment, Inc.*	1,107	40,904
TriNet Group, Inc.*	1,861	38,690
Wright Medical Group N.V.*	2,184	37,936
AMAG Pharmaceuticals, Inc.*	1,557	37,243
Euronet Worldwide, Inc.*	503	34,803
Diplomat Pharmacy, Inc.*	993	34,755
PAREXEL International Corp.*	549	34,521
Five Prime Therapeutics, Inc.*	831	34,362
Brink’s Co.	1,183	33,704
Myriad Genetics, Inc.*	1,086	33,232
Matthews International Corp. — Class A	589	32,772
Amedisys, Inc.*	636	32,105
Coca-Cola Bottling Company Consolidated	212	31,264
LHC Group, Inc.*	675	29,214
Chefs’ Warehouse, Inc.*	1,820	29,120
Cal-Maine Foods, Inc.	656	29,074
ACADIA Pharmaceuticals, Inc.*	877	28,467
Premier, Inc. — Class A*	863	28,220
Landauer, Inc.	672	27,660
Advisory Board Co.*	740	26,189
Huron Consulting Group, Inc.*	427	25,799
Medifast, Inc.	760	25,285
Acorda Therapeutics, Inc.*	923	23,541
Revlon, Inc. — Class A*	730	23,492
Team Health Holdings, Inc.*	571	23,223
Inovio Pharmaceuticals, Inc.*	2,502	23,118
FTI Consulting, Inc.*	563	22,903
Inter Parfums, Inc.	776	22,170
Natural Health Trends Corp.	749	21,114
Great Lakes Dredge & Dock Corp.*	4,787	20,871
Quidel Corp.*	1,153	20,593
Aduro Biotech, Inc.*	1,804	20,403
Meridian Bioscience, Inc.	1,044	20,358
BioSpecifics Technologies Corp.*	507	20,250
Haemonetics Corp.*	677	19,626
Providence Service Corp.*	437	19,613
Insys Therapeutics, Inc.*	1,486	19,229
SP Plus Corp.*	846	19,103
Intersect ENT, Inc.*	1,443	18,658
Genomic Health, Inc.*	700	18,127
Array BioPharma, Inc.*	5,031	17,910
Grand Canyon Education, Inc.*	440	17,565
Korn/Ferry International	828	17,140
ARC Document Solutions, Inc.*	4,388	17,069
Cempra, Inc.*	1,024	16,886
Insmed, Inc.*	1,664	16,407
Heron Therapeutics, Inc.*	888	16,028
Alliance HealthCare Services, Inc.*	2,556	15,949
Ultragenyx Pharmaceutical, Inc.*	321	15,700
Chimerix, Inc.*	3,868	15,201
Select Medical Holdings Corp.*	1,010	10,979
Infinity Pharmaceuticals, Inc.*	3,576	4,756
Total Consumer, Non-cyclical		2,859,638

Industrial - 2.9%
Belden, Inc.	1,098	66,286
Dycom Industries, Inc.*	626	56,190
Hillenbrand, Inc.	1,584	47,583
Hub Group, Inc. — Class A*	1,179	45,238
Moog, Inc. — Class A*	788	42,489
Swift Transportation Co. — Class A*	2,500	38,525
HEICO Corp.	575	38,416
Werner Enterprises, Inc.	1,511	34,708
Builders FirstSource, Inc.*	3,018	33,952
Rexnord Corp.*	1,534	30,113
Saia, Inc.*	1,161	29,188
NCI Building Systems, Inc.*	1,801	28,798
Kaman Corp.	676	28,744
Mueller Industries, Inc.	873	27,831
OSI Systems, Inc.*	478	27,786
Generac Holdings, Inc.*	772	26,989
Multi-Color Corp.	402	25,487
Albany International Corp. — Class A	626	24,996
Hyster-Yale Materials Handling, Inc.	412	24,510
ArcBest Corp.	1,457	23,676
Plexus Corp.*	546	23,587
Continental Building Products, Inc.*	1,055	23,453
XPO Logistics, Inc.*	893	23,450

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

Greenbrier Companies, Inc.	803	$23,391
Advanced Drainage Systems, Inc.	852	23,319
Headwaters, Inc.*	1,164	20,882
General Cable Corp.	1,531	19,459
Astronics Corp.*	570	18,958
Celadon Group, Inc.	2,168	17,713
Roadrunner Transportation Systems, Inc.*	2,208	16,472
Matson, Inc.	397	12,819
Total Industrial		925,008

Technology - 2.5%
Science Applications International Corp.	1,143	66,693
Syntel, Inc.*	1,250	56,575
Verint Systems, Inc.*	1,619	53,637
Qlik Technologies, Inc.*	1,813	53,629
Ambarella, Inc.*	967	49,132
Rambus, Inc.*	3,984	48,127
Guidewire Software, Inc.*	767	47,370
Proofpoint, Inc.*	734	46,308
Blackbaud, Inc.	644	43,728
BroadSoft, Inc.*	853	34,999
NetScout Systems, Inc.*	1,560	34,710
ACI Worldwide, Inc.*	1,766	34,455
CSG Systems International, Inc.	838	33,780
InvenSense, Inc. — Class A*	5,062	31,030
Microsemi Corp.*	877	28,661
Synaptics, Inc.*	465	24,994
Synchronoss Technologies, Inc.*	749	23,863
Cavium, Inc.*	559	21,577
Imperva, Inc.*	496	21,333
Quality Systems, Inc.	1,491	17,758
Unisys Corp.*	2,346	17,079
Total Technology		789,438

Consumer, Cyclical - 2.3%
Casey’s General Stores, Inc.	437	57,470
HNI Corp.	1,144	53,184
Steelcase, Inc. — Class A	3,746	50,833
Tenneco, Inc.*	1,087	50,665
Allegiant Travel Co. — Class A	331	50,146
Vail Resorts, Inc.	333	46,031
Boyd Gaming Corp.*	2,488	45,779
Tailored Brands, Inc.	2,341	29,637
Cooper-Standard Holding, Inc.*	335	26,462
Beacon Roofing Supply, Inc.*	580	26,373
Ascena Retail Group, Inc.*	3,712	25,947
National CineMedia, Inc.	1,661	25,712
Meritage Homes Corp.*	606	22,749
DineEquity, Inc.	263	22,297
H&E Equipment Services, Inc.	1,168	22,227
Penn National Gaming, Inc.*	1,569	21,888
Cheesecake Factory, Inc.	443	21,326
SeaWorld Entertainment, Inc.	1,382	19,804
Spirit Airlines, Inc.*	436	19,562
Express, Inc.*	1,317	19,110
Sportsman’s Warehouse Holdings, Inc.*	2,193	17,676
Hawaiian Holdings, Inc.*	459	17,424
Big Lots, Inc.	346	17,338
Sonic Corp.	636	17,204
Wabash National Corp.*	1,338	16,993
Total Consumer, Cyclical		743,837

Communications - 1.9%
Ciena Corp.*	4,482	84,037
Shutterstock, Inc.*	1,300	59,540
InterDigital, Inc.	918	51,113
ViaSat, Inc.*	699	49,909
Sinclair Broadcast Group, Inc. — Class A	1,605	47,925
Houghton Mifflin Harcourt Co.*	2,804	43,827
Infinera Corp.*	3,766	42,480
AVG Technologies N.V.*	1,786	33,916
CalAmp Corp.*	2,157	31,945
Gray Television, Inc.*	2,669	28,959
Stamps.com, Inc.*	305	26,663
ShoreTel, Inc.*	2,972	19,883
Extreme Networks, Inc.*	5,715	19,374
West Corp.	951	18,697
Ixia*	1,786	17,539
comScore, Inc.*	445	10,627
Total Communications		586,434

Financial - 0.7%
National Storage Affiliates Trust	4,000	83,280
Blackhawk Network Holdings, Inc.*	2,213	74,113
WageWorks, Inc.*	853	51,018
Total Financial		208,411

Basic Materials - 0.4%
Kaiser Aluminum Corp.	258	23,326
Quaker Chemical Corp.	255	22,745
US Silica Holdings, Inc.	659	22,716
Minerals Technologies, Inc.	383	21,754
A. Schulman, Inc.	873	21,319
Ferroglobe plc	2,172	18,701
Total Basic Materials		130,561

Energy - 0.2%
SemGroup Corp. — Class A	588	19,146
Western Refining, Inc.	883	18,216
Panhandle Oil and Gas, Inc. — Class A	982	16,370
Total Energy		53,732

Total Common Stocks
(Cost $6,506,104)		6,297,059

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value

MUTUAL FUNDS† - 71.8%
Guggenheim Strategy Fund III[1]	353,385	$8,760,411
Guggenheim Variable Insurance Strategy Fund III[1]	334,481	8,291,793
Guggenheim Strategy Fund II1	162,078	4,021,160
Guggenheim Strategy Fund I1	61,775	1,538,826
Total Mutual Funds
(Cost $22,704,642)		22,612,190

SHORT TERM INVESTMENTS† - 4.2%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]	1,333,505	1,333,505
Total Short Term Investments
(Cost $1,333,505)		1,333,505

Total Investments - 96.0%
(Cost $30,544,251)		$30,242,754
Other Assets & Liabilities, net - 4.0%		1,247,090
Total Net Assets - 100.0%		$31,489,844

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $596,960)	4	$6,207
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $459,120)	4	1,407
(Total Aggregate Value of Contracts $1,056,080)		$7,614

Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank October 2016 Russell 2000 Growth Index Swap 0.18%[3], Terminating 10/05/16 (Notional Value $24,000,113)	34,629	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
[3]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,297,059	$—	$—	$—	$—	$6,297,059
Equity Futures Contracts	—	7,614	—	—	—	7,614
Equity Index Swap Agreements	—	—	—	—	—	—
Mutual Funds	22,612,190	—	—	—	—	22,612,190
Short Term Investments	1,333,505	—	—	—	—	1,333,505
Total	$30,242,754	$7,614	$—	$—	$—	$30,250,368

*	Other financial instruments include futures contracts or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $7,839,609)	$7,630,564
Investments in affiliated issuers, at value (cost $22,704,642)	22,612,190
Total investments (cost $30,544,251)	30,242,754
Segregated cash with broker	1,376,400
Cash	2,001
Prepaid expenses	450
Receivables:
Securities sold	648,487
Dividends	49,879
Variation margin	18,640
Fund shares sold	2,763
Total assets	32,341,374

Liabilities:
Payable for:
Swap settlement	561,462
Securities purchased	205,926
Fund shares redeemed	24,151
Management fees	22,208
Transfer agent/maintenance fees	4,037
Fund accounting/administration fees	2,482
Trustees’ fees*	654
Miscellaneous	30,610
Total liabilities	851,530
Commitments and contingent liabilities (Note 15)	—
Net assets	$31,489,844

Net assets consist of:
Paid in capital	$35,139,533
Undistributed net investment income	247,583
Accumulated net realized loss on investments	(3,603,389)
Net unrealized depreciation on investments	(293,883)
Net assets	$31,489,844
Capital shares outstanding	1,024,599
Net asset value per share	$30.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$279,315
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $29)	24,922
Total investment income	304,237

Expenses:
Management fees	130,788
Transfer agent/maintenance fees	12,554
Fund accounting/administration fees	14,617
Custodian fees	3,172
Line of credit fees	2,825
Trustees’ fees*	1,875
Miscellaneous	17,799
Total expenses	183,630
Net investment income	120,607

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(272,435)
Investments in affiliated issuers	(27,012)
Swap agreements	(2,132,640)
Futures contracts	(45,167)
Net realized loss	(2,477,254)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	190,588
Investments in affiliated issuers	18,597
Swap agreements	1,499,935
Futures contracts	(15,192)
Net change in unrealized appreciation (depreciation)	1,693,928
Net realized and unrealized loss	(783,326)
Net decrease in net assets resulting from operations	$(662,719)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$120,607	$121,740
Net realized gain (loss) on investments	(2,477,254)	3,256,356
Net change in unrealized appreciation (depreciation) on investments	1,693,928	(3,843,105)
Net decrease in net assets resulting from operations	(662,719)	(465,009)

Distributions to shareholders from:
Net investment income	—	(304,934)
Net realized gains	—	(109,624)
Total distributions to shareholders	—	(414,558)

Capital share transactions:
Proceeds from sale of shares	766,901	9,712,517
Distributions reinvested	—	414,558
Cost of shares redeemed	(7,215,287)	(7,651,877)
Net increase (decrease) from capital share transactions	(6,448,386)	2,475,198
Net increase (decrease) in net assets	(7,111,105)	1,595,631

Net assets:
Beginning of period	38,600,949	37,005,318
End of period	$31,489,844	$38,600,949
Undistributed net investment income at end of period	$247,583	$126,976

Capital share activity:
Shares sold	26,038	301,844
Shares issued from reinvestment of distributions	—	11,855
Shares redeemed	(245,395)	(234,673)
Net increase (decrease) in shares	(219,357)	79,026

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$31.03	$31.77	$29.20	$20.66	$18.52	$18.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.10	.22	(.05)	(.11)	(.12)
Net gain (loss) on investments (realized and unrealized)	(.41)	(.47)	2.35	8.59	2.25	(.25)
Total from investment operations	(.30)	(.37)	2.57	8.54	2.14	(.37)
Less distributions from:
Net investment income	—	(.27)	—	—	—	—
Net realized gains	—	(.10)	—	—	—	—
Total distributions	—	(.37)	—	—	—	—
Net asset value, end of period	$30.73	$31.03	$31.77	$29.20	$20.66	$18.52

Total Return[c]	(0.93%)	(1.29%)	8.80%	41.34%	11.56%	(1.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,490	$38,601	$37,005	$38,586	$32,037	$35,711
Ratios to average net assets:
Net investment income (loss)	0.78%	0.32%	0.74%	(0.21%)	(0.56%)	(0.63%)
Total expenses[d]	1.19%	1.21%	1.26%	1.23%	1.14%	1.08%
Net expenses	1.19%	1.21%	1.24%[e]	1.23%	1.14%	1.08%
Portfolio turnover rate	33%	79%	102%	255%	72%	91%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	24.7%
Guggenheim Strategy Fund III	24.2%
Guggenheim Variable Insurance Strategy Fund III	22.0%
Guggenheim Strategy Fund I	5.8%
Apple, Inc.	1.0%
Microsoft Corp.	0.5%
Alphabet, Inc. — Class C	0.5%
PepsiCo, Inc.	0.4%
Comcast Corp. — Class A	0.4%
UnitedHealth Group, Inc.	0.4%
Top Ten Total	79.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 15.7%

Consumer, Non-cyclical - 5.7%
PepsiCo, Inc.	1,436	$152,130
UnitedHealth Group, Inc.	958	135,270
Amgen, Inc.	804	122,328
Gilead Sciences, Inc.	1,456	121,460
AbbVie, Inc.	1,875	116,082
Johnson & Johnson	733	88,913
Express Scripts Holding Co.*	1,089	82,546
Kroger Co.	2,224	81,821
Becton Dickinson and Co.	478	81,064
Kimberly-Clark Corp.	541	74,377
McKesson Corp.	390	72,794
Cardinal Health, Inc.	929	72,471
Merck & Company, Inc.	1,245	71,724
Thermo Fisher Scientific, Inc.	469	69,299
Danaher Corp.	673	67,973
Allergan plc*	276	63,781
General Mills, Inc.	890	63,475
Alexion Pharmaceuticals, Inc.*	516	60,248
HCA Holdings, Inc.*	775	59,683
Zimmer Biomet Holdings, Inc.	494	59,468
Sysco Corp.	1,100	55,814
Biogen, Inc.*	220	53,200
Boston Scientific Corp.*	2,255	52,699
Intuitive Surgical, Inc.*	77	50,929
Altria Group, Inc.	634	43,721
Tyson Foods, Inc. — Class A	642	42,879
Coca-Cola Co.	896	40,616
Celgene Corp.*	274	27,025
Cigna Corp.	170	21,758
Kraft Heinz Co.	215	19,023
Bristol-Myers Squibb Co.	246	18,093
Total Consumer, Non-cyclical		2,142,664

Communications - 2.7%
Alphabet, Inc. — Class C*	247	170,949
Comcast Corp. — Class A	2,209	144,005
Verizon Communications, Inc.	2,131	118,995
Amazon.com, Inc.*	156	111,636
Walt Disney Co.	901	88,135
AT&T, Inc.	2,030	87,716
Facebook, Inc. — Class A*	735	83,996
Time Warner, Inc.	1,025	75,378
eBay, Inc.*	2,716	63,582
Twenty-First Century Fox, Inc. — Class B	2,226	60,659
Charter Communications, Inc. — Class A*	81	18,520
Total Communications		1,023,571

Technology - 2.7%
Apple, Inc.	3,894	372,266
Microsoft Corp.	3,682	188,408
Oracle Corp.	2,560	104,781
International Business Machines Corp.	672	101,996
Intel Corp.	2,078	68,159
QUALCOMM, Inc.	1,219	65,302
VMware, Inc. — Class A*	733	41,942
Texas Instruments, Inc.	616	38,592
Broadcom Ltd.	130	20,202
Total Technology		1,001,648

Industrial - 2.3%
Boeing Co.	853	110,780
United Parcel Service, Inc. — Class B	976	105,135
Union Pacific Corp.	1,196	104,351
Lockheed Martin Corp.	366	90,830
Emerson Electric Co.	1,424	74,276
Caterpillar, Inc.	887	67,243
Waste Management, Inc.	1,001	66,336
FedEx Corp.	416	63,140
CSX Corp.	2,400	62,592
Honeywell International, Inc.	472	54,903
Northrop Grumman Corp.	142	31,564
General Dynamics Corp.	207	28,823
3M Co.	112	19,613
Total Industrial		879,586

Consumer, Cyclical - 1.4%
CVS Health Corp.	1,211	115,942
Lowe’s Companies, Inc.	1,033	81,782
Walgreens Boots Alliance, Inc.	844	70,280
Southwest Airlines Co.	1,358	53,247
Delta Air Lines, Inc.	1,393	50,747
Home Depot, Inc.	394	50,310
Target Corp.	636	44,406
American Airlines Group, Inc.	1,122	31,764
DR Horton, Inc.	586	18,447
McDonald’s Corp.	136	16,366
Total Consumer, Cyclical		533,291

Financial - 0.5%
Charles Schwab Corp.	2,407	60,921
Bank of New York Mellon Corp.	1,488	57,809
American Express Co.	540	32,810
Visa, Inc. — Class A	359	26,627
Total Financial		178,167

Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	943	70,178
PPG Industries, Inc.	166	17,289
Monsanto Co.	159	16,442
Total Basic Materials		103,909

Energy - 0.1%
Schlumberger Ltd.	220	17,397
EOG Resources, Inc.	183	15,266

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value

Williams Companies, Inc.*	673	$14,557
Total Energy		47,220

Total Common Stocks
(Cost $5,734,179)		5,910,056

MUTUAL FUNDS† - 76.7%
Guggenheim Strategy Fund II1	376,131	9,331,818
Guggenheim Strategy Fund III[1]	367,680	9,114,779
Guggenheim Variable Insurance Strategy Fund III[1]	334,038	8,280,801
Guggenheim Strategy Fund I1	87,992	2,191,892
Total Mutual Funds
(Cost $29,022,605)		28,919,290

SHORT TERM INVESTMENTS† - 4.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.16%[2]		1,835,588
Total Short Term Investments
(Cost $1,835,588)		1,835,588

Total Investments - 97.3%
(Cost $36,592,372)		$36,664,934
Other Assets & Liabilities, net - 2.7%		1,025,181
Total Net Assets - 100.0%		$37,690,115

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $835,200)	8	$3,055
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $352,460)	4	(510)
(Total Aggregate Value of Contracts $1,187,660)		$2,545

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$5,910,056	$—	$—	$—	$5,910,056
Equity Futures Contracts	—	3,055	—	—	3,055
Mutual Funds	28,919,290	—	—	—	28,919,290
Short Term Investments	1,835,588	—	—	—	1,835,588
Total	$36,664,934	$3,055	$—	$—	$36,667,989

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	$—	$510	$—	$—	$510

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $7,569,767)	$7,745,644
Investments in affiliated issuers, at value (cost $29,022,605)	28,919,290
Total investments (cost $36,592,372)	36,664,934
Segregated cash with broker	907,600
Prepaid expenses	452
Receivables:
Securities sold	470,000
Dividends	61,271
Fund shares sold	15,975
Variation margin	4,258
Total assets	38,124,490

Liabilities:
Payable for:
Swap settlement	303,659
Securities purchased	57,163
Management fees	23,544
Transfer agent/maintenance fees	4,123
Fund accounting/administration fees	2,982
Trustees’ fees*	1,509
Fund shares redeemed	610
Miscellaneous	40,785
Total liabilities	434,375
Commitments and contingent liabilities (Note 15)	—
Net assets	$37,690,115

Net assets consist of:
Paid in capital	$39,266,103
Undistributed net investment income	410,515
Accumulated net realized loss on investments	(2,061,610)
Net unrealized appreciation on investments	75,107
Net assets	$37,690,115
Capital shares outstanding	2,451,043
Net asset value per share	$15.38

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$335,812
Dividends from securities of unaffiliated issuers	58,789
Interest	556
Total investment income	395,157

Expenses:
Management fees	140,196
Transfer agent/maintenance fees	12,508
Fund accounting/administration fees	17,758
Line of credit fees	2,788
Trustees’ fees*	1,666
Custodian fees	18
Miscellaneous	11,080
Total expenses	186,014
Net investment income	209,143

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	97,205
Investments in affiliated issuers	(8,472)
Swap agreements	(198,082)
Futures contracts	(111,993)
Net realized loss	(221,342)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,158)
Investments in affiliated issuers	7,611
Swap agreements	553,175
Futures contracts	(12,067)
Net change in unrealized appreciation (depreciation)	545,561
Net realized and unrealized gain	324,219
Net increase in net assets resulting from operations	$533,362

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$209,143	$198,923
Net realized gain (loss) on investments	(221,342)	2,975,808
Net change in unrealized appreciation (depreciation) on investments	545,561	(1,215,217)
Net increase in net assets resulting from operations	533,362	1,959,514

Distributions to shareholders from:
Net investment income	—	(392,674)
Net realized gains	—	(2,676,505)
Total distributions to shareholders	—	(3,069,179)

Capital share transactions:
Proceeds from sale of shares	2,425,043	9,360,101
Distributions reinvested	—	3,069,179
Cost of shares redeemed	(5,446,773)	(8,083,305)
Net increase (decrease) from capital share transactions	(3,021,730)	4,345,975
Net increase (decrease) in net assets	(2,488,368)	3,236,310

Net assets:
Beginning of period	40,178,483	36,942,173
End of period	$37,690,115	$40,178,483
Undistributed net investment income at end of period	$410,515	$201,372

Capital share activity:
Shares sold	161,606	604,897
Shares issued from reinvestment of distributions	—	200,338
Shares redeemed	(369,404)	(517,974)
Net increase (decrease) in shares	(207,798)	287,261

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$15.11	$15.58	$13.52	$10.54	$9.52	$9.95
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.08	.15	.04	.07	.02
Net gain (loss) on investments (realized and unrealized)	.19	.79	1.91	2.94	.95	(.45)
Total from investment operations	.27	.87	2.06	2.98	1.02	(.43)
Less distributions from:
Net investment income	—	(.17)	—	—	—	—
Net realized gains	—	(1.17)	—	—	—	—
Total distributions	—	(1.34)	—	—	—	—
Net asset value, end of period	$15.38	$15.11	$15.58	$13.52	$10.54	$9.52

Total Return[c]	1.79%	5.49%	15.24%	28.27%	10.71%	(4.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,690	$40,178	$36,942	$40,417	$36,244	$38,130
Ratios to average net assets:
Net investment income (loss)	1.12%	0.52%	1.05%	0.33%	0.63%	0.20%
Total expenses[d]	1.00%	1.15%	1.18%	1.10%	1.01%	0.98%
Net expenses	1.00%	1.15%	1.16%[e]	1.10%	1.01%	0.98%
Portfolio turnover rate	22%	65%	96%	247%	187%	153%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	1.6%
Intel Corp.	1.4%
Verizon Communications, Inc.	1.3%
AbbVie, Inc.	1.3%
Wal-Mart Stores, Inc.	1.3%
Tyson Foods, Inc. — Class A	1.2%
Ingredion, Inc.	1.2%
FirstEnergy Corp.	1.2%
NextEra Energy, Inc.	1.1%
Southwest Airlines Co.	1.1%
Top Ten Total	12.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

COMMON STOCKS† - 96.5%

Consumer, Non-cyclical - 27.5%
AbbVie, Inc.[1]	2,685	$166,228
Tyson Foods, Inc. — Class A1	2,304	153,884
Ingredion, Inc.[2]	1,168	151,150
Sanderson Farms, Inc.[2]	1,473	127,621
Flowers Foods, Inc.	6,638	124,463
HCA Holdings, Inc.*	1,614	124,294
Dr Pepper Snapple Group, Inc.	1,154	111,511
United Therapeutics Corp.*,[2]	1,041	110,262
AmerisourceBergen Corp. — Class A	1,382	109,620
Laboratory Corporation of America Holdings*	825	107,472
ManpowerGroup, Inc.[2]	1,658	106,676
Cal-Maine Foods, Inc.[2]	2,403	106,501
Quest Diagnostics, Inc.[2]	1,259	102,495
Dean Foods Co.[2]	5,099	92,241
MEDNAX, Inc.*	1,252	90,682
Darling Ingredients, Inc.*,2	6,054	90,205
United Natural Foods, Inc.*	1,881	88,031
Express Scripts Holding Co.*,1	1,122	85,048
Pfizer, Inc.	2,335	82,215
Johnson & Johnson	677	82,120
Merck & Company, Inc.	1,415	81,518
Post Holdings, Inc.*	973	80,457
DaVita HealthCare Partners, Inc.*	978	75,619
Owens & Minor, Inc.	1,907	71,284
Total System Services, Inc.	1,251	66,441
Charles River Laboratories International, Inc.*	788	64,963
Cambrex Corp.*	1,235	63,887
LifePoint Health, Inc.*	936	61,186
SpartanNash Co.	1,884	57,613
Universal Corp.	963	55,604
Cardtronics, Inc.*	1,288	51,275
Sysco Corp.	991	50,283
ResMed, Inc.	793	50,141
Magellan Health, Inc.*	706	46,434
Deluxe Corp.[2]	692	45,928
Kimberly-Clark Corp.	334	45,918
Robert Half International, Inc.	1,188	45,334
Avery Dennison Corp.	596	44,551
VCA, Inc.*,2	644	43,541
SUPERVALU, Inc.*,2	8,878	41,904
Chemed Corp.[2]	304	41,438
JM Smucker Co.[1]	268	40,846
Air Methods Corp.*,2	1,136	40,703
Baxter International, Inc.	893	40,381
Becton Dickinson and Co.	237	40,193
Total Consumer, Non-cyclical		3,560,161

INDUSTRIAL - 13.9%
Harris Corp.	1,403	117,066
Huntington Ingalls Industries, Inc.[2]	600	100,818
Fluor Corp.	1,852	91,267
Avnet, Inc.[2]	2,169	87,866
Arrow Electronics, Inc.*,2	1,367	84,617
WestRock Co.	2,075	80,655
ITT, Inc.	2,131	68,150
Tech Data Corp.*	896	64,378
AECOM*,2	1,866	59,283
Boeing Co.[1]	452	58,701
Vishay Intertechnology, Inc.[2]	4,621	57,254
KBR, Inc.[2]	4,192	55,502
Sanmina Corp.*	2,058	55,175
Crane Co.[2]	966	54,792
Methode Electronics, Inc.	1,585	54,255
Waters Corp.*	373	52,462
Keysight Technologies, Inc.*	1,671	48,609
CSX Corp.[2]	1,856	48,404
Saia, Inc.*	1,892	47,566
Barnes Group, Inc.[2]	1,388	45,971
Federal Signal Corp.[2]	3,482	44,848
Knight Transportation, Inc.	1,687	44,841
Timken Co.[2]	1,444	44,273
Mueller Industries, Inc.	1,384	44,122
Trinity Industries, Inc.[2]	2,351	43,658
Applied Industrial Technologies, Inc.	959	43,289
Briggs & Stratton Corp.[2]	2,015	42,678
United Parcel Service, Inc. — Class B	379	40,826
ArcBest Corp.[2]	2,505	40,706
Werner Enterprises, Inc.[2]	1,752	40,243
Expeditors International of Washington, Inc.	807	39,575
Total Industrial		1,801,850

Consumer, Cyclical - 12.9%
Wal-Mart Stores, Inc.[1]	2,262	165,170
Southwest Airlines Co.	3,563	139,705
CVS Health Corp.[2]	1,403	134,324
UniFirst Corp.[2]	1,062	122,895
American Airlines Group, Inc.[2]	3,511	99,396
Foot Locker, Inc.	1,521	83,442
Alaska Air Group, Inc.	1,343	78,283
Walgreens Boots Alliance, Inc.1	927	77,191
Target Corp.	951	66,399
Thor Industries, Inc.[2]	994	64,352
United Continental Holdings, Inc.*	1,478	60,657
JetBlue Airways Corp.*	3,648	60,411
Delta Air Lines, Inc.	1,617	58,907
Scotts Miracle-Gro Co. — Class A	767	53,621
Spirit Airlines, Inc.*	1,139	51,107
Allegiant Travel Co. — Class A	323	48,935
PACCAR, Inc.[1]	862	44,712
Macy's, Inc.	1,291	43,391
Nordstrom, Inc.	1,083	41,208
WW Grainger, Inc.	179	40,678
Brinker International, Inc.	858	39,065
Cooper-Standard Holding, Inc.*	468	36,967
Dana Holding Corp.[2]	3,470	36,644

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

Lear Corp.	344	$35,005
Total Consumer, Cyclical		1,682,465

Technology - 11.9%
Intel Corp.[1]	5,624	184,467
Apple, Inc.[1]	1,454	139,002
Oracle Corp.	3,071	125,696
International Business Machines Corp.[1]	717	108,827
CA, Inc.[2]	3,313	108,766
HP, Inc.[1]	8,410	105,546
Tessera Technologies, Inc.	2,578	78,990
NetApp, Inc.	3,181	78,221
Convergys Corp.[2]	2,944	73,600
Skyworks Solutions, Inc.	1,096	69,355
Cirrus Logic, Inc.*,2	1,574	61,055
Brocade Communications Systems, Inc.	6,158	56,530
Texas Instruments, Inc.[1]	749	46,925
CACI International, Inc. — Class A*,2	519	46,923
Sykes Enterprises, Inc.*	1,578	45,699
Mentor Graphics Corp.	2,027	43,094
Science Applications International Corp.	738	43,062
Allscripts Healthcare Solutions, Inc.*,2	3,288	41,758
Cabot Microelectronics Corp.[2]	983	41,620
Icad, Inc.*,2	6,869	35,856
Total Technology		1,534,992

Communications - 10.4%
AT&T, Inc.[1]	4,923	212,722
Verizon Communications, Inc.[1]	3,030	169,195
Juniper Networks, Inc.	5,604	126,034
eBay, Inc.*,1	4,561	106,773
Motorola Solutions, Inc.	1,316	86,817
Level 3 Communications, Inc.*	1,486	76,514
Discovery Communications, Inc. — Class A*	2,997	75,614
Viacom, Inc. — Class B1	1,776	73,651
Comcast Corp. — Class A	1,096	71,448
VeriSign, Inc.*	787	68,044
Time Warner, Inc.[2]	856	62,950
AMC Networks, Inc. — Class A*,2	938	56,674
Walt Disney Co.	476	46,562
Frontier Communications Corp.	9,269	45,789
General Communication, Inc. — Class A*	2,776	43,861
Ciena Corp.*	1,870	35,063
Total Communications		1,357,711

Financial - 8.9%
Prudential Financial, Inc.[1]	1,541	109,936
Aflac, Inc.[1]	1,165	84,066
Interactive Brokers Group, Inc. — Class A	2,180	77,172
MetLife, Inc.[1]	1,763	70,221
Franklin Resources, Inc.[1]	1,808	60,333
Selective Insurance Group, Inc.	1,534	58,614
Old Republic International Corp.[2]	3,015	58,159
American Financial Group, Inc.	724	53,525
Aspen Insurance Holdings Ltd.[2]	1,134	52,595
Brixmor Property Group, Inc.	1,979	52,364
Hanover Insurance Group, Inc.[2]	578	48,910
American Express Co.	784	47,635
Bank of America Corp.[1]	3,568	47,347
Healthcare Realty Trust, Inc.	1,329	46,502
CNO Financial Group, Inc.[2]	2,313	40,385
Waddell & Reed Financial, Inc. — Class A2	2,259	38,900
Discover Financial Services	706	37,835
Bank of New York Mellon Corp.	964	37,451
Unum Group	1,140	36,241
Ameriprise Financial, Inc.	400	35,940
Invesco Ltd.	1,320	33,713
National Storage Affiliates Trust	1,320	27,482
Irish Bank Resolution Corporation Ltd.†††	16,638	—
Total Financial		1,155,326

Utilities - 7.5%
FirstEnergy Corp.[2]	4,303	150,217
NextEra Energy, Inc.	1,086	141,615
Ameren Corp.[2]	2,227	119,323
Edison International	1,524	118,369
UGI Corp.	2,457	111,180
Southwest Gas Corp.	1,240	97,600
American Electric Power Company, Inc.[2]	1,059	74,225
OGE Energy Corp.	1,870	61,243
Pinnacle West Capital Corp.	719	58,282
Duke Energy Corp.	545	46,756
Total Utilities		978,810

Basic Materials - 2.7%
Mosaic Co.	3,313	86,734
Eastman Chemical Co.	1,177	79,918
International Paper Co.	1,629	69,037
Nucor Corp.	1,219	60,231
PPG Industries, Inc.	539	56,137
Total Basic Materials		352,057

Energy - 0.8%
Pioneer Natural Resources Co.	346	52,319
Valero Energy Corp.	993	50,643
Total Energy		102,962

Total Common Stocks
(Cost $12,162,689)		12,526,334

SHORT TERM INVESTMENTS† - 1.7%
Goldman Sachs Financial Square Treasury Instruments Fund 0.19%[3]	220,432	220,432
Total Short Term Investments
(Cost $220,432)		220,432

Total Investments - 98.2%
(Cost $12,383,121)		$12,746,766

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

COMMON STOCKS SOLD SHORT† - (22.9)%
Communications - (0.8)%
Amazon.com, Inc.*	152	$(108,774)

Industrial - (1.3)%
EnPro Industries, Inc.	1,120	(49,717)
Louisiana-Pacific Corp.*	6,471	(112,272)
Total Industrial		(161,989)

Consumer, Non-cyclical - (1.8)%
Acorda Therapeutics, Inc.*	1,556	(39,686)
Cantel Medical Corp.	614	(42,200)
Monro Muffler Brake, Inc.	763	(48,496)
Vertex Pharmaceuticals, Inc.*	1,217	(104,686)
Total Consumer, Non-cyclical		(235,068)

Technology - (3.1)%
Red Hat, Inc.*	636	(46,174)
CommVault Systems, Inc.*	1,095	(47,293)
Ultimate Software Group, Inc.*	244	(51,311)
Silicon Laboratories, Inc.*	1,096	(53,419)
Medidata Solutions, Inc.*	1,485	(69,602)
Cypress Semiconductor Corp.	11,462	(120,924)
Total Technology		(388,723)

Consumer, Cyclical - (3.4)%
LKQ Corp.*	881	(27,928)
Regis Corp.*	2,880	(35,856)
Motorcar Parts of America, Inc.*	1,418	(38,541)
Popeyes Louisiana Kitchen, Inc.*	749	(40,925)
Sonic Automotive, Inc. — Class A	2,516	(43,049)
Callaway Golf Co.	4,505	(45,996)
Mobile Mini, Inc.	1,446	(50,089)
Papa John's International, Inc.	759	(51,613)
Pool Corp.	584	(54,913)
Crocs, Inc.*	4,871	(54,945)
Total Consumer, Cyclical		(443,855)

Basic Materials - (3.8)%
HB Fuller Co.	825	(36,292)
Compass Minerals International, Inc.	507	(37,614)
NewMarket Corp.	113	(46,825)
Sensient Technologies Corp.	1,088	(77,291)
Worthington Industries, Inc.	1,968	(83,247)
Royal Gold, Inc.	2,992	(215,483)
Total Basic Materials		(496,752)

Financial - (8.7)%
Northfield Bancorp, Inc.	2,475	(36,706)
Pennsylvania Real Estate Investment Trust	1,860	(39,897)
Safety Insurance Group, Inc.	648	(39,904)
FNB Corp.	3,185	(39,940)
Sovran Self Storage, Inc.	388	(40,709)
Morgan Stanley	1,649	(42,841)
Community Bank System, Inc.	1,045	(42,939)
American Assets Trust, Inc.	1,030	(43,713)
Glacier Bancorp, Inc.	1,794	(47,685)
Webster Financial Corp.	1,426	(48,413)
Liberty Property Trust	1,239	(49,213)
Associated Banc-Corp.	3,065	(52,565)
EastGroup Properties, Inc.	863	(59,478)
Retail Opportunity Investments Corp.	2,981	(64,598)
Assurant, Inc.	765	(66,027)
Camden Property Trust	775	(68,526)
Boston Properties, Inc.	521	(68,720)
Federal Realty Investment Trust	469	(77,643)
Valley National Bancorp	9,241	(84,277)
Alexandria Real Estate Equities, Inc.	1,079	(111,697)
Total Financial		(1,125,491)

Total Common Stocks Sold Short
(Proceeds $2,719,641)		(2,960,652)
Total Securities Sold Short - (22.9)%
(Proceeds $2,719,641)		$(2,960,652)

Other Assets & Liabilities, net - 24.7%		3,210,286
Total Net Assets - 100.0%		$12,996,400

Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley February 2017 Alpha Opportunity Long Custom Basket Swap 0.45%[5], Terminating 02/03/17 (Notional Value $9,807,476)	$300,013

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley February 2017 Alpha Opportunity Short Custom Basket Swap 0.41%[4], Terminating 02/03/17 (Notional Value $9,898,945)	$(683,410)

	Shares

CUSTOM BASKET OF LONG SECURITIES
WellCare Health Plans, Inc.*	1,334	$40,551
Energizer Holdings, Inc.	1,933	34,742
Cisco Systems, Inc.	5,136	24,060
UnitedHealth Group, Inc.	828	20,998
Archer-Daniels-Midland Co.	2,579	19,045
CenturyLink, Inc.	5,456	18,049
InterDigital, Inc.	1,582	16,493
QUALCOMM, Inc.	1,977	15,328

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Unrealized Gain (Loss)

Telephone & Data Systems, Inc.	2,456	$14,605
Universal Health Services, Inc. — Class B	783	14,164
Consolidated Edison, Inc.	2,092	12,961
McKesson Corp.	474	12,860
Travelers Companies, Inc.	1,049	10,659
CenterPoint Energy, Inc.	3,224	10,604
Hartford Financial Services Group, Inc.	2,207	10,404
Cummins, Inc.	479	9,841
SYNNEX Corp.	977	9,754
Public Service Enterprise Group, Inc.	1,755	9,031
Principal Financial Group, Inc.	1,456	8,058
WR Berkley Corp.	746	7,199
Carlisle Companies, Inc.	604	6,330
Allstate Corp.	824	5,960
DST Systems, Inc.	635	5,879
Dick's Sporting Goods, Inc.	950	5,455
Western Union Co.	4,834	5,365
JPMorgan Chase & Co.	1,039	5,083
Amsurg Corp. — Class A*	1,015	4,448
Mallinckrodt plc*	1,375	4,419
EMCOR Group, Inc.	1,333	3,978
ConAgra Foods, Inc.	1,306	3,879
Progressive Corp.	2,664	3,515
PG&E Corp.	778	3,421
PepsiCo, Inc.	564	3,332
Teradyne, Inc.	5,432	3,054
Procter & Gamble Co.	849	2,662
Hormel Foods Corp.	1,212	2,321
Snap-on, Inc.	259	2,232
Great Plains Energy, Inc.	2,371	2,208
Everest Re Group Ltd.	739	1,847
ATN International, Inc.	923	1,471
Amgen, Inc.	740	1,307
Microsoft Corp.	1,845	1,187
Scripps Networks Interactive, Inc. — Class A	1,771	905
Teradata Corp.*	1,663	829
Citigroup, Inc.	1,383	569
Xerox Corp.	12,651	551
Lincoln National Corp.	1,286	267
Equity Residential	806	(52)
Hologic, Inc.*	2,432	(254)
Gilead Sciences, Inc.	2,212	(497)
IPG Photonics Corp.*	732	(743)
Cardinal Health, Inc.	1,818	(1,270)
Pitney Bowes, Inc.	2,243	(1,857)
Cognizant Technology Solutions Corp. — Class A*	1,103	(1,891)
Ford Motor Co.	5,539	(3,527)
Michael Kors Holdings Ltd.*	1,420	(3,610)
Goodyear Tire & Rubber Co.	1,450	(4,074)
Synchrony Financial*	2,024	(4,716)
Kroger Co.	3,357	(5,801)
LyondellBasell Industries N.V. — Class A	1,555	(7,048)
Molina Healthcare, Inc.*	2,123	(8,183)
Biogen, Inc.*	487	(12,283)
Delta Air Lines, Inc.	2,192	(12,806)
United Continental Holdings, Inc.*	2,605	(14,466)
First Solar, Inc.*	1,294	(22,678)
Total Custom Basket of Long Securities		296,127

CUSTOM BASKET OF SHORT SECURITIES
Hanesbrands, Inc.	(2,929)	17,123
Cree, Inc.*	(1,779)	9,701
United States Steel Corp.	(6,012)	7,936
Stericycle, Inc.*	(640)	7,654
Sotheby's	(1,619)	7,178
Goldman Sachs Group, Inc.	(1,008)	7,062
Autodesk, Inc.*	(3,457)	6,328
Bank of the Ozarks, Inc.	(1,131)	6,256
Toll Brothers, Inc.*	(3,187)	4,984
Twenty-First Century Fox, Inc. — Class A	(2,101)	4,674
American International Group, Inc.	(2,241)	4,573
AutoNation, Inc.*	(961)	4,217
Tangoe, Inc.*	(6,086)	3,945
New York Community Bancorp, Inc.	(11,058)	3,321
Tempur Sealy International, Inc.*	(780)	3,008
Nielsen Holdings plc	(1,261)	2,979
Allergan plc*	(281)	2,755
TripAdvisor, Inc.*	(1,436)	2,572
Harman International Industries, Inc.	(519)	2,475
Trimble Navigation Ltd.*	(1,525)	2,428
Priceline Group, Inc.*	(35)	2,426
Mattel, Inc.	(2,346)	2,352
Nektar Therapeutics*	(4,933)	2,110
Cheesecake Factory, Inc.	(788)	2,064
Orbital ATK, Inc.	(444)	1,839
VF Corp.	(1,322)	1,697
Expedia, Inc.	(256)	1,657
Donaldson Company, Inc.	(1,150)	1,522
Illinois Tool Works, Inc.	(391)	1,519
Interpublic Group of Companies, Inc.	(1,650)	1,477
Electronics for Imaging, Inc.*	(1,023)	1,206
Netflix, Inc.*	(1,112)	858
Under Armour, Inc. — Class A*	(2,126)	836
Intercontinental Exchange, Inc.	(152)	792
Hasbro, Inc.	(828)	750
Pentair plc	(671)	668
Domino's Pizza, Inc.	(328)	613
Acuity Brands, Inc.	(157)	588
Gartner, Inc.*	(526)	267
PPL Corp.	(1,639)	233
Chipotle Mexican Grill, Inc. — Class A*	(108)	206
BB&T Corp.	(1,089)	86
Corning, Inc.	(3,545)	11
Navient Corp.	(3,160)	(78)
NIKE, Inc. — Class B	(923)	(109)
L-3 Communications Holdings, Inc.	(271)	(109)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Unrealized Loss

People's United Financial, Inc.	(1,874)	$(251)
MSCI, Inc. — Class A	(517)	(265)
Fortinet, Inc.*	(2,158)	(446)
AvalonBay Communities, Inc.	(254)	(548)
Jack in the Box, Inc.	(611)	(582)
PulteGroup, Inc.	(2,066)	(586)
TransDigm Group, Inc.*	(236)	(633)
Alkermes plc*	(939)	(645)
Ball Corp.	(539)	(894)
Northrop Grumman Corp.	(182)	(909)
CME Group, Inc. — Class A	(418)	(948)
Adobe Systems, Inc.*	(620)	(958)
Coach, Inc.	(1,051)	(1,015)
Equifax, Inc.	(320)	(1,456)
Balchem Corp.	(1,242)	(1,553)
Starbucks Corp.	(727)	(1,721)
Taubman Centers, Inc.	(549)	(1,821)
Kite Realty Group Trust	(1,509)	(1,992)
DCT Industrial Trust, Inc.	(873)	(2,111)
Public Storage	(164)	(2,302)
Cintas Corp.	(651)	(2,378)
Leggett & Platt, Inc.	(970)	(2,431)
Tractor Supply Co.	(636)	(2,554)
Digital Realty Trust, Inc.	(390)	(2,648)
NiSource, Inc.	(1,674)	(2,833)
Dunkin' Brands Group, Inc.	(1,047)	(2,899)
BlackRock, Inc. — Class A	(143)	(2,950)
Yum! Brands, Inc.	(846)	(3,137)
International Flavors & Fragrances, Inc.	(412)	(3,300)
Edgewell Personal Care Co.*	(499)	(3,374)
Four Corners Property Trust, Inc.	(2,181)	(3,522)
Ellie Mae, Inc.*	(473)	(3,609)
PTC, Inc.*	(1,734)	(3,784)
Extra Space Storage, Inc.	(555)	(3,814)
Eversource Energy	(732)	(4,355)
Panera Bread Co. — Class A*	(274)	(4,410)
Dollar General Corp.	(576)	(4,601)
Aerovironment, Inc.*	(2,031)	(4,631)
Post Properties, Inc.	(1,184)	(4,652)
Sempra Energy	(537)	(4,666)
Manhattan Associates, Inc.*	(899)	(4,763)
salesforce.com, Inc.*	(1,157)	(4,975)
Deere & Co.	(1,857)	(5,197)
Lennar Corp. — Class A	(2,218)	(5,395)
Boston Scientific Corp.*	(1,814)	(5,443)
Leucadia National Corp.	(4,702)	(5,459)
Imperva, Inc.*	(1,050)	(5,461)
Dominion Resources, Inc.	(720)	(5,462)
Essex Property Trust, Inc.	(361)	(5,800)
General Electric Co.	(3,210)	(5,978)
Weingarten Realty Investors	(1,216)	(6,216)
Bristol-Myers Squibb Co.	(603)	(6,596)
Realty Income Corp.	(617)	(6,775)
Semtech Corp.*	(2,325)	(7,116)
Ingersoll-Rand plc	(617)	(7,124)
Wynn Resorts Ltd.	(1,443)	(7,150)
Lexington Realty Trust	(4,545)	(7,351)
Alliant Energy Corp.	(1,276)	(7,365)
Welltower, Inc.	(746)	(7,965)
Intuit, Inc.	(574)	(8,026)
Kilroy Realty Corp.	(823)	(8,311)
Copart, Inc.*	(1,301)	(8,504)
Education Realty Trust, Inc.	(1,137)	(8,515)
Simon Property Group, Inc.	(287)	(8,599)
Kansas City Southern	(1,028)	(8,691)
Freeport-McMoRan, Inc.	(13,735)	(9,021)
Equity One, Inc.	(2,146)	(9,117)
Core-Mark Holding Company, Inc.	(1,374)	(9,447)
WhiteWave Foods Co. — Class A*	(1,442)	(9,489)
Kate Spade & Co.*	(4,024)	(9,601)
Douglas Emmett, Inc.	(1,935)	(9,736)
Vornado Realty Trust	(688)	(9,809)
Garmin Ltd.	(1,732)	(9,809)
Cooper Companies, Inc.	(256)	(9,991)
Mercury General Corp.	(1,413)	(10,266)
Regency Centers Corp.	(935)	(10,318)
Tyler Technologies, Inc.*	(429)	(10,628)
S&P Global, Inc.	(526)	(11,274)
Medical Properties Trust, Inc.	(3,555)	(11,397)
Crown Castle International Corp.	(981)	(11,415)
FMC Corp.	(1,081)	(11,502)
Itron, Inc.*	(1,179)	(11,528)
Ashland, Inc.	(545)	(11,751)
Eagle Materials, Inc.	(498)	(11,767)
HCP, Inc.	(3,532)	(12,061)
Stillwater Mining Co.*	(6,832)	(12,149)
Dollar Tree, Inc.*	(1,095)	(12,883)
Ulta Salon Cosmetics & Fragrance, Inc.*	(363)	(13,044)
South Jersey Industries, Inc.	(1,977)	(13,122)
NRG Energy, Inc.	(6,461)	(13,677)
CarMax, Inc.*	(3,045)	(14,635)
SL Green Realty Corp.	(1,208)	(14,664)
Prologis, Inc.	(1,689)	(14,822)
Equinix, Inc.	(332)	(14,920)
American Tower Corp. — Class A	(724)	(15,796)
Rayonier, Inc.	(3,961)	(16,321)
Five Below, Inc.*	(1,604)	(16,593)
Olin Corp.	(1,756)	(16,802)
Ventas, Inc.	(951)	(17,345)
Mack-Cali Realty Corp.	(3,065)	(17,721)
Duke Realty Corp.	(2,950)	(19,441)
MDU Resources Group, Inc.	(3,685)	(20,987)
Martin Marietta Materials, Inc.	(641)	(35,896)
Vulcan Materials Co.	(1,181)	(36,171)
Total Custom Basket of Short Securities		(670,685)

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
SERIES Z (ALPHA OPPORTUNITY SERIES)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[2]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[3]	Rate indicated is the 7 day yield as of June 30, 2016.
[4]

Total Return is based on the return of short basket of securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Short Securities. Rate indicated is the rate effective at June 30, 2016.

[5]

Total Return is based on the return of long basket of securities +/- financing at a variable rate. A detail of the securities included in the custom basket can be found under the heading Custom Basket of Long Securities. Rate indicated is the rate effective at June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$12,526,334	$—	$—	$—	$12,526,334
Equity Index Swap Agreements	—	—	300,013	—	300,013
Short Term Investments	220,432	—	—	—	220,432
Total	$12,746,766	$—	$300,013	$—	$13,046,779

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,960,652	$—	$—	$—	$2,960,652
Equity Index Swap Agreements	—	—	683,410	—	683,410
Total	$2,960,652	$—	$683,410	$—	$3,644,062

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $12,383,121)	$12,746,766
Segregated cash with broker	3,729,091
Unrealized appreciation on swap agreements	300,013
Receivables:
Securities sold	268,376
Dividends	10,359
Fund shares sold	21
Total assets	17,054,626

Liabilities:
Securities sold short, at value (proceeds $2,719,641)	2,960,652
Unrealized depreciation on swap agreements	683,410
Overdraft due to custodian bank	291
Payable for:
Securities purchased	259,601
Swap settlement	30,957
Management fees	11,390
Transfer agent/maintenance fees	4,160
Fund accounting/administration fees	2,798
Fund shares redeemed	342
Miscellaneous	104,625
Total liabilities	4,058,226
Commitments and contingent liabilities (Note 15)	—
Net assets	$12,996,400

Net assets consist of:
Paid in capital	$14,974,015
Undistributed net investment income	166,375
Accumulated net realized loss on investments	(1,883,227)
Net unrealized depreciation on investments	(260,763)
Net assets	$12,996,400
Capital shares outstanding	758,683
Net asset value per share	$17.13

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$117,398
Interest	528
Total investment income	117,926

Expenses:
Management fees	80,826
Transfer agent/maintenance fees	12,512
Fund accounting/administration fees	7,982
Legal fees	50,050
Short sales dividend expense	35,332
Printing expenses	19,033
Prime broker interest expense	4,656
Custodian fees	3,175
Trustees' fees*	833
Miscellaneous	13,068
Total expenses	227,467
Less:
Expenses waived by Adviser	(35,512)
Net expenses	191,955
Net investment loss	(74,029)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(91,586)
Swap agreements	(96,593)
Securities sold short	66,444
Net realized loss	(121,735)
Net change in unrealized appreciation (depreciation) on:
Investments	917,630
Securities sold short	(176,466)
Swap agreements	(142,993)
Net change in unrealized appreciation (depreciation)	598,171
Net realized and unrealized gain	476,436
Net increase in net assets resulting from operations	$402,407

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(74,029)	$(282,580)
Net realized gain (loss) on investments	(121,735)	651,047
Net change in unrealized appreciation (depreciation) on investments	598,171	(1,024,889)
Net increase (decrease) in net assets resulting from operations	402,407	(656,422)

Distributions to shareholders from:
Net realized gains	—	(4,910,631)
Total distributions to shareholders	—	(4,910,631)

Capital share transactions:
Proceeds from sale of shares	816,750	1,135,619
Distributions reinvested	—	4,910,631
Cost of shares redeemed	(770,916)	(3,542,147)
Net increase from capital share transactions	45,834	2,504,103
Net increase (decrease) in net assets	448,241	(3,062,950)

Net assets:
Beginning of period	12,548,159	15,611,109
End of period	$12,996,400	$12,548,159
Undistributed net investment income at end of period	$166,375	$240,404

Capital share activity:
Shares sold	47,092	57,194
Shares issued from reinvestment of distributions	—	291,605
Shares redeemed	(45,000)	(163,462)
Net increase in shares	2,092	185,337

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$16.59	$27.33	$25.00	$19.55	$17.24	$16.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.43)	(.43)	(.15)	(.08)	(.12)
Net gain (loss) on investments (realized and unrealized)	.64	(.69)	2.76	5.60	2.36	.38
Payments by affiliates	—	—	—	—	.03 [c]	—
Total from investment operations	.54	(1.12)	2.33	5.45	2.31	.26
Less distributions from:
Net realized gains	—	(9.62)	—	—	—	—
Total distributions	—	(9.62)	—	—	—	—
Net asset value, end of period	$17.13	$16.59	$27.33	$25.00	$19.55	$17.24

Total Return[d]	3.32%	(4.69%)	9.36%	27.83%	13.40%	1.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,996	$12,548	$15,611	$16,707	$15,571	$17,161
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(2.03%)	(1.65%)	(0.69%)	(0.41%)	(0.66%)
Total expenses	3.52%	3.54%	2.71%	3.03%	2.22%	2.29%
Net expenses[e,f]	2.97%	3.46%	2.33%	2.44%	2.22%	2.29%
Portfolio turnover rate	170%	446%	—	548%	720%	730%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

For the year ended December 31, 2012, 0.17% of the Series total return consisted of a voluntary reimbursement by the Adviser for losses incurred during fund trading. Excluding the item, total return would have been 13.23% for the Series.

[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding those amounts, the operating expense ratios for the periods presented would be:

06/30/16	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
2.35%	2.35%	2.32%	2.35%	2.06%	2.21%

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. At June 30, 2016, the Trust consisted of fifteen funds.

This report covers the Series A (StylePlus—Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series J (StylePlus—Mid Growth Series), Series M (Macro Opportunities Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus—Small Growth Series), Series Y (StylePlus—Large Growth Series) and Series Z (Alpha Opportunity Series) (the “Funds”), each a diversified investment company, with the exception of Series B (Large Cap Value Series), Series M (Macro Opportunities Series) and Series Y (StylePlus—Large Growth Series), which are each a non-diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of Series M (Macro Opportunities Series) Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for this Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

Fund	Commencement Date of Subsidiary	Subsidiary Net Assets at June 30, 2016	% of Net Assets of the Fund at June 30, 2016
Series M (Macro Opportunities Series)	01/08/15	$110,764	0.4%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at June 30, 2016.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

F. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

G. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

I. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

J. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

K. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

L. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2016, there were no earnings credits received.

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

M. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

N. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

O. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Series M (Macro Opportunities Series)	Duration, Hedge, Index Exposure	145

Fund	Use	Average Notional*
Series M (Macro Opportunities Series)	Duration, Hedge, Index Exposure	32,627

*	Average Notional relates to currency options.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Fund’s use and activity of options written for the period ended June 30, 2016:

Fund	Use
Series M (Macro Opportunities Series)	Duration, Hedge, Index Exposure

Written Call Options	Series M (Macro Opportunities Series)
	Number of contracts	Premium amount
Balance at December 31, 2015	93	$21,297
Options Written	107	21,079
Options terminated in closing purchase transactions	(93)	(21,297)
Options expired	—	—
Options exercised	—	—
Balance at June 30, 2016	107	$21,079

Written Put Options	Series M (Macro Opportunities Series)
	Number of contracts	Premium amount
Balance at December 31, 2015	—	$—
Options Written	5	18,594
Options terminated in closing purchase transactions	—	—
Options expired	(5)	(18,594)
Options exercised	—	—
Balance at June 30, 2016	—	$—

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$1,563,616	$—
Series D (World Equity Income Series)	Hedge	—	6,754,500
Series J (StylePlus—Mid Growth Series)	Index exposure	1,896,894	—
Series N (Managed Asset Allocation Series)	Index Exposure, Speculation	24,447,844	953,312
Series X (StylePlus—Small Growth Series)	Index Exposure	1,006,145	—
Series Y (StylePlus—Large Growth Series)	Index Exposure	1,314,089	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index Exposure	$176,542,440	$—
Series J (StylePlus—Mid Growth Series)	Index Exposure	118,384,324	—
Series M (Macro Opportunities Series)	Index Exposure, Speculation	1,593,740	651,254
Series X (StylePlus—Small Growth Series)	Index Exposure	26,883,420	—
Series Y (StylePlus—Large Growth Series)	Index Exposure	23,009,650	—
Series Z (Alpha Opportunity Series)	Hedge, Leverage	8,262,714	8,452,630

Interest rate swaps involve the exchange by the Funds with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Series M (Macro Opportunities Series)	Duration, Hedge	$1,420,000	$3,721,860

Currency swaps enable the Fund to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Fund may be at risk due to the counterparty’s inability to perform.

The following table represents the Fund’s use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long
Series M (Macro Opportunities Series)	Speculation	$390,270

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Series M (Macro Opportunities Series)	Hedge, Speculation	$85,181	$—
Series P (High Yield Series)	Hedge	5,759,765	314,647

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Equity/Currency/Commodity contracts	Investments, at value	Options written, at value

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Options Purchased Currency Contracts	Options Purchased Commodity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at June 30, 2016
Series A (StylePlus—Large Core Series)	$19,148	$—	$—	$—	$—	$—	$—	$19,148
Series J (StylePlus—Mid Growth Series)	12,047	—	—	—	—	—	—	12,047
Series M (Macro Opportunities Series)	—	—	—	—	14,330	37,450	—	51,780
Series N (Managed Asset Allocation Series)	4,558	—	257	231,050	—	—	—	235,865
Series P (High Yield Series)	—	—	—	—	—	—	131,717	131,717
Series X (StylePlus—Small Growth Series)	7,614	—	—	—	—	—	—	7,614
Series Y (StylePlus—Large Growth Series)	3,055	—	—	—	—	—	—	3,055
Series Z (Alpha Opportunity Series)	—	300,013	—	—	—	—	—	300,013

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Options Written Commodity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at June 30, 2016
Series D (World Equity Income Series)	$—	$—	$121,671	$—	$—	$121,671
Series J (StylePlus—Mid Growth Series)	781	—	—	—	—	781
Series M (Macro Opportunities Series)	—	—	—	7,758	—	7,758
Series N (Managed Asset Allocation Series)	277,148	—	7,097	—	—	284,245
Series P (High Yield Series)	—	—	—	—	10,837	10,837
Series Y (StylePlus—Large Growth Series)	510	—	—	—	—	510
Series Z (Alpha Opportunity Series)	—	683,410	—	—	—	683,410

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Currency/Commodity contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Written Commodity Contracts	Options Purchased Equity Contracts	Options Purchased Currency Contracts	Options Purchased Commodity Contracts	Forward Foreign Currency Exchange Contracts	Total
Series A (StylePlus—Large Core Series)	$(37,412)	$3,085,673	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,048,261
Series D (World Equity Income Series)	—	—	(468,100)	—	—	—	—	—	—	—	—	—	(468,100)
Series J (StylePlus—Mid Growth Series)	(73,421)	(673,394)	—	—	—	—	—	—	—	—	—	—	(746,815)
Series M (Macro Opportunities Series)	—	(439,715)	—	12,826	—	(164,367)	18,594	(11,253)	(14,096)	(16,484)	34,131	14,537	(565,827)
Series N (Managed Asset Allocation Series)	347,720	—	24,676	—	246,354	—	—	—	—	—	—	—	618,750
Series P (High Yield Series)	—	—	—	—	—	—	—	—	—	—	—	(118,751)	(118,751)
Series X (StylePlus—Small Growth Series)	(45,167)	(2,132,640)	—	—	—	—	—	—	—	—	—	—	(2,177,807)
Series Y (StylePlus—Large Growth Series)	(111,993)	(198,082)	—	—	—	—	—	—	—	—	—	—	(310,075)
Series Z (Alpha Opportunity Series)	—	(96,593)	—	—	—	—	—	—	—	—	—	—	(96,593)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Futures Interest Rate Contracts	Swaps Interest Rate Contracts	Options Written Commodity Contracts	Options Purchased Equity Contracts	Options Purchased Currency Contracts	Options Purchased Commodity Contracts	Forward Foreign Currency Exchange Contracts	Total
Series A (StylePlus—Large Core Series)	$23,529	$2,983,652	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,007,181
Series D (World Equity Income Series)	—	—	(121,671)	—	—	—	—	—	—	—	—	(121,671)
Series J (StylePlus—Mid Growth Series)	19,612	2,767,326	—	—	—	—	—	—	—	—	—	2,786,938
Series M (Macro Opportunities Series)	—	270,719	—	(10,243)	—	22,026	(3,977)	9,986	(16,798)	30,815	(9,277)	293,251
Series N (Managed Asset Allocation Series)	(247,272)	—	11,843	—	240,298	—	—	—	—	—	—	4,869
Series P (High Yield Series)	—	—	—	—	—	—	—	—	—	—	94,266	94,266
Series X (StylePlus—Small Growth Series)	(15,192)	1,499,935	—	—	—	—	—	—	—	—	—	1,484,743
Series Y (StylePlus—Large Growth Series)	(12,067)	553,175	—	—	—	—	—	—	—	—	—	541,108
Series Z (Alpha Opportunity Series)	—	(142,993)	—	—	—	—	—	—	—	—	—	(142,993)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.50%
Series F (Floating Rate Strategies Series)	0.65%
Series J (StylePlus—Mid Growth Series)	0.75%
Series M (Macro Opportunities Series)	0.89%
Series N (Managed Asset Allocation Series)	0.65%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.95%
Series V (Mid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.85%
Series Y (StylePlus—Large Growth Series)	0.75%
Series Z (Alpha Opportunity Series)	1.25%

RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Funds during first twelve months of operations.

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services to the Funds*, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of Net Assets)
All Funds	0.095%*

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

*	Prior to July 1, 2016, the administrative fee for Series D (World Equity Income Series) and Series N (Managed Asset Allocation Series) was the greater of 0.150% or $60,000.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series), Series M (Macro Opportunities Series) and Series P (High Yield Series) have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/17
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/17
Series M (Macro Opportunities Series)	1.45%	04/22/13	05/01/17
Series O (All Cap Value Series)	1.00%	11/30/12	05/01/17
Series P (High Yield Series)	1.07%	10/20/14	05/01/17
Series Z (Alpha Opportunity Series)	2.35%	11/30/12	05/01/17

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2016, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Series E (Total Return Bond Series)	$113,819	$189,173	$220,171	$82,139	$605,302
Series F (Floating Rate Strategies Series)	46,110	36,089	52,144	12,575	146,918
Series M (Macro Opportunities Series)	52,731	46,763	59,856	14,071	173,421
Series O (All Cap Value Series)	—	—	—	—	—
Series P (High Yield Series)	—	14,814	30,918	11,433	57,165
Series Z (Alpha Opportunity Series)	41,007	59,680	11,875	35,512	148,074

For the period ended June 30, 2016, GI recouped $3,755 from the Series O (All Cap Value Series) Fund. This amount is included in Management Fees in the Statement of Operations.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2016, the following Funds waived advisory fees related to investments in affiliated funds.

Fund	Amount
Series E (Total Return Bond Series)	$19,898
Series M (Macro Opportunities Series)	29,757

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2016, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Series A (StylePlus—Large Core Series)	100%
Series B (Large Cap Value Series)	100%
Series D (World Equity Income Series)	99%
Series E (Total Return Bond Series)	74%
Series J (StylePlus—Mid Growth Series)	99%
Series M (Macro Opportunities Series)	90%
Series N (Managed Asset Allocation Series)	98%
Series O (All Cap Value Series)	99%
Series P (High Yield Series)	93%
Series Q (Small Cap Value Series)	95%
Series V (Mid Cap Value Series)	98%
Series X (StylePlus-Small Growth Series)	98%
Series Y (StylePlus—Large Growth Series)	96%
Series Z (Alpha Opportunity Series)	100%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	— quoted prices in active markets for identical assets or liabilities.

Level 2	— significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 06/30/16	Valuation Technique	Unobservable Inputs
Series E (Total Return Bond Series)	Corporate Bonds	$1,015,522	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks		617,556	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations		253,495	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		203,112	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote

Series F (Floating Rate Strategies Series)	Senior Floating Rate Interests	738,354	Monthly Model Priced	Purchase Price

Series M (Macro Opportunities Series)	Options Purchased	14,330	Monthly Model Priced	Purchase Price

Series P (High Yield Series)	Senior Floating Rate Interests	3,738,582	Monthly Model Priced	Purchase Price
		523,686	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	4,262,268
Corporate Bonds		1,347,458	Monthly Model Priced	Purchase Price
		683,253	Monthly Model Priced	Average Comparative Yield*
	Total Corporate Bonds	2,030,711
Common Stocks		670,775	Monthly Model Priced	Purchase Price
Preferred Stocks		45,992	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote

*	Average comparative yields used ranged between 13.90%-15.39%.

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2016:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Corporate Bonds	Asset-Backed Securities	Preferred Stocks	Total
Series E (Total Return Bond Series)
Assets:
Beginning Balance	$237,977	$1,770,761	$198,482	$643,284	$2,850,504
Purchases	—	—	—	—	—
Sales, maturities and paydowns	(1,736)	(110,490)	—	—	(112,226)
Total realized gains or losses included in earnings	—	2,750	—	—	2,750
Total change in unrealized gains or losses included in earnings	17,254	79,557	4,630	(25,728)	75,713
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(727,056)	—	—	(727,056)
Ending Balance	$253,495	$1,015,522	$203,112	$617,556	$2,089,685
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$17,092	$79,664	$4,630	$(25,728)	$75,658

	Senior Floating Rate Interests	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$704,352	$704,352
Purchases	45,050	45,050
Sales, maturities and paydowns	(11,938)	(11,938)
Total realized gains or losses included in earnings	14	14
Total change in unrealized gains or losses included in earnings	876	876
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$738,354	$738,354
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$(907)	$(907)

	Options Purchased	Corporate Bonds	Total
Series M (Macro Opportunities Series)
Assets:
Beginning Balance	$47,611	$202,395	$250,006
Purchases	—	—	—
Sales, maturities and paydowns	—	(203,313)	(203,313)
Total realized gains or losses included in earnings	(16,483)	3,313	(13,170)
Total change in unrealized gains or losses included in earnings	(16,798)	(2,395)	(19,193)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance	$14,330	$—	$14,330
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$(16,798)	$(2,395)	$(19,193)

132 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

	Senior Floating Rate Interests	Corporate Bonds	Common Stocks	Preferred Stocks	Total
Series P (High Yield Series)
Assets:
Beginning Balance	$4,071,122	$2,105,082	$108	$—	$6,176,312
Purchases	—	221,599	670,665	—	892,264
Sales, maturities and paydowns	(197,578)	(753,721)	—	—	(951,299)
Total realized gains or losses included in earnings	2,985	(526,770)	—	—	(523,785)
Total change in unrealized gains or losses included in earnings	49,634	984,521	2	(3,066)	1,031,091
Transfers into Level 3	336,105	—	—	49,058	385,163
Transfers out of Level 3	—	—	—	—	—
Ending Balance	$4,262,268	$2,030,711	$670,775	$45,992	$7,009,746
Net Change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016	$616	$423,976	$2	$(3,066)	$424,595

5. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

			Gross Amounts	Net Amount of Assets Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series J (StylePlus—Mid Growth Series)	Swap equity contracts	$—	$—	$—	$—	$—	$—
Series M (Macro Opportunities Series)	Option contracts	51,780	—	51,780	51,780	—	—
Series P (High Yield Series)	Forward foreign currency exchange contracts	131,717	—	131,717	10,837	—	120,880
Series X (StylePlus—Small Growth Series)	Swap equity contracts	—	—	—	—	—	—
Series Z (Alpha Opportunity Series)	Swap equity contracts	300,013	—	300,013	300,013	—	—

			Gross Amounts	Net Amount of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series M (Macro Opportunities Series)	Option contracts	$7,758	$—	$7,758	$7,758	$—	$—
Series P (High Yield Series)	Forward foreign currency exchange contracts	10,880	—	10,880	10,880	—	—
Series Z (Alpha Opportunity Series)	Swap equity contracts	683,410	—	683,410	300,013	383,397	—

[1]	Exchange-traded futures and centrally cleared swap agreements are excluded from these reported amounts.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Series M (Macro Opportunities Series) intends to invest up to 25% of its assets in the Subsidiary which is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Tax Unrealized Gain (Loss)
Series A (StylePlus—Large Core Series)	$210,302,656	$2,476,054	$(2,151,306)	$324,748
Series B (Large Cap Value Series)	202,103,927	43,278,779	(8,726,989)	34,551,790
Series D (World Equity Income Series)	155,542,169	14,379,974	(7,754,108)	6,625,866
Series E (Total Return Bond Series)	128,776,505	3,852,424	(4,438,666)	(586,242)
Series F (Floating Rate Strategies Series)	33,058,673	124,873	(1,428,205)	(1,303,332)
Series J (StylePlus—Mid Growth Series)	138,030,048	1,389,971	(2,022,543)	(632,572)
Series M (Macro Opportunities Series)	31,582,722	95,899	(185,725)	(89,826)
Series N (Managed Asset Allocation Series)	46,528,539	7,494,449	(152,578)	7,341,871
Series O (All Cap Value Series)	102,322,899	21,848,203	(4,881,154)	16,967,049
Series P (High Yield Series)	82,611,644	958,050	(9,221,473)	(8,263,423)
Series Q (Small Cap Value Series)	83,601,736	13,876,368	(5,274,210)	8,602,158
Series V (Mid Cap Value Series)	202,225,905	30,327,282	(12,590,264)	17,737,018
Series X (StylePlus—Small Growth Series)	30,580,558	427,538	(765,341)	(337,803)
Series Y (StylePlus—Large Growth Series)	36,638,314	380,090	(353,470)	26,620
Series Z (Alpha Opportunity Series)	12,793,948	675,583	(722,765)	(47,182)

7. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$47,568,556	$56,636,516
Series B (Large Cap Value Series)	43,188,574	61,412,749
Series D (World Equity Income Series)	39,976,137	43,508,055
Series E (Total Return Bond Series)	49,508,414	42,052,369
Series F (Floating Rate Strategies Series)	6,932,831	21,702,867
Series J (StylePlus—Mid Growth Series)	38,341,343	47,465,082
Series M (Macro Opportunities Series)	19,470,033	33,846,372
Series N (Managed Asset Allocation Series)	2,973,443	3,099,757
Series O (All Cap Value Series)	25,834,953	33,986,544
Series P (High Yield Series)	32,910,360	40,103,830
Series Q (Small Cap Value Series)	25,007,367	29,948,517
Series V (Mid Cap Value Series)	67,650,840	70,744,596
Series X (StylePlus—Small Growth Series)	10,243,969	19,402,016
Series Y (StylePlus—Large Growth Series)	7,652,760	11,609,303
Series Z (Alpha Opportunity Series)	16,610,473	14,227,763

For the period ended June 30, 2016, the cost of purchases and proceeds from the sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$20,858,133	$21,678,285

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Series E (Total Return Bond Series)	$396,979	$—	$—
Series M (Macro Opportunities Series)	—	3,020,684	99,225
Series P (High Yield Series)	866,250	6,113,188	(2,369)

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended June 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 06/30/16	Shares 06/30/16	Investment Income	Realized Gain (Loss)
Series A (StylePlus—Large Core Series)
Guggenheim Strategy Fund I	$33,290,070	$8,161,920	$(24,706,177)	$16,778,614	673,569	$162,477	$(31,125)
Guggenheim Strategy Fund II	53,725,999	8,542,908	(6,000,000)	56,273,352	2,268,172	551,014	(60,778)
Guggenheim Strategy Fund III	31,299,067	3,935,303	—	35,244,131	1,421,708	440,728	—
Guggenheim Variable Insurance Strategy Fund III	56,599,406	684,282	—	57,216,863	2,308,062	693,713	—
	$174,914,542	$21,324,413	$(30,706,177)	$165,512,960		$1,847,932	$(91,903)

Series E (Total Return Bond Series)
Guggenheim Strategy Fund I	$—	$3,021,282	$—	$3,026,866	121,512	$21,281	$—
Floating Rate Strategies Fund - Institutional Class	3,209,978	2,925	(3,212,904)	—	—	3,847	(68,224)
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	1,923,026	—	(1,877,306)	—	—	—	(123,530)
Limited Duration Fund - Institutional Class	4,993,596	34,214	(3,000,000)	2,025,919	82,860	35,214	(44,262)
Total Return Bond Fund - Institutional Class	9,977,489	111,092	(5,000,000)	5,261,448	195,957	113,886	(86,972)
	$20,104,089	$3,169,513	$(13,090,210)	$10,314,233		$174,228	$(322,988)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 06/30/16	Shares 06/30/16	Investment Income	Realized Gain (Loss)
Series J (StylePlus—Mid Growth Series)
Guggenheim Strategy Fund I	$27,663,301	$9,420,780	$(22,923,162)	$14,194,402	569,827	$121,233	$(15,823)
Guggenheim Strategy Fund II	35,011,598	335,546	(4,000,000)	31,341,140	1,263,246	340,823	(46,930)
Guggenheim Strategy Fund III	18,984,975	5,090,177	—	24,097,421	972,062	293,467	—
Guggenheim Variable Insurance Strategy Fund III	38,430,993	2,783,682	—	41,187,088	1,661,440	490,086	—
	$120,090,867	$17,630,185	$(26,923,162)	$110,820,051		$1,245,609	$(62,753)

Series M (Macro Opportunities Series)
Guggenheim Floating Rate Strategies Fund - Institutional Class	$1,477,079	$31,776	$—	$1,525,501	59,753	$32,200	$—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	961,502	—	(992,177)	—	—	16,447	(8,229)
Guggenheim High Yield Fund - Insitutional Class	—	1,534,379	—	1,616,149	184,703	34,379	—
Guggenheim Limited Duration Fund - Institutional Class	8,024,510	125,357	—	8,157,062	333,622	126,963	—
Guggenheim Macro Opportunities Fund - Institutional Class	1,735,917	15,911	(1,704,169)	—	—	16,435	(170,368)
Guggenheim Strategy Fund I	1,005,937	7,022,302	—	8,041,544	322,824	22,318	—
	$13,204,945	$8,729,725	$(2,696,346)	$19,340,256		$248,742	$(178,597)

Series N (Managed Asset Allocation Series)
Guggenheim Strategy Fund I	$1,424,053	$11,151	$—	$1,437,523	57,709	$11,175	$—
Guggenheim Strategy Fund II	1,641,155	16,865	—	1,658,728	66,857	17,113	—
Guggenheim Strategy Fund III	1,646,124	2,046,326	—	3,691,097	148,895	46,612	—
Guggenheim Variable Insurance Strategy Fund III	12,223,431	132,909	(1,800,000)	10,539,523	425,152	134,949	(16,168)
	$16,934,763	$2,207,251	$(1,800,000)	$17,326,871		$209,849	$(16,168)

Series V (Mid Cap Value Series)
HydroGen Corp.	$1	$—	$—	$1	672,346	$—	$—

Series X (StylePlus—Small Growth Series)
Guggenheim Strategy Fund I	$7,807,121	$3,369,765	$(9,648,979)	$1,538,826	61,775	$19,897	$4,737
Guggenheim Strategy Fund II	6,880,775	45,617	(2,900,000)	4,021,160	162,078	46,656	(18,372)
Guggenheim Strategy Fund III	8,000,373	757,980	—	8,760,411	353,385	109,370	—
Guggenheim Variable Insurance Strategy Fund III	9,206,097	101,855	(1,000,000)	8,291,793	334,481	103,392	(13,377)
	$31,894,366	$4,275,217	$(13,548,979)	$22,612,190		$279,315	$(27,012)

Series Y (StylePlus—Large Growth Series)
Guggenheim Strategy Fund I	$8,784,283	$35,522	$(6,630,234)	$2,191,892	87,992	$35,666	$(8,472)
Guggenheim Strategy Fund II	7,592,273	1,733,604	—	9,331,818	376,131	84,769	—
Guggenheim Strategy Fund III	8,400,709	713,522	—	9,114,779	367,680	114,978	—
Guggenheim Variable Insurance Strategy Fund III	8,191,438	99,034	—	8,280,801	334,038	100,399	—
	$32,968,703	$2,581,682	$(6,630,234)	$28,919,290		$335,812	$(8,472)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2016. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2016, were as follows:

Borrower	Maturity Date	Face Amount	Value
Series F (Floating Rate Strategies Series)
Mitel Networks Corp.	1/19/2017	$200,000	$—
Noranda Aluminum Acquisition Corp.	11/8/2016	5,946	115
		$205,946	$115

Series P (High Yield Series)
Acosta, Inc.	9/26/2019	$1,000,000	$86,205
Advantage Sales & Marketing LLC	7/21/2019	720,000	56,894
BBB Industries, LLC	10/17/2019	775,000	71,975
Deltek, Inc.	6/19/2020	450,000	44,643
Epicor Software	5/21/2020	600,000	58,518
Eyemart Express	12/16/2019	400,000	33,642
Mitel Networks Corp.	1/19/2017	200,000	—
Signode Industrial Group US, Inc.	5/1/2019	1,600,000	113,038
		$5,745,000	$464,915

10. Line of Credit

The Trust secured a committed $800,000,000 line of credit from Citibank, N.A. with no set termination date for all the Funds, except Series Z (Alpha Opportunity Series) Fund. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1% or the Fed Funds Rate, plus 1/2 of 1%. The Funds also pay a commitment fee at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings outstanding under this agreement at or during the period ended June 30, 2016.

In addition, Series E (Total Return Bond Series), Series F (Floating Rate Strategies Series) and Series M (Macro Opportunities Series) (the “Funds”) entered into an additional unlimited credit facility agreement with BNP Paribas Prime Brokerage, Inc. (the “counterparty”) whereby the counterparty has agreed to provide secured financing to the Funds and the Funds will provide pledged collateral to the counterparty. Fees related to borrowings, if any, equate to LIBOR plus 0.90%. The Funds did not have any borrowings under this agreement at or during the period ended June 30, 2016.

11. Other Liabilities

Series A (StylePlus—Large Core Series) and Series V (Mid Cap Value Series) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2016.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds as of June 30, 2016 was $18,615 for Series A (StylePlus—Large Core Series) and $205,716 for Series V (Mid Cap Value Series) and included in payable for miscellaneous in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

12. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2016, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2016	Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	182	$5,422,889	$7,648,226	0.88%
Series M (Macro Opportunities Series)	145	—	2,158,410	1.30%
Series P (High Yield Series)	182	13,729,775	5,946,819	0.60%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets of Liabilities in conformity with U.S. GAAP:

			Gross Amounts	Net Amount of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Reverse repurchase agreements	$5,422,889	$—	$5,422,889	$5,422,889	$—	$—
Series P (High Yield Series)	Reverse repurchase agreements	13,729,775	—	13,729,775	13,729,775	—	—

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Fund:

Fund	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Series E (Total Return Bond Series)
Corporate Bonds	$537,625	$2,510,750	$1,562,500	$—	$4,610,875
U.S. Government Securities	—	812,014	—	—	812,014
Gross amount of recognized liabilities for reverse repurchase agreements	$537,625	$3,322,764	$1,562,500	—	$5,422,889

Series P (High Yield Series)
Corporate Bonds	$4,104,423	$7,481,423	$1,623,000	$520,929	$13,729,775
Gross amount of recognized liabilities for reverse repurchase agreements	$4,104,423	$7,481,423	$1,623,000	$520,929	$13,729,775

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

13. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	$250,000	$295,325
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	321,965	358,716
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	150,000	114,000
	GMAC Commercial Mortgage Asset Corp 2003-PRES
	6.24% due 10/10/41	04/03/14	225,019	253,495
	Northern Group Housing LLC
	6.8% due 08/15/53	07/25/13	600,000	716,448
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	462,116
	Woodbourne Capital Trust I
	0.01%	01/20/06	301,449	154,389
	Woodbourne Capital Trust II
	0.01%	01/20/06	301,449	154,389
	Woodbourne Capital Trust III
	0.02%	01/20/06	301,449	154,389
	Woodbourne Capital Trust IV
	0.02%	01/20/06	301,449	154,389
			3,152,780	2,817,656
Series M (Macro Opportunities Series)	Turbine Engines Securitization Ltd.
	6.38% due 12/13/48	11/27/13	213,982	215,458
Series P (High Yield Series)	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/12/15	111,437	22,585
	EIG Investors Corp.
	10.88 % due 02/01/24	05/16/16	296,020	295,750
			407,457	318,335

14. Subsequent Event

At a meeting held on May 17–18, 2016, the Board of Trustees (the “Board”) of the Guggenheim Variable Funds Trust (the “Trust”) approved a plan of liquidation (the “Plan of Liquidation”) for Series M (Macro Opportunities Series) (the “Fund”) and submission of the Plan of Liquidation to the beneficial owners of the Fund, including owners of variable life insurance policies and variable annuity contracts (“Contracts”) who allocated a portion of their Contract value to the Fund through those Contracts and therefore have a beneficial interest in shares of the Fund. These shareholders provided voting instructions with respect to the shares of the Fund attributable to their respective Contracts at the meeting of shareholders held on July 29, 2016. The Plan of Liquidation was approved by the shareholders, and the liquidation of the Fund occurred on August 5, 2016.

15. Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the SBL Fund of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the SBL Fund, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). SBL Fund has been named as a defendant in two of the SLCFC actions: Deutsche Bank Trust Co. Americas v. Ohlson Enter., No. 12-0064 (S.D.N.Y.) and Deutsche Bank Trust Co. Americas v. Cantor Fitzgerald & Co., No. 11-4900 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series A (StylePlus – Large Core Series) f/k/a Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

SBL Fund may be a putative member of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. Reichman alleges claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Second Amended Complaint in the Litigation Trust Action and an Amended Complaint in Reichman. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”), is pending as well. Like Reichman, the Creditor Trust Action alleges claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Guggenheim Variable Funds Trust f/k/a SBL Fund. The following series of Guggenheim Variable Funds Trust received cash proceeds from the cash out merger in the following amounts: Series N (Managed Asset Allocation Series) - $28,800. At this stage of the proceedings, Guggenheim Variable Funds Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on April 15, 2016, the shareholders of the Funds voted on whether to approve the Plan of Liquidation with respect to Series C (Money Market Series). A description of the number of shares voted is as follows:

Votes for:	5,327,310
Votes against:	162,165
Abstain:	313,819

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Guggenheim Variable Funds Trust Contracts Review Committee

Guggenheim Variable Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following series:

● Series A (StylePlus—Large Core Series) (“Series A”)

● Series D (World Equity Income Series) (“Series D”)

● Series F (Floating Rate Strategies Series) (“Series F”)

● Series M (Macro Opportunities Series) (“Series M”)

● Series O (All Cap Value Series) (“Series O”)

● Series Q (Small Cap Value Series) (“Series Q”)

● Series X (StylePlus—Small Growth Series) (“Series X”)

● Series Z (Alpha Opportunity Series) (“Series Z”)

● Series B (Large Cap Value Series) (“Series B”)

● Series E (Total Return Bond Series) (“Series E”)

● Series J (StylePlus—Mid Growth Series) (“Series J”)

● Series N (Managed Asset Allocation Series) (“Series N”)

● Series P (High Yield Series) (“Series P”)

● Series V (Mid Cap Value Series) (“Series V”)

● Series Y (StylePlus—Large Growth Series) (“Series Y”)

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Security Investors, LLC (“Security Investors”), an indirect subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm (“Guggenheim Partners”), serves as investment adviser to each of: (i) Series A; (ii) Series B; (iii) Series D; (iv) Series E; (v) Series J; (vi) Series N; (vii) Series O; (viii) Series P; (ix) Series Q; (x) Series V; (xi) Series X; (xii) Series Y; and (xiii) Series Z (collectively, the “SI-Advised Funds”). Guggenheim Partners Investment Management, LLC (“GPIM”) serves as investment adviser to Series F and Series M of the Trust (together, the “GPIM-Advised Funds” and together with the SI-Advised Funds, the “Funds” and individually, a “Fund”).1 (Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors and Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), each of Security Investors and GPIM regularly provides investment research, advice and supervision, a continuous investment program, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

Following an initial two-year term, the Advisory Agreements2 continue in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 27, 2016 (the “April Meeting”) and on May 17, 2016 (the “May Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by each of the Advisers is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports, as well as a discussion of those instances in which FUSE adjusted a peer group after considering a request by management to re-evaluate the peer group constituent funds.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting which, among other things, addressed areas identified for discussion by the Independent Trustees and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Review Materials”).

[1]

The series of the Trust previously included Series C (Money Market Series) (“Series C”). At a meeting held on February 23-24, 2016, the Board of Trustees of the Trust approved a proposal to liquidate Series C pursuant to a plan of liquidation (the “Liquidation Proposal”), subject to approval by shareholders of Series C. At a special meeting of shareholders of Series C held on April 15, 2016, the Liquidation Proposal was approved by shareholders. Thereafter, on April 29, 2016, Series C was liquidated.

[2]

The investment advisory agreements pertaining to the SI-Advised Funds and the investment advisory agreements pertaining to the GPIM-Advised Funds are each referred to herein as an “Advisory Agreement” and together, the “Advisory Agreements” In addition, unless the context indicates otherwise, Security Investors, with respect to its service as investment adviser to the SI-Advised Funds, and GPIM, as to the GPIM-Advised Funds, are each referred to herein as the “Adviser” and together, the “Advisers.”

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OTHER INFORMATION (Unaudited)(continued)

As part of its consideration of the proposed continuation of the applicable Advisory Agreement as related to Series M, the Committee considered Guggenheim Investments’ recommendation that, in light of a request for return of seed capital, a small asset base and limited distribution and growth prospects, it is in the best interest of Series M that it be closed and liquidated. Therefore, at the May Meeting, the Committee considered the proposed continuation of the applicable Advisory Agreement, with respect to Series M, to provide for the continuation of advisory services until such time as Series M ceases operations and is liquidated.

The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of each Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, areas of responsibility and duties of key personnel performing services for the Funds, including those personnel providing compliance oversight, as well as the supervisors and reporting lines for such personnel. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions, departures and transitions in personnel who work on matters relating to the Funds or are significant to the operations of each Adviser. The Committee also considered the Advisers’ attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements, and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, as well as from Guggenheim’s Chief Risk Officer. The Committee also noted updates by Guggenheim to certain compliance programs, including with respect to Code of Ethics monitoring, and the implementation of additional forensic testing. The Committee took into consideration the settlement of a regulatory matter concerning GPIM and remedial steps taken in response by Guggenheim to enhance its organizational structure for compliance. In this connection, the Committee considered information provided by Guggenheim regarding the findings of an independent compliance consultant retained to review GPIM’s compliance program and the consultant’s conclusion that the program is reasonably designed to prevent and detect violations of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder. Moreover, in connection with the Committee’s evaluation of the overall package of services provided by each Adviser, the Committee considered each Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds.

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). (Thereafter, the Committee received the audited consolidated financial statements of GPIMH and the audited financial statements of GPIM as supplemental information.)

The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties through Board meetings, discussions and reports during the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received for each Fund investment returns for the ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2015, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer

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group of similar funds with comparable asset levels as identified by FUSE, in each case for the same periods, as applicable. The Committee also received from FUSE representatives and considered a description of the methodology employed by FUSE for identifying each Fund’s peer group and universe for performance and expense comparisons.

In seeking to evaluate Fund performance over a full market cycle, the Committee generally focused its attention first on five-year and three-year performance rankings as compared to the relevant universe of funds. The Committee also considered more recent performance periods, including the one-year period and, as deemed appropriate, the three-month period, for certain Funds, such as for those Funds that were recently launched or had undergone recent changes in investment strategies, as well as circumstances in which enhancements were made to the portfolio management processes or techniques employed for a Fund. In this connection, the Committee made the following observations:

●

Series A (StylePlus—Large Core Series): The Fund implemented a strategy change and a new portfolio management team in May 2013. In light of the foregoing, the Committee focused on performance results for the three-year and one-year periods ended December 31, 2015 and observed that the Fund outperformed the performance universe median for both periods, ranking in the 34th and 22nd percentiles, respectively.

●

Series D (World Equity Income Series): The Fund implemented a strategy change and a new portfolio management team in August 2013. In light of the foregoing, the Committee focused on performance results for the three-year and one-year periods ended December 31, 2015. The Committee noted that although the Fund underperformed the performance universe median for the three-year period (ranking in the 67th percentile), the Fund’s return exceeded the median for the one-year period (ranking in the 43rd percentile). The Committee also observed that the Fund’s performance was trending in a positive direction, noting that the Fund’s return ranked in the 29th percentile of its performance universe for the three-month period ended December 31, 2015.

●

Series E (Total Return Bond Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2015, ranking in the 9th and 1st percentiles, respectively, of its performance universe.

●

Series F (Floating Rate Strategies Series): The Fund commenced operations in April 2013. The Fund outperformed the performance universe median for the one-year and three-month periods ended December 31, 2015, ranking in the 1st and 17th percentiles, respectively, of its performance universe.

●

Series J (StylePlus—Mid Growth Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2015, ranking in the 49th and 42nd percentiles, respectively, of its performance universe.

●

Series N (Managed Asset Allocation Series): The Fund’s performance for the five-year and three-year periods ended December 31, 2015, ranked in the 59th and 66th percentiles, respectively. In light of the Fund’s third quartile performance for the foregoing periods, the Committee also took into account more recent performance results in its evaluation. In this regard, the Committee observed that the Fund’s return for the one-year period ended December 31, 2015 exceeded the performance universe median, ranking in the 35th percentile.

●

Series P (High Yield Series): The Fund’s returns for the five-year and three-year periods ended December 31, 2015, ranked in the 77th and 41st percentiles, respectively, of its performance universe. In light of the Fund’s fourth quartile performance for the five-year period, the Committee also took into account more recent performance results in its evaluation. In this regard, the Committee observed that the Fund’s return for the one-year period ended December 31, 2015 exceeded the performance universe median, ranking in the 48th percentile. The Committee also noted that the Fund’s current portfolio management team assumed responsibility for the Fund in August 2012.

●

Series X (StylePlus—Small Growth Series): The Fund implemented a strategy change and new portfolio management team in May 2013. In light of the foregoing, the Committee focused on performance for the three-year and one-year periods ended December 31, 2015 and observed that the Fund outperformed the performance universe median for both periods, ranking in the 16th and 47th percentiles, respectively, of its performance universe.

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OTHER INFORMATION (Unaudited)(continued)

●

Series Y (StylePlus—Large Growth Series): The Fund implemented a strategy change and new portfolio management team in May 2013. In light of the foregoing, the Committee focused on performance for the three-year and one-year periods ended December 31, 2015 and observed that the Fund’s returns ranked in the 61st and 51st percentiles, respectively, of its performance universe. The Committee also noted the Adviser’s statement that since the current portfolio management team assumed responsibility for the Fund in May 2013, the Fund’s performance has improved significantly, with the Fund ranking in the first quartile over the three-year and one-year periods ended February 29, 2016.

●

Series Z (Alpha Opportunity Series): The Fund outperformed the performance universe median for the five-year and three-year periods ended December 31, 2015, ranking in the 4th and 18th percentiles, respectively, of its performance universe. The Committee considered the limitations on portfolio management as a result of the 2008 Lehman bankruptcy, and subsequent changes to the Fund’s investment strategies, noting that the Fund re-opened to subscriptions with a new U.S. long/short equity investment strategy on January 28, 2015. In light of the foregoing, the Committee also considered more recent performance periods, including the one-year and three-month periods ended December 31, 2015 and observed that the Fund’s returns ranked in the 74th and 95th percentiles, respectively, of its performance universe. Given the limited period of time that the Adviser has managed the Fund pursuant to its new investment program, the Committee also took into account updated performance data provided by the Adviser in connection with the May Meeting and noted that the Fund’s net performance for the one-year and three-month periods ended March 31, 2016 ranked in the 6th and 1st percentiles, respectively, of the Morningstar Long/Short Equity peer group.

Value Funds: Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series):

●

Series B (Large Cap Value Series): The Fund underperformed the performance universe median for the five-year, three-year and one-year periods ended December 31, 2015, ranking in the 85th, 75th and 70th percentiles, respectively, of its performance universe.

●

Series O (All Cap Value Series): The Fund underperformed the performance universe median for the five-year, three-year and one-year periods ended December 31, 2015, ranking in the 89th, 76th and 67th percentiles, respectively, of its performance universe.

●

Series Q (Small Cap Value Series): The Fund underperformed the performance universe median for the five-year, three-year and one-year periods ended December 31, 2015, ranking in the 74th, 85th and 77th percentiles, respectively, of its performance universe.

●

Series V (Mid Cap Value Series): The Fund underperformed the performance universe median for the five-year, three-year and one-year periods ended December 31, 2015, ranking in the 100th percentile for the five-year and three-year periods and in the 83rd percentile of its performance universe for the one-year period.

In response to the Committee’s request, representatives from the Adviser provided information regarding, and discussed factors impacting, each Value Fund’s performance, including market trends and stock selection. The Adviser’s representatives also discussed the portfolio management team’s philosophy and processes and explained their expectations and strategies for the future. The Committee noted measures taken by the Adviser to remedy relative longer-term underperformance with respect to each of the Value Funds, including strategy enhancements such as implementation of a refined stock selection process and additional risk controls to enforce the strategy’s sell discipline. The Committee noted that the Adviser believes the enhancements to the portfolio management techniques employed for each Value Fund, used in conjunction with existing proprietary quantitative models, will help improve the Fund‘s performance results. In light of the foregoing, the Committee requested and the Adviser provided supplemental performance data to enable the Committee to evaluate the impact of the strategy enhancements. In this connection, the Committee considered that the data provided by the Adviser indicated that each Value Fund’s performance was improving, with performance for the first quarter of 2016 ranking better than the trailing one-year return. The Committee also considered the Adviser’s statement that it believes the improving trend in performance relative to peers reflects the enhancements implemented in the investment process. The Committee also noted Guggenheim’s

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commitment to monitor each Value Fund’s performance and update the Independent Trustees on a quarterly basis as to the impact of the process enhancements implemented to-date and advise on other steps that might be taken to further address each Fund’s performance, if necessary.

After reviewing the foregoing and related factors, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts relating to investment performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. In response to a supplemental request, the Committee also received and reviewed aggregated advisory and administrative fees compared to the peer group average and median.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by the applicable Adviser to one or more other funds, separate accounts and/or other types of client portfolios and investment vehicles that it manages pursuant to a similar investment objective and strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds3 as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, applicable legal, governance and capital structures, tax status and historical pricing reasons. With respect to the difference in fees charged to a comparable client that is a mutual fund, as to which Guggenheim serves as sub-adviser, the Committee took into account the following: Guggenheim advises that it has less legal and regulatory exposure as a sub-adviser to an unaffiliated fund and does not take on the same business risk because Guggenheim is not the sponsor of that fund. The Committee concluded that the information it received demonstrated that the aggregate services provided to the Funds were sufficiently different from those provided to other clients with similar investment strategies and/or the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee made the following observations:

●	Series A (StylePlus—Large Core Series): The Fund’s contractual advisory fee is equal to the peer group median and its total net expense ratio is the highest of the peer group.

●

Series B (Large Cap Value Series): The Fund’s contractual advisory fee is equal to the peer group median and its total net expense ratio is 5 basis points above the peer group median (73rd percentile).

●	Series D (World Equity Income Series): The Fund’s contractual advisory fee is below the peer group median (30th percentile) and its total net expense ratio is equal to the peer group median.

●

Series E (Total Return Bond Series): The Fund’s contractual advisory fee is equal to the peer group median and its total net expense ratio is below the peer group median, ranking in the first quartile (25th percentile) of its peer group. In addition, the Adviser has entered into an expense limitation agreement with respect to the Fund.

[3]	“Mutual funds” in this discussion refer specifically to registered open-end investment companies offered for variable annuity or variable life insurance contract purchasers.

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OTHER INFORMATION (Unaudited)(continued)

●

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee is tied with a peer fund as the highest of its peer group (consisting of seven funds), but only 2 basis points above the median. The Fund’s total net expense ratio also is tied with a peer fund as the highest of its peer group. The Committee observed that the Fund’s average assets under management is the smallest among its peer funds and also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

●	Series J (StylePlus—Mid Growth Series): The Fund’s contractual advisory fee is below the peer group median (36th percentile) and its total net expense ratio is equal to the peer group median.

●

Series N (Managed Asset Allocation Series): The Fund’s contractual advisory fee and total net expense ratio are both below the peer group median, ranking in the 21st and 43rd percentiles, respectively.

●

Series O (All Cap Value Series): The Fund’s contractual advisory fee is above the peer group median, ranking in the third quartile (64th percentile) of the peer group, but only 5 basis points above the median. The Fund’s total net expense ratio is above the peer group median, ranking in the fourth quartile (93rd percentile) of the peer group.

●

Series P (High Yield Series): The Fund’s contractual advisory fee is below the peer group median, ranking in the first quartile (20th percentile) of the peer group. The Fund’s total net expense ratio is 8 basis points above the peer group median, ranking in the third quartile (73rd percentile) of the peer group. The Committee considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

●

Series Q (Small Cap Value Series): The Fund’s contractual advisory fee and total net expense ratio are higher than the median advisory fee and total net expense ratio of its peer group (in each case ranking in the 93rd percentile).

●

Series V (Mid Cap Value Series): The Fund’s contractual advisory fee is below the peer group median (25th percentile) of the peer group and its total net expense ratio is 10 basis points above the peer group median (83rd percentile) of the peer group.

●

Series X (StylePlus—Small Growth Series): The Fund’s contractual advisory fee is 5 basis points above the peer group median (57th percentile) and its total net expense ratio is the highest of the peer group. The Committee considered the Fund’s small size, in average assets under management, as compared to its peer group constituent funds.

●

Series Y (StylePlus—Large Growth Series): The Fund’s contractual advisory fee is 2 basis points above the peer group median (53rd percentile) and its total net expense ratio is the highest of the peer group. The Committee considered the Fund’s small size, in average assets under management, as compared to its peer group constituent funds.

●

Series Z (Alpha Opportunities Series): The Fund’s contractual advisory fee is below the peer group median (9th percentile) and its total net expense ratio is above the peer group median (91st percentile). The Committee considered the small size of the Fund and that the Adviser has entered into an expense limitation agreement with respect to the Fund.

With respect to the costs of services provided and profits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2015, ending assets under management as of December 31, 2015, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2014. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and reviewed a report from an independent accounting firm evaluating Guggenheim Investments’ approach to allocating costs and determining the profitability of Guggenheim Investments with respect to individual funds and the entire fund complex. In evaluating the costs of services provided and

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the profitability to Guggenheim Investments, based upon the profitability rates presented by Guggenheim Investments and the conclusion of the independent accounting firm that the methodology used for calculating such rates was reasonable, the Committee concluded that the profits were not unreasonable.

The Committee considered other benefits available to each Adviser because of its relationship with the Funds and noted that Security Investors and GPIM may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, currently receives fees for (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the Funds pursuant to a Fund Accounting and Administration Agreement, and (ii) acting as transfer agent for the Funds and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications, and acting as the dividend disbursing agent pursuant to a Transfer Agency Agreement. The Committee reviewed the compensation arrangements for the provision of the foregoing services, as well as Guggenheim’s profitability from providing such services. The Committee also noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Committee noted the Adviser’s statement that Guggenheim continues to develop the infrastructure needed to support Fund asset growth and to achieve economies of scale across the firm’s various products and product lines. Thus, while Guggenheim may be benefiting from certain economies of scale and related cost efficiencies, it is concurrently realizing new costs and expenses associated with investment in infrastructure to support growth. The Committee took into account the additional information provided by Guggenheim at the Committee’s request regarding the investments made to support the growth of the organization, noting, among other things, enhancements to improve operational efficiency and further development of compliance-related functions, as well as Guggenheim’s view as to how such investments benefit the Funds.

As part of its assessment of economies of scale, the Committee also considered Guggenheim’s view that it seeks to share economies of scale through expense limitations and/or through advisory fees set at competitive rates pre-assuming future asset growth. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

The Committee determined that, taking into account all relevant factors, the advisory fee for each Fund was reasonable.

Overall Conclusions

Based on the foregoing, the Committee determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreements is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement, other than for Series M, for an additional annual term.

With respect to Series M, the Committee concluded that it is in the best interest of Series M to recommend that the Board approve the continuation of the applicable Advisory Agreement to provide for the continuation of advisory services until such time as Series M ceases operations and is liquidated, but no longer than an additional annual term.

Thereafter, on May 18, 2016, the Board, including all of the Independent Trustees, approved: (i) the renewal of each of the Advisory Agreements, other than for Series M, for an additional annual term; and (ii) with respect to Series M, the continuation of the applicable Advisory Agreement until such time as Series M ceases operations and is liquidated, but no longer than an additional annual term.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	100	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	96	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	96	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	96	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	96	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	102	Current: Edward-Elmhurst Healthcare System (2012-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	96	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	99	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

152 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 153

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

154 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 155

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

156 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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Item 2.	Code of Ethics.

Not required at this time.

.Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 7, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 7, 2016

* Print the name and title of each signing officer under his or her signature.